UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00537

Franklin Custodian Funds
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin DynaTech Fund
Class A [FKDNX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin DynaTech Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$37	0.77%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$22,409,781,887
Total Number of Portfolio Holdings*	121
Portfolio Turnover Rate	20.76%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin DynaTech Fund	PAGE 1	108-STSR-0525

Franklin DynaTech Fund
Class C [FDYNX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin DynaTech Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$73	1.52%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$22,409,781,887
Total Number of Portfolio Holdings*	121
Portfolio Turnover Rate	20.76%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin DynaTech Fund	PAGE 1	208-STSR-0525

Franklin DynaTech Fund
Class R [FDNRX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin DynaTech Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$49	1.02%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$22,409,781,887
Total Number of Portfolio Holdings*	121
Portfolio Turnover Rate	20.76%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin DynaTech Fund	PAGE 1	818-STSR-0525

Franklin DynaTech Fund
Class R6 [FDTRX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin DynaTech Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$21	0.44%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$22,409,781,887
Total Number of Portfolio Holdings*	121
Portfolio Turnover Rate	20.76%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin DynaTech Fund	PAGE 1	328-STSR-0525

Franklin DynaTech Fund
Advisor Class [FDYZX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin DynaTech Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$25	0.52%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$22,409,781,887
Total Number of Portfolio Holdings*	121
Portfolio Turnover Rate	20.76%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin DynaTech Fund	PAGE 1	628-STSR-0525

Franklin Growth Fund
Class A [FKGRX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin Growth Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$37	0.77%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$16,275,243,960
Total Number of Portfolio Holdings*	97
Portfolio Turnover Rate	4.41%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth Fund	PAGE 1	106-STSR-0525

Franklin Growth Fund
Class C [FRGSX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin Growth Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$73	1.52%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$16,275,243,960
Total Number of Portfolio Holdings*	97
Portfolio Turnover Rate	4.41%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth Fund	PAGE 1	206-STSR-0525

Franklin Growth Fund
Class R [FGSRX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin Growth Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$49	1.02%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$16,275,243,960
Total Number of Portfolio Holdings*	97
Portfolio Turnover Rate	4.41%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth Fund	PAGE 1	806-STSR-0525

Franklin Growth Fund
Class R6 [FIFRX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin Growth Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$22	0.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$16,275,243,960
Total Number of Portfolio Holdings*	97
Portfolio Turnover Rate	4.41%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth Fund	PAGE 1	366-STSR-0525

Franklin Growth Fund
Advisor Class [FCGAX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin Growth Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$25	0.52%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$16,275,243,960
Total Number of Portfolio Holdings*	97
Portfolio Turnover Rate	4.41%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth Fund	PAGE 1	606-STSR-0525

Franklin Income Fund
Class A [FKIQX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$35	0.70%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$73,503,470,536
Total Number of Portfolio Holdings*	563
Portfolio Turnover Rate	28.54%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Income Fund	PAGE 1	1109-STSR-0525

Franklin Income Fund
Class A1 [FKINX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$30	0.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$73,503,470,536
Total Number of Portfolio Holdings*	563
Portfolio Turnover Rate	28.54%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Income Fund	PAGE 1	109-STSR-0525

Franklin Income Fund
Class C [FCISX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$55	1.10%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$73,503,470,536
Total Number of Portfolio Holdings*	563
Portfolio Turnover Rate	28.54%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Income Fund	PAGE 1	209-STSR-0525

Franklin Income Fund
Class R [FISRX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$47	0.95%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$73,503,470,536
Total Number of Portfolio Holdings*	563
Portfolio Turnover Rate	28.54%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Income Fund	PAGE 1	809-STSR-0525

Franklin Income Fund
Class R6 [FNCFX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$20	0.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$73,503,470,536
Total Number of Portfolio Holdings*	563
Portfolio Turnover Rate	28.54%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Income Fund	PAGE 1	390-STSR-0525

Franklin Income Fund
Advisor Class [FRIAX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$22	0.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$73,503,470,536
Total Number of Portfolio Holdings*	563
Portfolio Turnover Rate	28.54%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Income Fund	PAGE 1	609-STSR-0525

Franklin U.S. Government Securities Fund
Class A [FKFSX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$43	0.86%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,196,861,351
Total Number of Portfolio Holdings*	618
Portfolio Turnover Rate	13.97%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Government Securities Fund	PAGE 1	1110-STSR-0525

Franklin U.S. Government Securities Fund
Class A1 [FKUSX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$37	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,196,861,351
Total Number of Portfolio Holdings*	618
Portfolio Turnover Rate	13.97%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Government Securities Fund	PAGE 1	110-STSR-0525

Franklin U.S. Government Securities Fund
Class C [FRUGX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$63	1.26%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,196,861,351
Total Number of Portfolio Holdings*	618
Portfolio Turnover Rate	13.97%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Government Securities Fund	PAGE 1	210-STSR-0525

Franklin U.S. Government Securities Fund
Class R [FUSRX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$55	1.11%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,196,861,351
Total Number of Portfolio Holdings*	618
Portfolio Turnover Rate	13.97%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Government Securities Fund	PAGE 1	810-STSR-0525

Franklin U.S. Government Securities Fund
Class R6 [FGORX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$25	0.51%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,196,861,351
Total Number of Portfolio Holdings*	618
Portfolio Turnover Rate	13.97%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Government Securities Fund	PAGE 1	320-STSR-0525

Franklin U.S. Government Securities Fund
Advisor Class [FUSAX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$30	0.61%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,196,861,351
Total Number of Portfolio Holdings*	618
Portfolio Turnover Rate	13.97%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Government Securities Fund	PAGE 1	610-STSR-0525

Franklin Utilities Fund
Class A [FKUQX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$41	0.81%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$6,639,997,105
Total Number of Portfolio Holdings*	45
Portfolio Turnover Rate	6.48%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Utilities Fund	PAGE 1	1107-STSR-0525

Franklin Utilities Fund
Class A1 [FKUTX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$36	0.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$6,639,997,105
Total Number of Portfolio Holdings*	45
Portfolio Turnover Rate	6.48%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Utilities Fund	PAGE 1	107-STSR-0525

Franklin Utilities Fund
Class C [FRUSX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$61	1.21%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$6,639,997,105
Total Number of Portfolio Holdings*	45
Portfolio Turnover Rate	6.48%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Utilities Fund	PAGE 1	207-STSR-0525

Franklin Utilities Fund
Class R [FRURX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$53	1.06%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$6,639,997,105
Total Number of Portfolio Holdings*	45
Portfolio Turnover Rate	6.48%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Utilities Fund	PAGE 1	807-STSR-0525

Franklin Utilities Fund
Class R6 [FUFRX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$25	0.50%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$6,639,997,105
Total Number of Portfolio Holdings*	45
Portfolio Turnover Rate	6.48%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Utilities Fund	PAGE 1	370-STSR-0525

Franklin Utilities Fund
Advisor Class [FRUAX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$28	0.56%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$6,639,997,105
Total Number of Portfolio Holdings*	45
Portfolio Turnover Rate	6.48%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Utilities Fund	PAGE 1	607-STSR-0525

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Franklin
Custodian Funds
Financial Statements and Other Important Information
Semi-Annual | March 31,  2025
Franklin DynaTech Fund
Franklin Growth Fund
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedules of Investments 2
Financial Statements 66
Notes to Financial Statements 75
Changes In and Disagreements with Accountants 101
Results of Meeting(s) of Shareholders 101
Remuneration Paid to Directors, Officers and Others 101
Board Approval of Management and Subadvisory Agreements 101

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2025
(unaudited)
Year Ended September 30,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $165.87 $116.42 $92.78 $157.23 $121.24 $82.84
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.37) (0.59) (0.38) (0.64) (0.82) (0.38)
Net realized and unrealized gains (losses) (12.71) 50.04 24.02 (61.59) 36.81 39.44
Total from investment operations ........ (13.08) 49.45 23.64 (62.23) 35.99 39.06
Less distributions from:
Net realized gains ................. — — — (2.22) — (0.66)
Net asset value, end of period .......... $152.79 $165.87 $116.42 $92.78 $157.23 $121.24
Total return
c
....................... (7.88)% 42.49% 25.47% (40.15)% 29.68% 47.47%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.77% 0.79% 0.83% 0.82% 0.79% 0.85%
Expenses net of waiver and payments by
affiliates .......................... 0.77%
e
0.79%
e
0.83%
e,f
0.82%
e,f
0.79%
e,f
0.84%
f
Net investment (loss) ................ (0.43)% (0.41)% (0.35)% (0.50)% (0.56)% (0.39)%
Supplemental data
Net assets , end of period (000’s) ........ $10,774,786 $11,920,330 $8,669,145 $7,214,315 $12,129,483 $8,378,574
Portfolio turnover rate ................ 20.76% 11.94% 15.29% 40.72% 18.77% 13.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2025
(unaudited)
Year Ended September 30,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $131.65 $93.09 $74.75 $128.06 $99.49 $68.60
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.81) (1.34) (0.95) (1.29) (1.55) (0.91)
Net realized and unrealized gains (losses) (10.02) 39.90 19.29 (49.80) 30.12 32.46
Total from investment operations ........ (10.83) 38.56 18.34 (51.09) 28.57 31.55
Less distributions from:
Net realized gains ................. — — — (2.22) — (0.66)
Net asset value, end of period .......... $120.82 $131.65 $93.09 $74.75 $128.06 $99.49
Total return
c
....................... (8.22)% 41.41% 24.55% (40.60)% 28.72% 46.37%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.52% 1.54% 1.58% 1.57% 1.54% 1.60%
Expenses net of waiver and payments by
affiliates .......................... 1.52%
e
1.54%
e
1.58%
e,f
1.57%
e,f
1.54%
e,f
1.59%
f
Net investment (loss) ................ (1.18)% (1.16)% (1.10)% (1.26)% (1.31)% (1.14)%
Supplemental data
Net assets , end of period (000’s) ........ $810,190 $947,544 $774,154 $715,976 $1,339,016 $1,095,702
Portfolio turnover rate ................ 20.76% 11.94% 15.29% 40.72% 18.77% 13.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2025
(unaudited)
Year Ended September 30,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $158.57 $111.57 $89.14 $151.52 $117.13 $80.26
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.56) (0.92) (0.62) (0.91) (1.14) (0.60)
Net realized and unrealized gains (losses) (12.13) 47.92 23.05 (59.25) 35.53 38.13
Total from investment operations ........ (12.69) 47.00 22.43 (60.16) 34.39 37.53
Less distributions from:
Net realized gains ................. — — — (2.22) — (0.66)
Net asset value, end of period .......... $145.88 $158.57 $111.57 $89.14 $151.52 $117.13
Total return
c
....................... (7.99)% 42.12% 25.16% (40.29)% 29.36% 47.09%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.02% 1.04% 1.08% 1.07% 1.04% 1.10%
Expenses net of waiver and payments by
affiliates .......................... 1.02%
e
1.04%
e
1.08%
e,f
1.07%
e,f
1.04%
e,f
1.09%
f
Net investment (loss) ................ (0.68)% (0.66)% (0.60)% (0.75)% (0.81)% (0.63)%
Supplemental data
Net assets , end of period (000’s) ........ $235,151 $268,319 $212,068 $188,831 $311,646 $221,041
Portfolio turnover rate ................ 20.76% 11.94% 15.29% 40.72% 18.77% 13.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2025
(unaudited)
Year Ended September 30,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $176.35 $123.35 $97.95 $165.26 $127.01 $86.46
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.09) (0.11) —
c
(0.18) (0.36) (0.05)
Net realized and unrealized gains (losses) (13.54) 53.11 25.40 (64.91) 38.61 41.26
Total from investment operations ........ (13.63) 53.00 25.40 (65.09) 38.25 41.21
Less distributions from:
Net realized gains ................. — — — (2.22) — (0.66)
Net asset value, end of period .......... $162.72 $176.35 $123.35 $97.95 $165.26 $127.01
Total return
d
....................... (7.73)% 42.97% 25.92% (39.92)% 30.12% 47.97%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.44% 0.45% 0.48% 0.46% 0.46% 0.50%
Expenses net of waiver and payments by
affiliates .......................... 0.44%
f
0.45%
f
0.47%
g
0.45%
g
0.46%
f,g
0.50%
f,g
Net investment income (loss) .......... (0.09)% (0.07)% —%
h
(0.13)% (0.23)% (0.05)%
Supplemental data
Net assets , end of period (000’s) ........ $7,620,954 $8,980,818 $7,515,703 $6,322,021 $9,820,184 $5,817,028
Portfolio turnover rate ................ 20.76% 11.94% 15.29% 40.72% 18.77% 13.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin DynaTech Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2025
(unaudited)
Year Ended September 30,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $173.63 $121.56 $96.64 $163.27 $125.58 $85.58
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.16) (0.24) (0.11) (0.34) (0.48) (0.15)
Net realized and unrealized gains (losses) (13.33) 52.31 25.03 (64.07) 38.17 40.81
Total from investment operations ........ (13.49) 52.07 24.92 (64.41) 37.69 40.66
Less distributions from:
Net realized gains ................. — — — (2.22) — (0.66)
Net asset value, end of period .......... $160.14 $173.63 $121.56 $96.64 $163.27 $125.58
Total return
c
....................... (7.76)% 42.83% 25.79% (39.99)% 30.01% 47.83%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.52% 0.54% 0.58% 0.57% 0.54% 0.60%
Expenses net of waiver and payments by
affiliates .......................... 0.52%
e
0.54%
e
0.58%
e,f
0.57%
e,f
0.54%
e,f
0.59%
f
Net investment (loss) ................ (0.18)% (0.16)% (0.10)% (0.26)% (0.32)% (0.15)%
Supplemental data
Net assets , end of period (000’s) ........ $2,968,701 $3,280,611 $2,499,474 $2,280,138 $4,352,531 $2,884,489
Portfolio turnover rate ................ 20.76% 11.94% 15.29% 40.72% 18.77% 13.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Schedule of Investments (unaudited), March 31, 2025
Franklin DynaTech Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.7%
Aerospace & Defense 2.4%
a
Axon Enterprise, Inc. ................................. United States 925,000 $ 486,503,750
a
Karman Holdings, Inc. ................................ United States 350,000 11,697,000
a
Kratos Defense & Security Solutions, Inc. ................. United States 1,250,000 37,112,500
535,313,250
Automobiles 2.3%
a
Tesla, Inc. ......................................... United States 2,000,000 518,320,000
Biotechnology 2.2%
a
Argenx SE ........................................ Netherlands 200,000 118,019,236
a
Ascendis Pharma A/S , ADR ........................... Denmark 200,000 31,172,000
a
BioNTech SE , ADR .................................. Germany 200,000 18,212,000
a
Insmed, Inc. ....................................... United States 400,000 30,516,000
a
Natera, Inc. ........................................ United States 1,200,000 169,692,000
a
United Therapeutics Corp. ............................. United States 100,000 30,827,000
a
Vertex Pharmaceuticals, Inc. ........................... United States 200,000 96,964,000
495,402,236
Broadline Retail 10.2%
a
Amazon.com, Inc. ................................... United States 10,000,000 1,902,600,000
a
MercadoLibre, Inc. .................................. Brazil 200,000 390,174,000
2,292,774,000
Capital Markets 1.9%
a
Coinbase Global, Inc. , A .............................. United States 200,000 34,446,000
Moody's Corp. ...................................... United States 150,000 69,853,500
a
Robinhood Markets, Inc. , A ............................ United States 500,000 20,810,000
Tradeweb Markets, Inc. , A ............................. United States 2,000,000 296,920,000
422,029,500
Commercial Services & Supplies 0.0%
†
a
Liquidity Services, Inc. ............................... United States 200,000 6,202,000
Communications Equipment 0.5%
a
Arista Networks, Inc. ................................. United States 1,400,000 108,472,000
Construction & Engineering 0.1%
Quanta Services, Inc. ................................ United States 100,000 25,418,000
Diversified Consumer Services 0.3%
a
Duolingo, Inc. , A .................................... United States 200,000 62,108,000
Electrical Equipment 0.3%
GE Vernova, Inc. .................................... United States 250,000 76,320,000
Electronic Equipment, Instruments & Components 1.1%
Amphenol Corp. , A .................................. United States 1,400,000 91,826,000
a
Celestica, Inc. ...................................... Canada 1,350,000 106,393,500
Keyence Corp. ..................................... Japan 100,000 39,321,018
237,540,518
Energy Equipment & Services 0.5%
Baker Hughes Co. , A ................................. United States 1,000,000 43,950,000
a
Oceaneering International, Inc. ......................... United States 1,000,000 21,810,000
TechnipFMC plc .................................... United Kingdom 1,250,000 39,612,500
105,372,500
Entertainment 2.6%
a
Netflix, Inc. ........................................ United States 350,000 326,385,500
a
ROBLOX Corp. , A ................................... United States 600,000 34,974,000
a
Sea Ltd. , ADR ...................................... Singapore 1,000,000 130,490,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Entertainment (continued)
a
Spotify Technology SA ................................ United States 150,000 $ 82,504,500
574,354,000
Financial Services 6.1%
a
Affirm Holdings, Inc. , A ............................... United States 1,200,000 54,228,000
Mastercard, Inc. , A .................................. United States 1,700,000 931,804,000
a
Toast, Inc. , A ....................................... United States 1,200,000 39,804,000
Visa, Inc. , A ........................................ United States 1,000,000 350,460,000
1,376,296,000
Ground Transportation 0.3%
a
Uber Technologies, Inc. ............................... United States 1,000,000 72,860,000
Health Care Equipment & Supplies 2.9%
a
Boston Scientific Corp. ............................... United States 750,000 75,660,000
Hoya Corp. ........................................ Japan 75,000 8,464,387
a
IDEXX Laboratories, Inc. .............................. United States 50,000 20,997,500
a
Intuitive Surgical, Inc. ................................ United States 1,050,000 520,033,500
a
Kestra Medical Technologies Ltd. ....................... United States 257,200 6,409,424
a
PROCEPT BioRobotics Corp. .......................... United States 100,000 5,826,000
Stryker Corp. ...................................... United States 50,000 18,612,500
656,003,311
Health Care Providers & Services 0.5%
a
GeneDx Holdings Corp. , A ............................. United States 100,000 8,856,500
a
Guardant Health, Inc. ................................ United States 300,000 12,780,000
a
HealthEquity, Inc. ................................... United States 700,000 61,859,000
UnitedHealth Group, Inc. .............................. United States 50,000 26,187,500
109,683,000
Health Care Technology 0.8%
a
Doximity, Inc. , A .................................... United States 1,500,000 87,045,000
Pro Medicus Ltd. .................................... Australia 500,000 63,287,744
a
Veeva Systems, Inc. , A ............................... United States 100,000 23,163,000
173,495,744
Hotels, Restaurants & Leisure 2.2%
Booking Holdings, Inc. ............................... United States 50,000 230,345,500
a
DoorDash, Inc. , A ................................... United States 1,200,000 219,324,000
a
MakeMyTrip Ltd. .................................... India 550,000 53,894,500
503,564,000
Household Durables 0.1%
Garmin Ltd. ........................................ United States 50,000 10,856,500
Insurance 0.1%
a
Root, Inc. , A ....................................... United States 125,000 16,680,000
Interactive Media & Services 10.6%
Alphabet, Inc. , A .................................... United States 7,000,000 1,082,480,000
Meta Platforms, Inc. , A ............................... United States 2,250,000 1,296,810,000
2,379,290,000
IT Services 4.1%
a
Cloudflare, Inc. , A ................................... United States 1,500,000 169,035,000
a
Gartner, Inc. ....................................... United States 200,000 83,948,000
a
GoDaddy, Inc. , A .................................... United States 450,000 81,063,000
a
Shopify, Inc. , A ..................................... Canada 5,000,000 475,661,027
a
Snowflake, Inc. , A ................................... United States 200,000 29,232,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
a
Wix.com Ltd. ....................................... Israel 500,000 $ 81,690,000
920,629,027
Life Sciences Tools & Services 0.3%
a,b
Tempus AI, Inc. , A ................................... United States 540,000 26,049,600
Thermo Fisher Scientific, Inc. .......................... United States 100,000 49,760,000
75,809,600
Pharmaceuticals 2.3%
a
Corcept Therapeutics, Inc. ............................ United States 100,000 11,422,000
Eli Lilly & Co. ...................................... United States 600,000 495,546,000
a
Ligand Pharmaceuticals, Inc. ........................... United States 160,000 16,822,400
523,790,400
Professional Services 0.2%
Verisk Analytics, Inc. , A ............................... United States 130,000 38,690,600
Semiconductors & Semiconductor Equipment 18.1%
Analog Devices, Inc. ................................. United States 1,000,000 201,670,000
Applied Materials, Inc. ................................ United States 100,000 14,512,000
a
ARM Holdings plc , ADR .............................. United States 100,000 10,679,000
ASM International NV ................................ Netherlands 200,000 91,138,665
ASML Holding NV , ADR .............................. Netherlands 200,000 132,526,000
Broadcom, Inc. ..................................... United States 4,500,000 753,435,000
Intel Corp. ......................................... United States 250,000 5,677,500
KLA Corp. ......................................... United States 200,000 135,960,000
Lam Research Corp. ................................. United States 2,000,000 145,400,000
Monolithic Power Systems, Inc. ......................... United States 300,000 173,994,000
NVIDIA Corp. ...................................... United States 20,500,000 2,221,790,000
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 1,000,000 166,000,000
4,052,782,165
Software 24.2%
a
Appfolio, Inc. , A ..................................... United States 150,000 32,985,000
a
AppLovin Corp. , A ................................... United States 1,100,000 291,467,000
a
Atlassian Corp. , A ................................... United States 150,000 31,831,500
a
Aurora Innovation, Inc. , A ............................. United States 2,000,000 13,450,000
a
Cadence Design Systems, Inc. ......................... United States 1,500,000 381,495,000
a
Clearwater Analytics Holdings, Inc. , A .................... United States 1,250,000 33,500,000
a
Confluent, Inc. , A .................................... United States 450,000 10,548,000
Constellation Software, Inc. ............................ Canada 75,000 237,519,718
a
Crowdstrike Holdings, Inc. , A ........................... United States 200,000 70,516,000
a
Datadog, Inc. , A .................................... United States 500,000 49,605,000
a
Descartes Systems Group, Inc. (The) .................... Canada 1,000,000 100,830,000
a
DocuSign, Inc. , A ................................... United States 50,000 4,070,000
a
Fair Isaac Corp. .................................... United States 15,000 27,662,400
a
Fortinet, Inc. ....................................... United States 700,000 67,382,000
a
Gitlab, Inc. , A ...................................... United States 600,000 28,200,000
a
Guidewire Software, Inc. .............................. United States 225,000 42,156,000
a
HubSpot, Inc. ...................................... United States 325,000 185,669,250
Intuit, Inc. ......................................... United States 250,000 153,497,500
a
Klaviyo, Inc. , A ..................................... United States 1,350,000 40,851,000
a
Life360, Inc. ....................................... United States 500,000 19,195,000
a,c
Lumine Group, Inc. , Reg S ............................ Canada 500,000 14,071,783
Microsoft Corp. ..................................... United States 4,500,000 1,689,255,000
a
Monday.com Ltd. .................................... United States 350,000 85,106,000
a
Palantir Technologies, Inc. , A ........................... United States 1,100,000 92,840,000
a
Palo Alto Networks, Inc. .............................. United States 2,000,000 341,280,000
a
Procore Technologies, Inc. ............................ United States 200,000 13,204,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Q2 Holdings, Inc. ................................... United States 100,000 $ 8,001,000
a,b
SailPoint, Inc. ...................................... United States 688,200 12,903,750
Salesforce, Inc. ..................................... United States 400,000 107,344,000
a
Samsara, Inc. , A .................................... United States 1,250,000 47,912,500
a
ServiceNow, Inc. .................................... United States 900,000 716,526,000
a,b
ServiceTitan, Inc. , A ................................. United States 350,000 33,288,500
a
Synopsys, Inc. ..................................... United States 750,000 321,637,500
a
Tyler Technologies, Inc. ............................... United States 200,000 116,278,000
5,422,078,401
Technology Hardware, Storage & Peripherals 2.5%
Apple, Inc. ........................................ United States 2,500,000 555,325,000
Total Common Stocks (Cost $ 10,933,322,491 ) .................................
22,347,459,752
Warrants
Warrants 0.0%
Software 0.0%
a,d
Constellation Software, Inc. , 3/31/40 ..................... Canada 50,000 —
Total Warrants (Cost $ – ) ....................................................
—
Total Long Term Investments (Cost $ 10,933,322,491 ) ..........................
22,347,459,752
a
Short Term Investments 0.5%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.3%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 72,830,914 72,830,914
Total Money Market Funds (Cost $ 72,830,914 ) ................................
72,830,914
g
Investments from Cash Collateral Received for
Loaned Securities 0.2%
Money Market Funds 0.2%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 45,670,000 45,670,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 45,670,000 ) .........................................................
45,670,000
Total Short Term Investments (Cost $ 118,500,914 ) .............................
118,500,914
a
Total Investments (Cost $ 11,051,823,405 ) 100.2% ..............................
$22,465,960,666
Other Assets, less Liabilities (0.2) % .........................................
(56,178,779)
Net Assets 100.0% .........................................................
$22,409,781,887
a a a

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 100
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2025. See Note 1(f).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2025, the value of this security was
$14,071,783, representing 0.1% of net assets.
d
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(f) regarding securities on loan.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2025
(unaudited)
Year Ended September 30,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $145.74 $115.08 $105.41 $151.73 $129.91 $110.04
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.05 0.09 0.19 0.01 (0.06) 0.33
Net realized and unrealized gains (losses) (8.86) 38.24 20.19 (32.51) 32.67 25.99
Total from investment operations ........ (8.81) 38.33 20.38 (32.50) 32.61 26.32
Less distributions from:
Net investment income .............. (0.06) (0.22) — — (0.18) (0.46)
Net realized gains ................. (11.08) (7.45) (10.71) (13.82) (10.61) (5.99)
Total distributions ................... (11.14) (7.67) (10.71) (13.82) (10.79) (6.45)
Net asset value, end of period .......... $125.79 $145.74 $115.08 $105.41 $151.73 $129.91
Total return
c
....................... (6.58)% 34.70% 20.43% (23.83)% 26.44% 25.09%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.78% 0.79% 0.80% 0.80% 0.79% 0.82%
Expenses net of waiver and payments by
affiliates .......................... 0.77% 0.79%
e
0.80%
e,f
0.80%
e,f
0.79%
e,f
0.81%
f
Net investment income (loss) .......... 0.07% 0.07% 0.17% 0.01% (0.04)% 0.29%
Supplemental data
Net assets, end of period (000’s) ........ $11,262,789 $12,619,339 $10,072,509 $9,118,403 $12,927,577 $10,990,297
Portfolio turnover rate ................ 4.41%
g
7.35% 2.86% 4.95%
g
6.04%
g
9.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) for current period information.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2025
(unaudited)
Year Ended September 30,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $122.17 $98.08 $91.92 $134.93 $117.27 $100.21
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.40) (0.76) (0.57) (0.87) (1.01) (0.47)
Net realized and unrealized gains (losses) (7.27) 32.30 17.44 (28.32) 29.28 23.52
Total from investment operations ........ (7.67) 31.54 16.87 (29.19) 28.27 23.05
Less distributions from:
Net realized gains ................. (11.08) (7.45) (10.71) (13.82) (10.61) (5.99)
Net asset value, end of period .......... $103.42 $122.17 $98.08 $91.92 $134.93 $117.27
Total return
c
....................... (6.93)% 33.69% 19.53% (24.40)% 25.51% 24.16%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.52% 1.54% 1.55% 1.55% 1.54% 1.57%
Expenses net of waiver and payments by
affiliates .......................... 1.52%
e
1.54%
e
1.55%
e,f
1.55%
e,f
1.54%
e,f
1.56%
f
Net investment (loss) ................ (0.68)% (0.68)% (0.59)% (0.75)% (0.79)% (0.46)%
Supplemental data
Net assets, end of period (000’s) ........ $294,070 $355,424 $333,956 $407,722 $666,348 $727,093
Portfolio turnover rate ................ 4.41%
g
7.35% 2.86% 4.95%
g
6.04%
g
9.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) for current period information.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2025
(unaudited)
Year Ended September 30,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $143.66 $113.60 $104.43 $150.77 $129.28 $109.49
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.12) (0.24) (0.10) (0.32) (0.41) 0.05
Net realized and unrealized gains (losses) (8.73) 37.75 19.98 (32.20) 32.51 25.86
Total from investment operations ........ (8.85) 37.51 19.88 (32.52) 32.10 25.91
Less distributions from:
Net investment income .............. — — — — — (0.13)
Net realized gains ................. (11.08) (7.45) (10.71) (13.82) (10.61) (5.99)
Total distributions ................... (11.08) (7.45) (10.71) (13.82) (10.61) (6.12)
Net asset value, end of period .......... $123.73 $143.66 $113.60 $104.43 $150.77 $129.28
Total return
c
....................... (6.70)% 34.36% 20.13% (24.01)% 26.13% 24.78%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.03% 1.04% 1.05% 1.05% 1.04% 1.07%
Expenses net of waiver and payments by
affiliates .......................... 1.02% 1.04%
e
1.05%
e,f
1.05%
e,f
1.04%
e,f
1.06%
f
Net investment income (loss) .......... (0.18)% (0.18)% (0.09)% (0.25)% (0.29)% 0.04%
Supplemental data
Net assets, end of period (000’s) ........ $266,285 $305,786 $256,889 $249,874 $395,301 $420,082
Portfolio turnover rate ................ 4.41%
g
7.35% 2.86% 4.95%
g
6.04%
g
9.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) for current period information.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2025
(unaudited)
Year Ended September 30,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $147.22 $116.16 $106.22 $152.40 $130.31 $110.37
Income from investment operations
a
:
Net investment income
b
............. 0.27 0.52 0.56 0.46 0.41 0.71
Net realized and unrealized gains (losses) (8.94) 38.60 20.34 (32.72) 32.76 26.06
Total from investment operations ........ (8.67) 39.12 20.90 (32.26) 33.17 26.77
Less distributions from:
Net investment income .............. (0.52) (0.61) (0.25) (0.10) (0.47) (0.84)
Net realized gains ................. (11.08) (7.45) (10.71) (13.82) (10.61) (5.99)
Total distributions ................... (11.60) (8.06) (10.96) (13.92) (11.08) (6.83)
Net asset value, end of period .......... $126.95 $147.22 $116.16 $106.22 $152.40 $130.31
Total return
c
....................... (6.43)% 35.14% 20.83% (23.57)% 26.86% 25.51%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.46% 0.46% 0.47% 0.46% 0.47% 0.48%
Expenses net of waiver and payments by
affiliates .......................... 0.45% 0.46%
e
0.47%
e,f
0.46%
e,f
0.47%
e,f
0.48%
e,f
Net investment income ............... 0.39% 0.39% 0.49% 0.34% 0.29% 0.63%
Supplemental data
Net assets, end of period (000’s) ........ $2,293,116 $2,735,878 $2,114,155 $2,000,923 $3,113,946 $2,999,370
Portfolio turnover rate ................ 4.41%
g
7.35% 2.86% 4.95%
g
6.04%
g
9.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) for current period information.

Franklin Custodian Funds
Financial Highlights
Franklin Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2025
(unaudited)
Year Ended September 30,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $147.28 $116.21 $106.25 $152.47 $130.38 $110.41
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.42 0.47 0.34 0.30 0.62
Net realized and unrealized gains (losses) (8.94) 38.62 20.36 (32.74) 32.79 26.07
Total from investment operations ........ (8.72) 39.04 20.83 (32.40) 33.09 26.69
Less distributions from:
Net investment income .............. (0.38) (0.52) (0.16) — (0.39) (0.73)
Net realized gains ................. (11.08) (7.45) (10.71) (13.82) (10.61) (5.99)
Total distributions ................... (11.46) (7.97) (10.87) (13.82) (11.00) (6.72)
Net asset value, end of period .......... $127.10 $147.28 $116.21 $106.25 $152.47 $130.38
Total return
c
....................... (6.46)% 35.04% 20.73% (23.64)% 26.76% 25.41%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.52% 0.54% 0.55% 0.55% 0.54% 0.57%
Expenses net of waiver and payments by
affiliates .......................... 0.52%
e
0.54%
e
0.55%
e,f
0.55%
e,f
0.54%
e,f
0.56%
f
Net investment income ............... 0.30% 0.32% 0.42% 0.25% 0.21% 0.54%
Supplemental data
Net assets, end of period (000’s) ........ $2,158,984 $3,353,961 $2,860,970 $2,652,765 $4,229,679 $3,549,412
Portfolio turnover rate ................ 4.41%
g
7.35% 2.86% 4.95%
g
6.04%
g
9.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) for current period information.

Franklin Custodian Funds
Schedule of Investments (unaudited), March 31, 2025
Franklin Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.9%
Aerospace & Defense 4.2%
BWX Technologies, Inc. .............................. United States 1,291,198 $ 127,376,682
Curtiss-Wright Corp. ................................. United States 273,322 86,716,871
Northrop Grumman Corp. ............................. United States 540,587 276,785,950
RTX Corp. ........................................ United States 1,445,967 191,532,789
682,412,292
Beverages 1.6%
a
Monster Beverage Corp. .............................. United States 3,089,123 180,775,478
PepsiCo, Inc. ...................................... United States 498,893 74,804,016
255,579,494
Biotechnology 1.6%
AbbVie, Inc. ....................................... United States 418,663 87,718,272
Amgen, Inc. ....................................... United States 553,786 172,532,028
260,250,300
Broadline Retail 4.3%
a
Amazon.com, Inc. ................................... United States 3,683,358 700,795,693
Building Products 1.6%
Trane Technologies plc ............................... United States 761,172 256,454,070
Capital Markets 5.8%
BlackRock, Inc. ..................................... United States 118,955 112,588,528
Blackstone, Inc. .................................... United States 878,326 122,772,408
Charles Schwab Corp. (The) ........................... United States 2,020,153 158,137,577
Intercontinental Exchange, Inc. ......................... United States 1,297,519 223,822,028
S&P Global, Inc. .................................... United States 336,752 171,103,691
Tradeweb Markets, Inc. , A ............................. United States 1,084,847 161,056,386
949,480,618
Chemicals 3.5%
Air Products and Chemicals, Inc. ........................ United States 455,151 134,233,133
Ecolab, Inc. ........................................ United States 567,756 143,937,501
Linde plc .......................................... United States 638,703 297,405,665
575,576,299
Commercial Services & Supplies 0.9%
Republic Services, Inc. , A ............................. United States 592,563 143,495,056
Construction Materials 0.9%
Martin Marietta Materials, Inc. .......................... United States 321,258 153,603,088
Consumer Staples Distribution & Retail 1.4%
Costco Wholesale Corp. .............................. United States 243,490 230,287,972
Electric Utilities 1.1%
NextEra Energy, Inc. ................................. United States 2,455,029 174,037,006
Electrical Equipment 1.4%
AMETEK, Inc. ...................................... United States 733,544 126,272,264
Eaton Corp. plc ..................................... United States 399,955 108,719,768
234,992,032
Electronic Equipment, Instruments & Components 3.5%
Amphenol Corp. , A .................................. United States 4,914,601 322,348,680
TE Connectivity plc .................................. Switzerland 1,701,272 240,423,759
562,772,439

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Entertainment 0.9%
a
Netflix, Inc. ........................................ United States 160,000 $ 149,204,800
Financial Services 5.0%
Mastercard, Inc. , A .................................. United States 926,433 507,796,456
Visa, Inc. , A ........................................ United States 866,786 303,773,822
811,570,278
Ground Transportation 3.1%
Canadian Pacific Kansas City Ltd. ....................... Canada 1,294,021 90,853,215
Old Dominion Freight Line, Inc. ......................... United States 368,047 60,893,376
a
Uber Technologies, Inc. ............................... United States 535,535 39,019,080
Union Pacific Corp. .................................. United States 1,331,192 314,480,798
505,246,469
Health Care Equipment & Supplies 3.8%
Abbott Laboratories .................................. United States 712,365 94,495,217
a
Intuitive Surgical, Inc. ................................ United States 692,130 342,791,225
Stryker Corp. ...................................... United States 475,568 177,030,188
614,316,630
Health Care Providers & Services 1.4%
UnitedHealth Group, Inc. .............................. United States 425,127 222,660,266
Health Care Technology 0.4%
a
Veeva Systems, Inc. , A ............................... United States 300,650 69,639,559
Hotels, Restaurants & Leisure 1.9%
a
Airbnb, Inc. , A ...................................... United States 557,103 66,551,524
Booking Holdings, Inc. ............................... United States 27,067 124,695,233
a
Chipotle Mexican Grill, Inc. , A .......................... United States 2,363,334 118,663,000
309,909,757
Industrial REITs 0.6%
Prologis, Inc. ....................................... United States 807,858 90,310,446
Interactive Media & Services 4.2%
Alphabet, Inc. , A .................................... United States 1,869,709 289,131,800
Alphabet, Inc. , C .................................... United States 2,027,217 316,712,112
Meta Platforms, Inc. , A ............................... United States 137,200 79,076,592
684,920,504
IT Services 0.6%
a,b,c
Canva, Inc. , B ...................................... Australia 25,413 30,456,885
a
MongoDB, Inc. , A ................................... United States 178,884 31,376,253
a
Shopify, Inc. , A ..................................... Canada 395,523 37,764,536
99,597,674
Life Sciences Tools & Services 4.6%
Agilent Technologies, Inc. ............................. United States 997,758 116,717,731
Danaher Corp. ..................................... United States 1,088,164 223,073,620
a
Mettler-Toledo International, Inc. ........................ United States 143,347 169,279,906
Thermo Fisher Scientific, Inc. .......................... United States 355,783 177,037,621
West Pharmaceutical Services, Inc. ...................... United States 260,256 58,266,113
744,374,991
Machinery 4.3%
Deere & Co. ....................................... United States 339,947 159,554,124
Illinois Tool Works, Inc. ............................... United States 647,110 160,489,751
Ingersoll Rand, Inc. .................................. United States 1,902,461 152,253,954

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Parker-Hannifin Corp. ................................ United States 162,715 $ 98,906,313
Xylem, Inc. ........................................ United States 1,049,859 125,416,156
696,620,298
Pharmaceuticals 2.8%
AstraZeneca plc , ADR ................................ United Kingdom 2,027,295 149,006,183
Eli Lilly & Co. ...................................... United States 370,620 306,098,764
455,104,947
Professional Services 0.5%
Automatic Data Processing, Inc. ........................ United States 101,095 30,887,555
Verisk Analytics, Inc. , A ............................... United States 171,219 50,958,199
81,845,754
Semiconductors & Semiconductor Equipment 11.9%
a
ARM Holdings plc , ADR .............................. United States 342,492 36,574,721
ASML Holding NV , ADR .............................. Netherlands 398,976 264,373,467
Broadcom, Inc. ..................................... United States 923,200 154,571,376
Lam Research Corp. ................................. United States 274,282 19,940,302
a
Lattice Semiconductor Corp. ........................... United States 668,460 35,060,727
Monolithic Power Systems, Inc. ......................... United States 332,640 192,924,547
NVIDIA Corp. ...................................... United States 8,620,456 934,285,021
NXP Semiconductors NV ............................. China 639,186 121,483,691
Texas Instruments, Inc. ............................... United States 1,007,489 181,045,773
1,940,259,625
Software 15.3%
a
Autodesk, Inc. ...................................... United States 736,342 192,774,336
a,b,c
Checkout Payments Group Ltd. , B ....................... United Kingdom 96,603 9,681,823
a
Crowdstrike Holdings, Inc. , A ........................... United States 127,537 44,966,995
Intuit, Inc. ......................................... United States 465,515 285,821,555
Microsoft Corp. ..................................... United States 2,642,586 992,000,359
a
Plaid, Inc. , A ....................................... Japan 98,050 19,999,906
a
PTC, Inc. ......................................... United States 986,178 152,808,281
Salesforce, Inc. ..................................... United States 513,173 137,715,106
a
ServiceNow, Inc. .................................... United States 426,766 339,765,483
a,b,c
Stripe, Inc. , B ...................................... United States 540,043 18,092,791
a
Synopsys, Inc. ..................................... United States 516,110 221,333,773
a
Tyler Technologies, Inc. ............................... United States 138,488 80,515,538
2,495,475,946
Technology Hardware, Storage & Peripherals 3.1%
Apple, Inc. ........................................ United States 2,286,313 507,858,707
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc. , B ....................................... United States 1,257,982 79,856,697
Trading Companies & Distributors 1.2%
Fastenal Co. ....................................... United States 2,502,937 194,102,764
Total Common Stocks (Cost $ 4,625,482,223 ) ..................................
15,932,612,471
Convertible Preferred Stocks 0.9%
IT Services 0.0%
†
a,b,c
Canva, Inc. , A ...................................... Australia 2,353 2,820,015
a,b,c
Canva, Inc. , A-3 .................................... Australia 94 112,657
a,b,c
Canva, Inc. , A-4 .................................... Australia 8 9,588

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
IT Services (continued)
a,b,c
Canva, Inc. , A-5 .................................... Australia 5 $ 5,992
2,948,252
Software 0.6%
a,b,c
Gusto, Inc. , E ...................................... United States 822,494 24,248,957
a,b,c
OneTrust LLC , C .................................... United States 849,894 10,887,037
a,b,c
Stripe, Inc. , I ....................................... United States 1,759,545 58,949,156
94,085,150
Trading Companies & Distributors 0.3%
a,b,c
Anduril Industries, Inc. , F .............................. United States 1,150,134 47,019,778
a
Total Convertible Preferred Stocks (Cost $ 106,287,288 ) ........................
144,053,180
Preferred Stocks 0.6%
Life Sciences Tools & Services 0.6%
d
Sartorius AG , 0.69% ................................. Germany 456,335 106,380,874
Total Preferred Stocks (Cost $ 158,101,436 ) ...................................
106,380,874
Total Long Term Investments (Cost $ 4,889,870,947 ) ...........................
16,183,046,525
a
Short Term Investments 0.3%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.3%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 53,726,606 53,726,606
Total Money Market Funds (Cost $ 53,726,606 ) ................................
53,726,606
Total Short Term Investments (Cost $ 53,726,606 ) ..............................
53,726,606
a
Total Investments (Cost $ 4,943,597,553 ) 99.7% ................................
$16,236,773,131
Other Assets, less Liabilities 0.3% ...........................................
38,470,829
Net Assets 100.0% .........................................................
$16,275,243,960
a a a
See Abbreviations on page 100 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
c
See Note 7 regarding restricted securities.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 3 ( f ) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2025
(unaudited)
Year Ended September 30,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.45 $2.19 $2.14 $2.47 $2.08 $2.30
Income from investment operations
a
:
Net investment income
b
............. 0.05 0.09 0.09 0.07 0.08 0.08
Net realized and unrealized gains (losses) (0.06) 0.30 0.09 (0.24) 0.42 (0.18)
Total from investment operations ........ (0.01) 0.39 0.18 (0.17) 0.50 (0.10)
Less distributions from:
Net investment income .............. (0.06) (0.13) (0.13) (0.11) (0.11) (0.12)
Net realized gains ................. — — — (0.05) — —
Total distributions ................... (0.06) (0.13) (0.13) (0.16) (0.11) (0.12)
Net asset value, end of period .......... $2.38 $2.45 $2.19 $2.14 $2.47 $2.08
Total return
c
....................... (0.19)% 18.33% 8.33% (7.28)% 24.55% (4.48)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.71% 0.71% 0.71% 0.72% 0.72% 0.71%
Expenses net of waiver and payments by
affiliates .......................... 0.70% 0.70% 0.71%
e
0.71%
f
0.72%
e,f
0.70%
f
Net investment income ............... 3.78% 4.04% 4.02% 3.08% 3.19% 3.64%
Supplemental data
Net assets , end of period (000’s) ........ $23,417,791 $23,331,018 $19,705,319 $16,829,899 $16,044,379 $10,072,437
Portfolio turnover rate ................ 28.54% 49.72% 56.23% 77.65% 68.93% 69.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2025
(unaudited)
Year Ended September 30,
2024 2023 2022 2021 2020
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.45 $2.20 $2.15 $2.48 $2.08 $2.30
Income from investment operations
a
:
Net investment income
b
............. 0.05 0.10 0.09 0.08 0.08 0.08
Net realized and unrealized gains (losses) (0.04) 0.28 0.09 (0.24) 0.43 (0.18)
Total from investment operations ........ 0.01 0.38 0.18 (0.16) 0.51 (0.10)
Less distributions from:
Net investment income .............. (0.07) (0.13) (0.13) (0.12) (0.11) (0.12)
Net realized gains ................. — — — (0.05) — —
Total distributions ................... (0.07) (0.13) (0.13) (0.17) (0.11) (0.12)
Net asset value, end of period .......... $2.39 $2.45 $2.20 $2.15 $2.48 $2.08
Total return
c
....................... (0.16)% 17.91% 8.43% (7.10)% 25.19% (4.39)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.61% 0.61% 0.61% 0.62% 0.62% 0.61%
Expenses net of waiver and payments by
affiliates .......................... 0.60% 0.60% 0.61%
e
0.61%
f
0.62%
e,f
0.60%
f
Net investment income ............... 3.87% 4.15% 4.11% 3.15% 3.32% 3.74%
Supplemental data
Net assets , end of period (000’s) ........ $29,259,538 $30,981,936 $29,633,019 $30,236,582 $35,704,730 $32,693,224
Portfolio turnover rate ................ 28.54% 49.72% 56.23% 77.65% 68.93% 69.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2025
(unaudited)
Year Ended September 30,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.50 $2.24 $2.19 $2.52 $2.12 $2.34
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.09 0.08 0.07 0.07 0.07
Net realized and unrealized gains (losses) (0.05) 0.29 0.09 (0.25) 0.43 (0.18)
Total from investment operations ........ (0.01) 0.38 0.17 (0.18) 0.50 (0.11)
Less distributions from:
Net investment income .............. (0.06) (0.12) (0.12) (0.10) (0.10) (0.11)
Net realized gains ................. — — — (0.05) — —
Total distributions ................... (0.06) (0.12) (0.12) (0.15) (0.10) (0.11)
Net asset value, end of period .......... $2.43 $2.50 $2.24 $2.19 $2.52 $2.12
Total return
c
....................... (0.39)% 17.43% 8.19% (7.89)% 24.09% (4.80)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.11% 1.11% 1.11% 1.12% 1.13% 1.11%
Expenses net of waiver and payments by
affiliates .......................... 1.10% 1.10% 1.11%
e
1.11%
f
1.12%
f
1.10%
f
Net investment income ............... 3.37% 3.65% 3.61% 2.63% 2.84% 3.24%
Supplemental data
Net assets , end of period (000’s) ........ $4,125,471 $4,549,815 $4,905,480 $5,654,802 $7,507,658 $9,339,238
Portfolio turnover rate ................ 28.54% 49.72% 56.23% 77.65% 68.93% 69.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2025
(unaudited)
Year Ended September 30,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.39 $2.15 $2.10 $2.43 $2.04 $2.26
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.09 0.08 0.07 0.07 0.07
Net realized and unrealized gains (losses) (0.04) 0.27 0.09 (0.24) 0.43 (0.18)
Total from investment operations ........ — 0.36 0.17 (0.17) 0.50 (0.11)
Less distributions from:
Net investment income .............. (0.06) (0.12) (0.12) (0.11) (0.11) (0.11)
Net realized gains ................. — — — (0.05) — —
Total distributions ................... (0.06) (0.12) (0.12) (0.16) (0.11) (0.11)
Net asset value, end of period .......... $2.33 $2.39 $2.15 $2.10 $2.43 $2.04
Total return
c
....................... 0.09% 17.41% 8.21% (7.61)% 24.75% (4.82)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.96% 0.96% 0.96% 0.97% 0.97% 0.96%
Expenses net of waiver and payments by
affiliates .......................... 0.95% 0.95% 0.96%
e
0.96%
f
0.97%
e,f
0.95%
f
Net investment income ............... 3.53% 3.80% 3.77% 2.84% 2.97% 3.40%
Supplemental data
Net assets , end of period (000’s) ........ $327,128 $334,157 $300,283 $270,060 $257,109 $221,584
Portfolio turnover rate ................ 28.54% 49.72% 56.23% 77.65% 68.93% 69.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2025
(unaudited)
Year Ended September 30,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.44 $2.19 $2.14 $2.47 $2.07 $2.29
Income from investment operations
a
:
Net investment income
b
............. 0.05 0.10 0.10 0.08 0.08 0.09
Net realized and unrealized gains (losses) (0.05) 0.28 0.09 (0.24) 0.44 (0.19)
Total from investment operations ........ — 0.38 0.19 (0.16) 0.52 (0.10)
Less distributions from:
Net investment income .............. (0.07) (0.13) (0.14) (0.12) (0.12) (0.12)
Net realized gains ................. — — — (0.05) — —
Total distributions ................... (0.07) (0.13) (0.14) (0.17) (0.12) (0.12)
Net asset value, end of period .......... $2.37 $2.44 $2.19 $2.14 $2.47 $2.07
Total return
c
....................... (0.08)% 18.18% 9.17% (7.38)% 25.53% (4.23)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.41% 0.41% 0.41% 0.42% 0.43% 0.40%
Expenses net of waiver and payments by
affiliates .......................... 0.40% 0.40% 0.40% 0.40%
e
0.41%
e
0.39%
e
Net investment income ............... 4.07% 4.35% 4.35% 3.43% 3.50% 3.96%
Supplemental data
Net assets , end of period (000’s) ........ $1,880,573 $1,938,998 $1,662,931 $1,158,685 $748,355 $1,626,735
Portfolio turnover rate ................ 28.54% 49.72% 56.23% 77.65% 68.93% 69.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2025
(unaudited)
Year Ended September 30,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.43 $2.18 $2.13 $2.46 $2.07 $2.28
Income from investment operations
a
:
Net investment income
b
............. 0.05 0.10 0.10 0.08 0.08 0.08
Net realized and unrealized gains (losses) (0.05) 0.28 0.09 (0.24) 0.43 (0.17)
Total from investment operations ........ — 0.38 0.19 (0.16) 0.51 (0.09)
Less distributions from:
Net investment income .............. (0.07) (0.13) (0.14) (0.12) (0.12) (0.12)
Net realized gains ................. — — — (0.05) — —
Total distributions ................... (0.07) (0.13) (0.14) (0.17) (0.12) (0.12)
Net asset value, end of period .......... $2.36 $2.43 $2.18 $2.13 $2.46 $2.07
Total return
c
....................... (0.10)% 18.20% 9.16% (7.44)% 24.98% (3.86)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.46% 0.46% 0.46% 0.47% 0.47% 0.46%
Expenses net of waiver and payments by
affiliates .......................... 0.45% 0.45% 0.46%
e
0.46%
f
0.47%
e,f
0.45%
f
Net investment income ............... 4.03% 4.30% 4.27% 3.32% 3.46% 3.89%
Supplemental data
Net assets , end of period (000’s) ........ $14,492,970 $14,603,259 $12,941,766 $11,638,757 $11,969,691 $9,712,076
Portfolio turnover rate ................ 28.54% 49.72% 56.23% 77.65% 68.93% 69.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Schedule of Investments (unaudited), March 31, 2025
Franklin Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 26.4%
Aerospace & Defense 0.7%
a,b
Boeing Co. (The) ................................... United States 500,000 $ 85,275,000
Lockheed Martin Corp. ............................... United States 1,000,000 446,710,000
531,985,000
Air Freight & Logistics 0.5%
b
United Parcel Service, Inc. , B .......................... United States 3,030,000 333,269,700
Automobiles 0.2%
Mercedes-Benz Group AG ............................ Germany 2,000,000 118,143,461
Banks 1.1%
Bank of America Corp. ............................... United States 1,000,000 41,730,000
b
Citigroup, Inc. ...................................... United States 500,000 35,495,000
Fifth Third Bancorp .................................. United States 4,000,000 156,800,000
b
PNC Financial Services Group, Inc. (The) ................. United States 1,250,000 219,712,500
b
Truist Financial Corp. ................................ United States 1,000,000 41,150,000
US Bancorp ....................................... United States 7,500,000 316,650,000
811,537,500
Beverages 1.8%
b
Coca-Cola Co. (The) ................................. United States 7,000,000 501,340,000
b
PepsiCo, Inc. ...................................... United States 5,500,000 824,670,000
1,326,010,000
Biotechnology 1.3%
b
AbbVie, Inc. ....................................... United States 2,500,000 523,800,000
b
Amgen, Inc. ....................................... United States 1,500,000 467,325,000
991,125,000
Capital Markets 0.3%
b
BlackRock, Inc. ..................................... United States 200,000 189,296,000
Chemicals 0.8%
b
Air Products and Chemicals, Inc. ........................ United States 850,000 250,682,000
Albemarle Corp. .................................... United States 2,830,087 203,822,866
LyondellBasell Industries NV , A ......................... United States 1,500,000 105,600,000
560,104,866
Communications Equipment 0.3%
Cisco Systems, Inc. ................................. United States 3,875,000 239,126,250
Diversified Telecommunication Services 0.4%
Verizon Communications, Inc. .......................... United States 6,500,000 294,840,000
Electric Utilities 2.0%
b
Duke Energy Corp. .................................. United States 2,500,000 304,925,000
Edison International ................................. United States 1,000,000 58,920,000
b
NextEra Energy, Inc. ................................. United States 3,000,000 212,670,000
Southern Co. (The) .................................. United States 7,500,000 689,625,000
Xcel Energy, Inc. .................................... United States 3,000,000 212,370,000
1,478,510,000
Energy Equipment & Services 0.1%
b
Schlumberger NV ................................... United States 1,000,000 41,800,000
Food Products 0.6%
b
Mondelez International, Inc. , A .......................... United States 1,000,000 67,850,000
Nestle SA , ADR .................................... United States 4,000,000 404,680,000
472,530,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Ground Transportation 0.9%
b
Norfolk Southern Corp. ............................... United States 300,000 $ 71,055,000
b
Union Pacific Corp. .................................. United States 2,549,847 602,375,855
673,430,855
Health Care Equipment & Supplies 0.2%
b
Medtronic plc ...................................... United States 1,340,000 120,412,400
Health Care Providers & Services 0.2%
b
Cigna Group (The) .................................. United States 400,000 131,600,000
Hotels, Restaurants & Leisure 0.3%
McDonald's Corp. ................................... United States 750,000 234,277,500
Household Products 1.5%
b
Procter & Gamble Co. (The) ........................... United States 6,500,000 1,107,730,000
Industrial Conglomerates 0.0%
†
Honeywell International, Inc. ........................... United States 100,000 21,175,000
Interactive Media & Services 0.2%
Alphabet, Inc. , A .................................... United States 807,600 124,887,264
Machinery 0.1%
b
Illinois Tool Works, Inc. ............................... United States 400,000 99,204,000
Media 0.4%
Comcast Corp. , A ................................... United States 7,100,000 261,990,000
Metals & Mining 0.4%
b
Newmont Corp. ..................................... United States 2,500,000 120,700,000
Rio Tinto plc , ADR ................................... Australia 3,500,000 210,280,000
330,980,000
Multi-Utilities 0.9%
b
Dominion Energy, Inc. ................................ United States 7,000,000 392,490,000
Sempra, Inc. ....................................... United States 4,000,000 285,440,000
677,930,000
Oil, Gas & Consumable Fuels 5.1%
b
BP plc , ADR ....................................... United States 6,649,992 224,703,230
b
Chevron Corp. ..................................... United States 7,500,000 1,254,675,000
b
ConocoPhillips ..................................... United States 4,000,000 420,080,000
b
Exxon Mobil Corp. ................................... United States 10,750,000 1,278,497,500
b
Shell plc , ADR ...................................... United States 4,000,000 293,120,000
b
TotalEnergies SE , ADR ............................... France 4,000,000 258,760,000
3,729,835,730
Pharmaceuticals 3.5%
AstraZeneca plc , ADR ................................ United Kingdom 2,000,000 147,000,000
a,c
Bausch Health Cos., Inc. .............................. United States 4,000,000 25,880,000
a,d
Endo, Inc. ......................................... United States 4,484,322 107,623,728
b
Johnson & Johnson ................................. United States 8,000,000 1,326,720,000
b
Merck & Co., Inc. ................................... United States 8,000,000 718,080,000
Pfizer, Inc. ......................................... United States 10,000,000 253,400,000
2,578,703,728
Semiconductors & Semiconductor Equipment 0.9%
b
Analog Devices, Inc. ................................. United States 350,000 70,584,500
Marvell Technology, Inc. .............................. United States 1,000,000 61,570,000
b
Microchip Technology, Inc. ............................ United States 4,000,000 193,640,000
b
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 1,000,000 166,000,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
b
Texas Instruments, Inc. ............................... United States 1,000,000 $ 179,700,000
671,494,500
Specialty Retail 1.1%
b
Home Depot, Inc. (The) ............................... United States 1,500,000 549,735,000
b
Lowe's Cos., Inc. .................................... United States 1,000,000 233,230,000
782,965,000
Textiles, Apparel & Luxury Goods 0.1%
NIKE, Inc. , B ....................................... United States 1,000,000 63,480,000
Tobacco 0.5%
b
Philip Morris International, Inc. ......................... United States 2,500,000 396,825,000
Total Common Stocks (Cost $ 17,396,030,219 ) .................................
19,395,198,754
Management Investment Companies 0.8%
Capital Markets 0.8%
e
Clarion Partners Real Estate Income Fund, Inc. , Class I ...... United States 7,867,833 91,109,504
a,e,f,g
Franklin BSP Real Estate Debt BDC ..................... United States 16,479,729 464,403,362
555,512,866
Total Management Investment Companies (Cost $ 527,350,427 ) .................
555,512,866
h
Equity-Linked Securities 19.2%
Aerospace & Defense 1.6%
i
Barclays Bank plc into RTX Corp. , 144A, 7.5% , 10/16/25 ...... United States 2,100,000 261,813,908
i
Citigroup Global Markets Holdings, Inc. into Boeing Co. (The) ,
144A, 8.5% , 12/08/25 ............................... United States 1,500,000 241,695,777
i
Goldman Sachs International Bank into RTX Corp. , 144A, 7.5% ,
3/31/26 ......................................... United States 1,560,000 204,229,418
i
JPMorgan Chase Bank NA into Boeing Co. (The) , 144A, 10% ,
1/22/26 ......................................... United States 1,275,000 223,657,659
i
Wells Fargo Bank NA into Boeing Co. (The) , 144A, 9% , 6/17/25 United States 1,350,000 231,990,114
1,163,386,876
Banks 1.4%
i
JPMorgan Chase Bank NA into Truist Financial Corp. , 144A,
9.5% , 3/02/26 .................................... United States 5,400,000 224,901,777
i
Royal Bank of Canada into Citigroup, Inc. , 144A, 8.5% , 8/27/25 . United States 3,700,000 242,368,275
i
Royal Bank of Canada into Truist Financial Corp. , 144A, 8.5% ,
8/04/25 ......................................... United States 2,420,000 101,723,282
i
UBS AG into Bank of America Corp. , 144A, 8% , 1/28/26 ...... United States 5,000,000 218,766,194
i
Wells Fargo Bank NA into Citigroup, Inc. , 144A, 8.5% , 2/25/26 .. United States 2,900,000 216,694,877
1,004,454,405
Biotechnology 0.4%
i
Merrill Lynch International & Co. CV into AbbVie, Inc. , 144A,
7.5% , 4/23/25 .................................... United States 1,385,000 281,270,815
Broadline Retail 0.3%
i
Barclays Bank plc into Amazon.com, Inc. , 144A, 10% , 3/25/26 .. United States 1,150,000 226,673,607
Capital Markets 0.2%
i
Merrill Lynch International & Co. CV into Morgan Stanley , 144A,
9% , 7/14/25 ...................................... United States 1,650,000 175,497,282

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
h
Equity-Linked Securities
(continued)
Communications Equipment 1.1%
i
Royal Bank of Canada into Cisco Systems, Inc. , 144A, 7.5% ,
3/18/26 ......................................... United States 4,100,000 $ 256,727,622
i
Royal Bank of Canada into Cisco Systems, Inc. , 144A, 8% ,
9/17/25 ......................................... United States 5,000,000 270,167,100
i
UBS AG into Cisco Systems, Inc. , 144A, 8% , 6/10/25 ........ United States 5,000,000 266,971,581
793,866,303
Consumer Staples Distribution & Retail 0.5%
i
Barclays Bank plc into Target Corp. , 144A, 10% , 12/29/25 ..... United States 1,700,000 186,616,222
i
UBS AG into Target Corp. , 144A, 10% , 9/15/25 ............. United States 1,900,000 204,670,513
391,286,735
Containers & Packaging 0.4%
i
BNP Paribas SA into International Paper Co. , 144A, 9% , 10/20/25 United States 5,100,000 261,733,282
Electric Utilities 0.7%
i
Mizuho Markets Cayman LP into NextEra Energy, Inc. , 144A, 9% ,
4/08/25 ......................................... United States 3,290,000 230,995,974
i
Wells Fargo Bank NA into NextEra Energy, Inc. , 144A, 8% ,
5/20/25 ......................................... United States 3,500,000 251,781,223
482,777,197
Energy Equipment & Services 0.5%
i
Merrill Lynch International & Co. CV into Halliburton Co. , 144A,
8.5% , 11/13/25 .................................... United States 5,300,000 140,669,385
i
Wells Fargo Bank NA into Schlumberger NV , 144A, 10% ,
11/26/25 ........................................ United States 5,600,000 239,174,432
379,843,817
Health Care Equipment & Supplies 0.2%
i
Toronto-Dominion Bank (The) into Medtronic plc , 144A, 8% ,
4/13/26 ......................................... United States 1,850,000 169,868,785
Health Care Providers & Services 1.2%
i
Citigroup Global Markets Holdings, Inc. into UnitedHealth Group,
Inc. , 144A, 9% , 1/27/26 ............................. United States 400,000 212,376,370
i
JPMorgan Chase Bank NA into CVS Health Corp. , 144A, 9% ,
11/25/25 ........................................ United States 3,639,100 233,436,180
i
Wells Fargo Bank NA into CVS Health Corp. , 144A, 10% , 4/09/26 United States 3,500,000 236,559,753
i
Wells Fargo Bank NA into UnitedHealth Group, Inc. , 144A, 7% ,
7/14/25 ......................................... United States 425,000 217,562,745
899,935,048
Hotels, Restaurants & Leisure 0.2%
i
Toronto-Dominion Bank (The) into Starbucks Corp. , 144A, 9% ,
1/12/26 ......................................... United States 1,700,000 170,868,451
Interactive Media & Services 0.4%
i
Citigroup Global Markets Holdings, Inc. into Alphabet, Inc. , 144A,
8.5% , 8/20/25 .................................... United States 1,750,000 279,054,187
IT Services 0.4%
i
Barclays Bank plc into International Business Machines Corp. ,
144A, 8.5% , 6/09/25 ............................... United States 1,340,000 260,259,121
Machinery 0.4%
i
BofA Finance LLC into Spirax Group plc , 144A, 9% , 5/20/25 ... United Kingdom 30,000 168,918,971
i
Toronto-Dominion Bank (The) into Caterpillar, Inc. , 144A, 7.5% ,
2/25/26 ......................................... United States 480,000 162,807,407
331,726,378

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
h
Equity-Linked Securities
(continued)
Media 0.3%
i
JPMorgan Chase Bank NA into Comcast Corp. , 144A, 8.5% ,
9/02/25 ......................................... United States 6,100,000 $ 228,738,180
Metals & Mining 1.1%
i
BNP Paribas Issuance BV into Freeport-McMoRan, Inc. , 144A,
10% , 8/12/25 ..................................... United States 3,100,000 121,199,274
i
Citigroup Global Markets Holdings, Inc. into Freeport-McMoRan,
Inc. , 144A, 10% , 5/20/25 ............................ United States 4,100,000 158,319,771
i
Citigroup Global Markets Holdings, Inc. into Newmont Corp. ,
144A, 9.5% , 2/18/26 ............................... United States 5,600,000 255,235,680
i
Mizuho Markets Cayman LP into Barrick Gold Corp. , 144A, 9% ,
7/01/25 ......................................... Canada 3,225,000 60,805,480
i
Mizuho Markets Cayman LP into Freeport-McMoRan, Inc. , 144A,
10% , 12/24/25 .................................... United States 6,000,000 232,941,463
828,501,668
Oil, Gas & Consumable Fuels 1.0%
i
BNP Paribas Issuance BV into BP plc , 144A, 8.5% , 5/15/25 .... United States 4,750,000 164,393,772
i
JPMorgan Chase Bank NA into Exxon Mobil Corp. , 144A, 8.5% ,
11/03/25 ........................................ United States 2,500,000 291,036,796
i
Mizuho Markets Cayman LP into Exxon Mobil Corp. , 144A, 8.5% ,
4/07/26 ......................................... United States 2,225,000 260,930,644
716,361,212
Pharmaceuticals 0.7%
i
BNP Paribas SA into Pfizer, Inc. , 144A, 10.5% , 7/23/25 ....... United States 9,000,000 236,156,151
i
Mizuho Markets Cayman LP into Bristol-Myers Squibb Co. , 144A,
9.5% , 5/08/25 .................................... United States 4,800,000 266,771,433
502,927,584
Semiconductors & Semiconductor Equipment 3.7%
i
Barclays Bank plc into Microchip Technology, Inc. , 144A, 10% ,
10/14/25 ........................................ United States 1,950,000 103,647,637
i
BNP Paribas Issuance BV into Advanced Micro Devices, Inc. ,
144A, 10% , 3/02/26 ................................ United States 1,650,000 176,691,900
i
BNP Paribas Issuance BV into Applied Materials, Inc. , 144A,
10% , 12/10/25 .................................... United States 1,300,000 198,619,449
i
Citigroup Global Markets Holdings, Inc. into Intel Corp. , 144A,
10% , 3/03/26 ..................................... United States 6,500,000 155,289,384
i
Goldman Sachs International Bank into Texas Instruments, Inc. ,
144A, 9% , 11/10/25 ................................ United States 1,670,000 281,999,905
i
J.P. Morgan Structured Products BV into Taiwan Semiconductor
Manufacturing Co. Ltd. , 144A, 10% , 4/15/26 .............. Taiwan 615,000 105,312,593
i
Merrill Lynch BV into Micron Technology, Inc. , 144A, 10% , 8/18/25 United States 1,615,000 147,021,816
i
Mizuho Markets Cayman LP into Intel Corp. , 144A, 10% , 12/08/25 United States 11,200,000 257,652,535
i
Mizuho Markets Cayman LP into Microchip Technology, Inc. ,
144A, 10% , 4/15/26 ................................ United States 3,010,000 149,328,387
i
National Bank of Canada into Broadcom, Inc. , 144A, 11.5% ,
5/13/25 ......................................... United States 200,000 281,916,746
i
Royal Bank of Canada into Texas Instruments, Inc. , 144A, 8% ,
6/11/25 ......................................... United States 800,000 145,589,377
i
Royal Bank of Canada into Texas Instruments, Inc. , 144A, 8.5% ,
7/15/25 ......................................... United States 890,000 164,233,019
i
UBS AG into Analog Devices, Inc. , 144A, 9% , 9/17/25 ........ United States 1,120,000 231,296,529
i
UBS AG into Intel Corp. , 144A, 10% , 7/29/25 ............... United States 5,100,000 121,886,246
i
Wells Fargo Bank NA into QUALCOMM, Inc. , 144A, 10% ,
10/22/25 ........................................ United States 1,250,000 201,675,214
2,722,160,737

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
h
Equity-Linked Securities
(continued)
Software 0.9%
i
Barclays Bank plc into Salesforce, Inc. , 144A, 10% , 4/01/26 ... United States 450,000 $ 122,664,396
i
Merrill Lynch BV into Microsoft Corp , 144A, 7.5% , 10/06/25 .... United States 615,000 242,038,383
i
Merrill Lynch International & Co. CV into Microsoft Corp. , 144A,
7% , 3/09/26 ...................................... United States 725,000 279,281,926
643,984,705
Specialty Retail 0.7%
i
Citigroup Global Markets Holdings, Inc. into Home Depot, Inc.
(The) , 144A, 7.5% , 7/21/25 .......................... United States 745,000 267,191,005
i
J.P. Morgan Structured Products BV into Home Depot, Inc. (The) ,
144A, 8% , 10/15/25 ................................ United States 735,000 272,777,312
539,968,317
Technology Hardware, Storage & Peripherals 0.7%
i
Barclays Bank plc into Dell Technologies Inc , 144A, 12% , 9/03/25 United States 1,635,000 156,875,221
i
Mizuho Markets Cayman LP into Hewlett Packard Enterprise Co. ,
144A, 9.5% , 9/30/25 ............................... United States 9,500,000 147,503,500
i
UBS AG into Apple, Inc. , 144A, 7% , 4/02/25 ............... United States 1,150,000 223,587,879
527,966,600
Textiles, Apparel & Luxury Goods 0.2%
i
Goldman Sachs International Bank into NIKE, Inc. , 144A, 9% ,
3/31/26 ......................................... United States 2,450,000 165,895,444
Total Equity-Linked Securities (Cost $ 14,385,232,575 ) .........................
14,149,006,736
Convertible Preferred Stocks 1.5%
Aerospace & Defense 0.4%
Boeing Co. (The) , 6% ................................ United States 5,580,000 333,851,400
Capital Markets 0.1%
Ares Management Corp. , 6.75% , B ...................... United States 1,000,000 48,210,000
Chemicals 0.3%
Albemarle Corp. , 7.25% .............................. United States 6,000,000 213,900,000
Electric Utilities 0.5%
NextEra Energy, Inc. , 7.234% .......................... United States 4,500,000 204,975,000
NextEra Energy, Inc. , 7.299% .......................... United States 3,500,000 167,335,000
372,310,000
Financial Services 0.2%
a
FNMA , 5.375% ..................................... United States 4,240 153,700,000
a
Total Convertible Preferred Stocks (Cost $ 1,351,182,587 ) ......................
1,121,971,400
Preferred Stocks 0.1%
Financial Services 0.1%
a
FNMA , 8.25% , S .................................... United States 4,000,000 47,600,000
a
Total Preferred Stocks (Cost $ 93,801,501 ) ....................................
47,600,000
Principal
Amount
*
Convertible Bonds 0.1%
Automobiles 0.0%
†
Rivian Automotive, Inc. , Senior Note , 3.625% , 10/15/30 .......
United States 15,000,000 13,036,875

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Pharmaceuticals 0.1%
i
Jazz Investments I Ltd. , Senior Note , 144A, 3.125% , 9/15/30 ... United States 40,000,000 $ 44,540,000
Total Convertible Bonds (Cost $ 51,924,650 ) ..................................
57,576,875
Corporate Bonds 36.9%
Aerospace & Defense 1.5%
Boeing Co. (The) ,
Senior Bond , 3.2% , 3/01/29 .......................... United States 20,000,000 18,786,370
Senior Bond , 3.625% , 2/01/31 ........................ United States 49,000,000 45,459,679
Senior Bond , 3.6% , 5/01/34 .......................... United States 25,000,000 21,532,716
Senior Bond , 3.25% , 2/01/35 ......................... United States 25,000,000 20,600,413
Senior Note , 2.196% , 2/04/26 ........................ United States 45,000,000 44,036,624
Senior Note , 5.04% , 5/01/27 ......................... United States 60,000,000 60,293,686
Senior Note , 5.15% , 5/01/30 ......................... United States 390,000,000 392,629,926
Senior Note , 6.388% , 5/01/31 ........................ United States 30,000,000 31,984,715
Senior Note , 6.528% , 5/01/34 ........................ United States 35,000,000 37,522,129
i
Bombardier, Inc. , Senior Note , 144A, 7.25% , 7/01/31 ......... Canada 40,000,000 40,186,059
RTX Corp. , Senior Bond , 6.1% , 3/15/34 ...................
United States 25,000,000 26,821,957
Textron, Inc. , Senior Bond , 2.45% , 3/15/31 ................
United States 40,000,000 34,919,575
i
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.75% , 8/15/28 ............. United States 100,000,000 101,585,400
Senior Secured Note , 144A, 6.375% , 3/01/29 ............ United States 100,000,000 101,144,500
Senior Secured Note , 144A, 6.875% , 12/15/30 ........... United States 50,000,000 51,142,250
Senior Secured Note , 144A, 6.625% , 3/01/32 ............ United States 100,000,000 101,399,435
1,130,045,434
Automobile Components 0.2%
i
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 85,000,000 64,741,496
Goodyear Tire & Rubber Co. (The) ,
Senior Bond , 5% , 5/31/26 ........................... United States 57,000,000 56,593,185
Senior Bond , 4.875% , 3/15/27 ........................ United States 34,757,000 33,991,213
155,325,894
Automobiles 0.8%
Ford Motor Co. ,
Senior Bond , 4.346% , 12/08/26 ....................... United States 50,000,000 49,258,064
Senior Bond , 3.25% , 2/12/32 ......................... United States 120,000,000 98,948,811
Senior Bond , 6.1% , 8/19/32 .......................... United States 195,000,000 191,279,546
General Motors Co. ,
Senior Bond , 5.6% , 10/15/32 ......................... United States 25,000,000 24,804,220
Senior Bond , 5.15% , 4/01/38 ......................... United States 140,000,000 126,835,561
i
Volkswagen Group of America Finance LLC , Senior Note , 144A,
1.25% , 11/24/25 ................................... Germany 97,000,000 94,795,363
585,921,565
Banks 2.9%
Bank of America Corp. ,
Senior Bond , 3.419% to 12/19/27, FRN thereafter , 12/20/28 . United States 45,000,000 43,620,507
Senior Bond , 4.571% to 4/26/32, FRN thereafter , 4/27/33 ... United States 170,000,000 164,326,410
Sub. Bond , 5.425% to 8/14/34, FRN thereafter , 8/15/35 ..... United States 90,000,000 88,159,493
Barclays plc ,
j
Junior Sub. Bond , 7.625% to 9/14/35, FRN thereafter ,
Perpetual ....................................... United Kingdom 20,000,000 19,608,915
Senior Bond , 4.337% , 1/10/28 ........................ United Kingdom 31,000,000 30,767,860
Senior Bond , 2.645% to 6/23/30, FRN thereafter , 6/24/31 ... United Kingdom 49,000,000 43,526,749
Senior Bond , 5.746% to 8/08/32, FRN thereafter , 8/09/33 ... United Kingdom 100,000,000 101,667,143
Senior Bond , 7.437% to 11/01/32, FRN thereafter , 11/02/33 .. United Kingdom 75,000,000 83,743,673

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Barclays plc, (continued)
Senior Bond , 6.692% to 9/12/33, FRN thereafter , 9/13/34 ... United Kingdom 70,000,000 $ 75,087,335
Senior Note , 7.325% to 11/01/25, FRN thereafter , 11/02/26 .. United Kingdom 30,000,000 30,435,438
Senior Note , 5.501% to 8/08/27, FRN thereafter , 8/09/28 .... United Kingdom 80,000,000 81,203,745
Sub. Bond , 7.119% to 6/26/33, FRN thereafter , 6/27/34 ..... United Kingdom 55,000,000 59,280,619
Citigroup, Inc. ,
Senior Bond , 6.27% to 11/16/32, FRN thereafter , 11/17/33 ... United States 85,000,000 90,242,273
Sub. Bond , 6.174% to 5/24/33, FRN thereafter , 5/25/34 ..... United States 155,000,000 158,934,872
Sub. Bond , 6.02% to 1/23/35, FRN thereafter , 1/24/36 ...... United States 85,000,000 85,844,315
Sub. Bond , 5.411% to 9/18/34, FRN thereafter , 9/19/39 ..... United States 30,000,000 28,709,973
Fifth Third Bancorp ,
Senior Note , 6.339% to 7/26/28, FRN thereafter , 7/27/29 .... United States 20,000,000 20,912,596
Senior Note , 5.631% to 1/28/31, FRN thereafter , 1/29/32 .... United States 20,000,000 20,480,601
JPMorgan Chase & Co. ,
j
NN , Junior Sub. Bond , 6.875% to 5/31/29, FRN thereafter ,
Perpetual ....................................... United States 50,000,000 52,639,950
j
OO , Junior Sub. Bond , 6.5% to 3/31/30, FRN thereafter ,
Perpetual ....................................... United States 100,000,000 102,594,290
Senior Bond , 6.254% to 10/22/33, FRN thereafter , 10/23/34 . United States 90,000,000 96,692,254
KeyBank NA ,
Senior Note , 5.85% , 11/15/27 ........................ United States 50,000,000 51,376,610
Sub. Bond , 4.9% , 8/08/32 ........................... United States 35,000,000 33,467,376
PNC Financial Services Group, Inc. (The) ,
Senior Bond , 6.037% to 10/27/32, FRN thereafter , 10/28/33 . United States 70,000,000 73,518,755
Senior Note , 5.582% to 6/11/28, FRN thereafter , 6/12/29 .... United States 20,000,000 20,569,180
Truist Financial Corp. ,
Senior Note , 6.047% to 6/07/26, FRN thereafter , 6/08/27 .... United States 45,000,000 45,761,965
Sub. Bond , 4.916% to 7/27/32, FRN thereafter , 7/28/33 ..... United States 95,000,000 90,716,892
US Bancorp ,
Senior Bond , 5.85% to 10/20/32, FRN thereafter , 10/21/33 .. United States 45,000,000 46,654,617
Senior Bond , 5.836% to 6/09/33, FRN thereafter , 6/12/34 ... United States 35,000,000 36,128,613
Senior Note , 5.775% to 6/11/28, FRN thereafter , 6/12/29 .... United States 40,000,000 41,259,585
Wells Fargo & Co. ,
Senior Bond , 4.897% to 7/24/32, FRN thereafter , 7/25/33 ... United States 50,000,000 49,295,412
Senior Bond , 5.557% to 7/24/33, FRN thereafter , 7/25/34 ... United States 90,000,000 91,612,409
Senior Bond , 6.491% to 10/22/33, FRN thereafter , 10/23/34 . United States 60,000,000 64,748,561
2,123,588,986
Building Products 0.2%
i
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ................................... United States 47,600,000 39,270,476
i
EMRLD Borrower LP / Emerald Co-Issuer, Inc. ,
Senior Secured Note , 144A, 6.625% , 12/15/30 ........... United States 50,000,000 50,084,660
Senior Secured Note , 144A, 6.75% , 7/15/31 ............. United States 20,000,000 20,152,540
i
Quikrete Holdings, Inc. ,
Senior Note , 144A, 6.75% , 3/01/33 .................... United States 20,000,000 19,927,200
Senior Secured Note , 144A, 6.375% , 3/01/32 ............ United States 30,000,000 30,214,950
159,649,826
Capital Markets 1.1%
Charles Schwab Corp. (The) ,
Senior Bond , 5.853% to 5/18/33, FRN thereafter , 5/19/34 ... United States 30,000,000 31,349,051
Senior Bond , 6.136% to 8/23/33, FRN thereafter , 8/24/34 ... United States 30,000,000 31,945,883
Senior Note , 5.643% to 5/18/28, FRN thereafter , 5/19/29 .... United States 25,000,000 25,811,707
Senior Note , 6.196% to 11/16/28, FRN thereafter , 11/17/29 .. United States 40,000,000 42,207,624
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 2.65% to 10/20/31, FRN thereafter , 10/21/32 .. United States 66,000,000 57,061,466

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Goldman Sachs Group, Inc. (The), (continued)
Senior Bond , 6.561% to 10/23/33, FRN thereafter , 10/24/34 . United States 100,000,000 $ 109,191,502
Senior Bond , 5.851% to 4/24/34, FRN thereafter , 4/25/35 ... United States 65,000,000 67,200,471
Sub. Bond , 6.75% , 10/01/37 ......................... United States 60,000,000 64,933,609
Morgan Stanley ,
Senior Bond , 6.342% to 10/17/32, FRN thereafter , 10/18/33 . United States 35,000,000 37,561,855
Senior Bond , 5.25% to 4/20/33, FRN thereafter , 4/21/34 .... United States 220,000,000 220,199,549
Senior Bond , 6.627% to 10/31/33, FRN thereafter , 11/01/34 .. United States 30,000,000 32,732,955
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..... United States 67,095,000 67,848,744
788,044,416
Chemicals 0.8%
Celanese US Holdings LLC ,
Senior Bond , 6.629% , 7/15/32 ........................ United States 105,000,000 107,901,360
Senior Note , 6.415% , 7/15/27 ........................ United States 40,000,000 40,687,806
Senior Note , 6.8% , 11/15/30 ......................... United States 30,000,000 31,115,432
i
Consolidated Energy Finance SA , Senior Note , 144A, 6.5% ,
5/15/26 ......................................... Switzerland 15,717,301 15,232,873
i
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125% , 6/15/28 ......................... United States 25,000,000 24,195,807
Dow Chemical Co. (The) , Senior Bond , 6.3% , 3/15/33 ........
United States 35,000,000 37,483,056
Huntsman International LLC , Senior Bond , 4.5% , 5/01/29 .....
United States 25,000,000 23,989,507
i
International Flavors & Fragrances, Inc. ,
Senior Bond , 144A, 2.3% , 11/01/30 .................... United States 50,000,000 43,238,767
Senior Note , 144A, 1.832% , 10/15/27 .................. United States 20,000,000 18,619,149
c ,i
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 38,000,000 40,414,748
i
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ................................... United States 717,000 717,000
i
SCIH Salt Holdings, Inc. ,
Senior Note , 144A, 6.625% , 5/01/29 ................... United States 100,000,000 96,182,761
Senior Secured Note , 144A, 4.875% , 5/01/28 ............ United States 115,000,000 109,486,647
589,264,913
Commercial Services & Supplies 0.1%
i
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 45,000,000 44,618,220
Communications Equipment 0.7%
i
CommScope LLC ,
Senior Note , 144A, 8.25% , 3/01/27 .................... United States 225,000,000 213,343,135
Senior Note , 144A, 7.125% , 7/01/28 ................... United States 200,000,000 177,172,294
Senior Secured Note , 144A, 4.75% , 9/01/29 ............. United States 112,000,000 99,713,559
c
Senior Secured Note , 144A, 9.5% , 12/15/31 ............. United States 45,000,000 46,391,400
536,620,388
Consumer Finance 1.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.3% , 1/30/32 .......................... Ireland 50,000,000 44,319,617
Senior Bond , 5.3% , 1/19/34 .......................... Ireland 45,000,000 44,760,611
Capital One Financial Corp. ,
Senior Bond , 5.268% to 5/09/32, FRN thereafter , 5/10/33 ... United States 50,000,000 49,244,163
Senior Bond , 5.817% to 1/31/33, FRN thereafter , 2/01/34 ... United States 85,000,000 85,700,855
Senior Note , 4.927% to 5/09/27, FRN thereafter , 5/10/28 .... United States 64,000,000 64,224,598
Senior Note , 6.312% to 6/07/28, FRN thereafter , 6/08/29 .... United States 75,000,000 78,004,491
Senior Note , 5.247% to 7/25/29, FRN thereafter , 7/26/30 .... United States 40,000,000 40,270,536
Senior Note , 7.624% to 10/29/30, FRN thereafter , 10/30/31 .. United States 40,000,000 44,558,784

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
Ford Motor Credit Co. LLC ,
Senior Bond , 4.134% , 8/04/25 ........................ United States 35,000,000 $ 34,801,582
Senior Bond , 5.113% , 5/03/29 ........................ United States 85,000,000 81,980,335
Senior Note , 5.125% , 6/16/25 ........................ United States 70,000,000 69,956,037
Senior Note , 3.375% , 11/13/25 ....................... United States 32,000,000 31,621,031
Senior Note , 6.95% , 6/10/26 ......................... United States 35,000,000 35,549,765
Senior Note , 2.7% , 8/10/26 .......................... United States 60,000,000 57,876,470
Senior Note , 4.95% , 5/28/27 ......................... United States 85,000,000 83,787,082
Senior Note , 6.8% , 5/12/28 .......................... United States 92,000,000 94,522,367
Senior Note , 7.35% , 3/06/30 ......................... United States 45,000,000 47,115,508
General Motors Financial Co., Inc. ,
Senior Bond , 3.6% , 6/21/30 .......................... United States 25,000,000 22,926,619
Senior Bond , 3.1% , 1/12/32 .......................... United States 80,000,000 68,398,251
Senior Bond , 6.4% , 1/09/33 .......................... United States 50,000,000 51,594,074
Senior Note , 5% , 4/09/27 ........................... United States 20,000,000 20,030,132
Senior Note , 5.8% , 6/23/28 .......................... United States 50,000,000 51,086,017
Senior Note , 5.8% , 1/07/29 .......................... United States 75,000,000 76,431,853
i
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 6.5% ,
3/26/31 ......................................... United Kingdom 15,000,000 15,633,120
1,294,393,898
Consumer Staples Distribution & Retail 0.1%
i
7-Eleven, Inc. , Senior Bond , 144A, 1.8% , 2/10/31 ........... United States 75,000,000 62,198,838
Containers & Packaging 1.6%
i
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc ,
Senior Note , 144A, 4% , 9/01/29 ...................... United States 124,275,000 105,991,655
Senior Secured Note , 144A, 6% , 6/15/27 ................ United States 20,115,000 19,851,628
i
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note , 144A, 5.25% , 8/15/27 .................... United States 508,009,000 235,159,662
Senior Secured Note , 144A, 4.125% , 8/15/26 ............ United States 260,000,000 239,162,300
i
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 40,000,000 40,309,106
i
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25% , 4/15/27 ................... United States 325,000,000 306,970,085
Senior Secured Note , 144A, 7.875% , 4/15/27 ............ United States 245,000,000 240,406,250
i
Sealed Air Corp. , Senior Note , 144A, 6.125% , 2/01/28 ........ United States 20,000,000 20,041,900
1,207,892,586
Diversified REITs 0.3%
VICI Properties LP ,
Senior Bond , 5.125% , 5/15/32 ........................ United States 60,000,000 58,778,628
Senior Note , 4.95% , 2/15/30 ......................... United States 30,000,000 29,768,499
i
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
4.25% , 12/01/26 ................................... United States 100,000,000 98,974,790
187,521,917
Diversified Telecommunication Services 1.0%
i
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 5.5% , 5/01/26 ..................... United States 20,000,000 19,980,962
Senior Bond , 144A, 5.125% , 5/01/27 ................... United States 310,100,000 305,671,338
Senior Bond , 144A, 5% , 2/01/28 ...................... United States 180,700,000 175,519,418
Senior Bond , 144A, 4.75% , 3/01/30 .................... United States 82,500,000 76,591,476
Senior Note , 144A, 6.375% , 9/01/29 ................... United States 87,000,000 86,808,469
Verizon Communications, Inc. , Senior Bond , 4.016% , 12/03/29 .
United States 50,000,000 48,662,906
713,234,569

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities 2.7%
American Electric Power Co., Inc. ,
Senior Bond , 5.95% , 11/01/32 ........................ United States 30,000,000 $ 31,494,276
c
Senior Bond , 5.625% , 3/01/33 ........................ United States 30,000,000 30,780,582
Duke Energy Corp. , Senior Bond , 4.5% , 8/15/32 ............
United States 50,000,000 48,250,678
Georgia Power Co. , Senior Bond , 5.2% , 3/15/35 ............
United States 26,000,000 26,185,465
NextEra Energy Capital Holdings, Inc. , Senior Bond , 5.25% ,
3/15/34 ......................................... United States 85,000,000 85,093,716
NRG Energy, Inc. ,
i
Senior Bond , 144A, 3.625% , 2/15/31 ................... United States 65,000,000 57,616,475
i
Senior Bond , 144A, 6.25% , 11/01/34 ................... United States 75,000,000 73,896,728
Senior Note , 5.75% , 1/15/28 ......................... United States 18,075,000 18,049,552
i
Senior Note , 144A, 3.375% , 2/15/29 ................... United States 48,300,000 44,391,192
i
Senior Note , 144A, 5.75% , 7/15/29 .................... United States 100,000,000 98,621,090
i
Senior Note , 144A, 6% , 2/01/33 ...................... United States 113,000,000 110,048,616
i
Senior Secured Bond , 144A, 7% , 3/15/33 ............... United States 30,000,000 32,366,580
i
Senior Secured Note , 144A, 2.45% , 12/02/27 ............ United States 30,000,000 28,146,863
Pacific Gas and Electric Co. ,
Senior Bond , 4.55% , 7/01/30 ......................... United States 116,500,000 112,804,237
Senior Bond , 6.15% , 1/15/33 ......................... United States 50,000,000 51,521,648
Senior Bond , 6.4% , 6/15/33 .......................... United States 30,000,000 31,370,263
Senior Note , 3.15% , 1/01/26 ......................... United States 50,000,000 49,361,942
Senior Note , 6.1% , 1/15/29 .......................... United States 49,000,000 50,642,014
PG&E Corp. ,
Senior Secured Bond , 5.25% , 7/01/30 .................. United States 20,000,000 19,221,348
Senior Secured Note , 5% , 7/01/28 ..................... United States 107,284,000 104,458,987
Southern Co. (The) ,
2025 , Junior Sub. Bond , 6.375% to 3/14/35, FRN thereafter ,
3/15/55 ......................................... United States 125,000,000 128,307,875
Senior Bond , 5.7% , 10/15/32 ......................... United States 45,000,000 46,793,913
Senior Bond , 5.2% , 6/15/33 .......................... United States 50,000,000 50,148,996
i
Vistra Operations Co. LLC ,
Senior Note , 144A, 5.5% , 9/01/26 ..................... United States 109,160,000 109,174,180
Senior Note , 144A, 5% , 7/31/27 ...................... United States 66,250,000 65,282,425
Senior Note , 144A, 4.375% , 5/01/29 ................... United States 137,000,000 130,211,116
Senior Note , 144A, 7.75% , 10/15/31 ................... United States 79,000,000 82,802,645
Senior Note , 144A, 6.875% , 4/15/32 ................... United States 100,000,000 102,009,087
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............. United States 35,000,000 33,896,807
Senior Secured Bond , 144A, 6.95% , 10/15/33 ............ United States 75,000,000 80,620,425
Senior Secured Note , 144A, 3.7% , 1/30/27 .............. United States 28,500,000 27,900,575
1,961,470,296
Electrical Equipment 0.1%
Regal Rexnord Corp. ,
Senior Note , 6.3% , 2/15/30 .......................... United States 25,000,000 26,011,656
Senior Note , 6.4% , 4/15/33 .......................... United States 60,000,000 62,306,852
88,318,508
Energy Equipment & Services 0.4%
i
USA Compression Partners LP / USA Compression Finance
Corp. , Senior Note , 144A, 7.125% , 3/15/29 .............. United States 40,000,000 40,710,960
i
Weatherford International Ltd. , Senior Note , 144A, 8.625% ,
4/30/30 ......................................... United States 245,000,000 248,937,395
289,648,355
Entertainment 0.3%
Netflix, Inc. ,
Senior Bond , 4.375% , 11/15/26 ....................... United States 75,000,000 75,152,529

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment (continued)
Netflix, Inc., (continued)
Senior Bond , 4.875% , 4/15/28 ........................ United States 79,300,000 $ 80,460,617
Senior Bond , 5.875% , 11/15/28 ....................... United States 50,000,000 52,309,214
207,922,360
Financial Services 0.1%
Fiserv, Inc. ,
Senior Bond , 4.2% , 10/01/28 ......................... United States 45,000,000 44,386,545
Senior Bond , 2.65% , 6/01/30 ......................... United States 15,000,000 13,509,371
Senior Bond , 5.6% , 3/02/33 .......................... United States 30,000,000 30,840,813
88,736,729
Food Products 0.4%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL , Senior Note , 5.75% , 4/01/33 .................... United States 110,000,000 111,818,850
Pilgrim's Pride Corp. ,
Senior Bond , 6.25% , 7/01/33 ......................... United States 68,000,000 70,474,316
Senior Bond , 6.875% , 5/15/34 ........................ United States 40,000,000 43,136,760
i
Post Holdings, Inc. ,
Senior Bond , 144A, 4.5% , 9/15/31 ..................... United States 5,000,000 4,533,528
Senior Secured Note , 144A, 6.25% , 2/15/32 ............. United States 45,000,000 45,320,378
275,283,832
Ground Transportation 0.1%
i
Ashtead Capital, Inc. ,
Senior Bond , 144A, 5.55% , 5/30/33 .................... United Kingdom 55,000,000 54,590,384
Senior Bond , 144A, 5.95% , 10/15/33 ................... United Kingdom 35,000,000 35,524,999
90,115,383
Health Care Equipment & Supplies 0.4%
GE HealthCare Technologies, Inc. , Senior Note , 5.905% , 11/22/32
United States 105,000,000 110,858,121
i
Medline Borrower LP ,
Senior Note , 144A, 5.25% , 10/01/29 ................... United States 45,000,000 43,211,853
Senior Secured Note , 144A, 3.875% , 4/01/29 ............ United States 150,000,000 140,312,760
i
Medline Borrower LP / Medline Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.25% , 4/01/29 .......................... United States 25,000,000 25,349,475
319,732,209
Health Care Providers & Services 6.2%
Centene Corp. ,
Senior Note , 4.25% , 12/15/27 ........................ United States 72,000,000 70,312,823
Senior Note , 4.625% , 12/15/29 ....................... United States 166,100,000 159,260,567
Senior Note , 3.375% , 2/15/30 ........................ United States 47,000,000 42,544,960
i
CHS/Community Health Systems, Inc. ,
Secured Note , 144A, 6.875% , 4/15/29 .................. United States 490,000,000 318,249,512
Secured Note , 144A, 6.125% , 4/01/30 .................. United States 600,000,000 360,348,000
Senior Note , 144A, 6.875% , 4/01/28 ................... United States 435,000,000 288,415,744
Senior Secured Note , 144A, 8% , 12/15/27 ............... United States 280,000,000 277,340,420
Senior Secured Note , 144A, 10.875% , 1/15/32 ........... United States 500,000,000 493,210,400
CVS Health Corp. ,
Senior Bond , 5.25% , 2/21/33 ......................... United States 95,000,000 93,832,116
Senior Bond , 4.78% , 3/25/38 ......................... United States 61,925,000 55,592,050
i
DaVita, Inc. ,
Senior Bond , 144A, 3.75% , 2/15/31 .................... United States 33,855,000 29,503,509
Senior Note , 144A, 4.625% , 6/01/30 ................... United States 250,000,000 230,347,925
Senior Note , 144A, 6.875% , 9/01/32 ................... United States 50,000,000 50,320,251

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
HCA, Inc. ,
Senior Bond , 5.625% , 9/01/28 ........................ United States 115,000,000 $ 117,651,174
Senior Bond , 2.375% , 7/15/31 ........................ United States 20,000,000 17,025,556
Senior Bond , 5.5% , 6/01/33 .......................... United States 100,000,000 100,412,902
Senior Note , 3.625% , 3/15/32 ........................ United States 82,954,000 75,015,349
Humana, Inc. , Senior Bond , 5.875% , 3/01/33 ...............
United States 35,000,000 35,798,207
i
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 50,000,000 47,449,813
i
MPH Acquisition Holdings LLC ,
Senior Secured Note , 144A, 5.75% , 12/31/30 ............ United States 86,831,211 63,054,220
c,k
Senior Secured Note , 144A, PIK, 11.5% , 12/31/30 ......... United States 48,577,703 41,827,071
Tenet Healthcare Corp. ,
Secured Note , 6.25% , 2/01/27 ........................ United States 150,000,000 150,186,900
Senior Bond , 6.875% , 11/15/31 ....................... United States 55,258,000 56,615,255
Senior Note , 6.125% , 10/01/28 ....................... United States 510,000,000 507,985,362
Senior Secured Note , 4.25% , 6/01/29 .................. United States 130,000,000 122,601,687
Senior Secured Note , 4.375% , 1/15/30 ................. United States 50,000,000 46,923,109
Senior Secured Note , 6.125% , 6/15/30 ................. United States 425,000,000 423,566,237
Senior Secured Note , 6.75% , 5/15/31 .................. United States 159,775,000 162,210,238
UnitedHealth Group, Inc. , Senior Bond , 5.35% , 2/15/33 .......
United States 100,000,000 102,561,949
4,540,163,306
Health Care Technology 0.1%
i ,k
Claritev Corp. , Senior Secured Note , 144A, PIK, 6.75% , 3/31/31 United States 77,334,408 46,352,246
Hotels, Restaurants & Leisure 2.1%
i
Caesars Entertainment, Inc. ,
Senior Note , 144A, 8.125% , 7/01/27 ................... United States 33,690,000 33,948,301
Senior Note , 144A, 4.625% , 10/15/29 .................. United States 55,000,000 50,596,243
c
Senior Note , 144A, 6% , 10/15/32 ..................... United States 125,000,000 116,840,550
Senior Secured Note , 144A, 7% , 2/15/30 ................ United States 52,000,000 52,744,849
Senior Secured Note , 144A, 6.5% , 2/15/32 .............. United States 45,000,000 44,887,158
i
Carnival Corp. ,
Senior Note , 144A, 7.625% , 3/01/26 ................... United States 165,000,000 165,151,477
Senior Note , 144A, 5.75% , 3/01/27 .................... United States 230,000,000 230,288,376
Senior Note , 144A, 6% , 5/01/29 ...................... United States 30,000,000 29,808,631
Senior Note , 144A, 6.125% , 2/15/33 ................... United States 40,000,000 39,447,586
Expedia Group, Inc. ,
Senior Bond , 3.8% , 2/15/28 .......................... United States 57,000,000 55,600,976
Senior Note , 5% , 2/15/26 ........................... United States 30,000,000 30,043,670
Senior Note , 3.25% , 2/15/30 ......................... United States 60,000,000 55,953,412
i
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. ,
Senior Note , 144A, 6.75% , 1/15/30 .................... United States 75,000,000 64,922,797
Senior Secured Note , 144A, 4.625% , 1/15/29 ............ United States 75,000,000 69,135,443
i
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 6.125% ,
4/01/32 ......................................... United States 40,000,000 40,180,212
i
NCL Corp. Ltd. , Senior Note , 144A, 6.75% , 2/01/32 .......... United States 35,000,000 34,597,420
i
Royal Caribbean Cruises Ltd. ,
c
Senior Note , 144A, 4.25% , 7/01/26 .................... United States 20,000,000 19,708,742
Senior Note , 144A, 5.5% , 4/01/28 ..................... United States 50,000,000 49,824,850
i
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior
Bond , 144A, 5.25% , 5/15/27 .......................... United States 135,000,000 133,671,978
i
Wynn Macau Ltd. ,
c
Senior Bond , 144A, 5.5% , 10/01/27 .................... Macau 51,457,000 50,281,377
Senior Note , 144A, 5.5% , 1/15/26 ..................... Macau 50,000,000 49,697,570
i
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. ,
Senior Note , 144A, 7.125% , 2/15/31 ................... United States 30,000,000 31,064,550

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
i
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.,
(continued)
Senior Note , 144A, 6.25% , 3/15/33 .................... United States 100,000,000 $ 97,488,039
1,545,884,207
Household Durables 0.1%
KB Home , Senior Note , 7.25% , 7/15/30 ...................
United States 20,000,000 20,549,880
Shea Homes LP / Shea Homes Funding Corp. ,
Senior Note , 4.75% , 2/15/28 ......................... United States 25,000,000 23,957,395
Senior Note , 4.75% , 4/01/29 ......................... United States 40,000,000 38,004,424
82,511,699
Household Products 0.1%
i
Energizer Holdings, Inc. ,
Senior Note , 144A, 6.5% , 12/31/27 .................... United States 20,000,000 20,127,478
c
Senior Note , 144A, 4.75% , 6/15/28 .................... United States 24,000,000 23,000,853
43,128,331
Independent Power and Renewable Electricity Producers 0.7%
i
Calpine Corp. ,
Senior Note , 144A, 5.125% , 3/15/28 ................... United States 240,000,000 236,354,045
Senior Note , 144A, 4.625% , 2/01/29 ................... United States 22,000,000 21,135,941
Senior Secured Bond , 144A, 3.75% , 3/01/31 ............. United States 40,000,000 36,514,724
Senior Secured Note , 144A, 4.5% , 2/15/28 .............. United States 145,175,000 140,856,129
i ,j
Vistra Corp. ,
Junior Sub. Bond , 144A, 8% to 10/14/26, FRN thereafter ,
Perpetual ....................................... United States 10,000,000 10,295,880
Junior Sub. Bond , 144A, 7% to 12/14/26, FRN thereafter ,
Perpetual ....................................... United States 97,750,000 99,064,542
544,221,261
Insurance 0.1%
i
Five Corners Funding Trust III , Senior Note , 144A, 5.791% ,
2/15/33 ......................................... United States 30,000,000 30,968,203
Prudential Financial, Inc. , Junior Sub. Bond , 5.7% to 9/14/28,
FRN thereafter , 9/15/48 ............................. United States 65,000,000 65,362,278
96,330,481
IT Services 0.0%
†
Twilio, Inc. , Senior Bond , 3.875% , 3/15/31 .................
United States 25,000,000 22,548,540
Media 0.7%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. , Senior Secured Note ,
4.908% , 7/23/25 ................................... United States 150,000,000 149,972,325
i
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.75% , 4/15/28 .................... United States 179,000,000 154,081,594
Senior Secured Note , 144A, 5.125% , 8/15/27 ............ United States 80,417,564 77,799,480
i
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ..... United States 55,000,000 52,433,070
i
Univision Communications, Inc. ,
Senior Secured Note , 144A, 6.625% , 6/01/27 ............ United States 50,000,000 49,627,420
Senior Secured Note , 144A, 8% , 8/15/28 ................ United States 20,000,000 20,081,170
503,995,059
Metals & Mining 0.9%
i
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125% , 3/31/29 United States 101,547,000 94,233,148
ArcelorMittal SA , Senior Bond , 6.8% , 11/29/32 ..............
Luxembourg 55,000,000 59,222,626

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
i
Cleveland-Cliffs, Inc. ,
Senior Bond , 144A, 4.875% , 3/01/31 ................... United States 25,000,000 $ 21,784,587
Senior Note , 144A, 7% , 3/15/32 ...................... United States 20,000,000 19,216,362
Senior Note , 144A, 7.375% , 5/01/33 ................... United States 50,000,000 48,029,497
i
FMG Resources August 2006 Pty. Ltd. ,
Senior Bond , 144A, 4.375% , 4/01/31 ................... Australia 190,500,000 172,229,659
Senior Bond , 144A, 6.125% , 4/15/32 ................... Australia 32,500,000 32,083,708
Senior Note , 144A, 5.875% , 4/15/30 ................... Australia 62,035,000 61,314,467
Freeport-McMoRan, Inc. ,
Senior Bond , 5.25% , 9/01/29 ......................... United States 50,000,000 50,515,500
Senior Bond , 5.4% , 11/14/34 ......................... United States 39,500,000 39,549,296
i
Glencore Funding LLC , Senior Bond , 144A, 2.5% , 9/01/30 .... Australia 20,000,000 17,607,569
i
Mineral Resources Ltd. ,
Senior Note , 144A, 8% , 11/01/27 ...................... Australia 20,000,000 19,781,308
Senior Note , 144A, 8.5% , 5/01/30 ..................... Australia 35,000,000 33,898,890
669,466,617
Multi-Utilities 0.1%
Sempra, Inc. , Senior Bond , 5.5% , 8/01/33 .................
United States 35,000,000 35,290,446
Oil, Gas & Consumable Fuels 2.8%
i
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 11% , 4/15/26 ...................... United States 224,172,000 225,687,179
Senior Note , 144A, 8.125% , 1/15/27 ................... United States 125,000,000 115,517,142
Senior Note , 144A, 9.75% , 7/15/28 .................... United States 83,565,000 74,244,578
Senior Secured Note , 144A, 9.25% , 7/15/29 ............. United States 140,000,000 144,725,000
Cheniere Energy Partners LP , Senior Note , 5.95% , 6/30/33 ....
United States 30,000,000 30,825,260
Cheniere Energy, Inc. , Senior Note , 5.65% , 4/15/34 ..........
United States 40,000,000 40,481,340
i
CITGO Petroleum Corp. , Senior Secured Note , 144A, 6.375% ,
6/15/26 ......................................... United States 77,000,000 76,902,125
i
Civitas Resources, Inc. , Senior Note , 144A, 8.75% , 7/01/31 .... United States 25,000,000 25,704,858
Energy Transfer LP ,
Senior Bond , 5.75% , 2/15/33 ......................... United States 30,000,000 30,713,565
Senior Bond , 6.55% , 12/01/33 ........................ United States 25,000,000 26,744,662
Senior Bond , 5.6% , 9/01/34 .......................... United States 34,400,000 34,477,381
i
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond , 144A, 7.25% , 2/15/35 .................... United States 60,000,000 57,376,926
Senior Note , 144A, 6% , 4/15/30 ...................... United States 25,000,000 23,802,515
Kinder Morgan, Inc. ,
Senior Bond , 5.2% , 6/01/33 .......................... United States 87,000,000 86,253,661
Senior Bond , 5.4% , 2/01/34 .......................... United States 40,000,000 39,976,554
i
Matador Resources Co. ,
Senior Note , 144A, 6.5% , 4/15/32 ..................... United States 35,000,000 34,714,664
Senior Note , 144A, 6.25% , 4/15/33 .................... United States 40,000,000 39,117,188
Occidental Petroleum Corp. ,
Senior Bond , 6.625% , 9/01/30 ........................ United States 80,000,000 84,093,760
Senior Bond , 6.125% , 1/01/31 ........................ United States 52,000,000 53,492,972
Senior Note , 6.375% , 9/01/28 ........................ United States 60,000,000 62,276,700
i
Rockies Express Pipeline LLC , Senior Note , 144A, 6.75% ,
3/15/33 ......................................... United States 20,000,000 20,359,924
i
Tennessee Gas Pipeline Co. LLC , Senior Bond , 144A, 2.9% ,
3/01/30 ......................................... United States 30,000,000 27,383,386
i
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 25,000,000 25,390,925
i
Venture Global LNG, Inc. ,
j
Junior Sub. Bond , 144A, 9% to 9/29/29, FRN thereafter ,
Perpetual ....................................... United States 250,000,000 237,444,710

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
i
Venture Global LNG, Inc., (continued)
Senior Secured Note , 144A, 8.125% , 6/01/28 ............ United States 76,000,000 $ 77,706,688
Senior Secured Note , 144A, 7% , 1/15/30 ................ United States 85,000,000 83,801,753
Senior Secured Note , 144A, 8.375% , 6/01/31 ............ United States 110,000,000 111,639,666
Williams Cos., Inc. (The) ,
Senior Bond , 3.5% , 11/15/30 ......................... United States 120,000,000 112,176,088
Senior Bond , 2.6% , 3/15/31 .......................... United States 20,000,000 17,582,233
Senior Bond , 5.65% , 3/15/33 ......................... United States 40,000,000 41,002,895
2,061,616,298
Passenger Airlines 1.8%
i ,k
American Airlines Group, Inc. , Senior Secured Note , 144A, PIK,
10.75% , 2/15/26 ................................... United States 145,000,000 147,138,750
i
American Airlines, Inc. , Senior Secured Note , 144A, 8.5% ,
5/15/29 ......................................... United States 145,000,000 147,294,090
i
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note , 144A, 5.5% , 4/20/26 .............. United States 97,083,333 96,891,142
Senior Secured Note , 144A, 5.75% , 4/20/29 ............. United States 198,460,000 194,366,090
i
Avianca Midco 2 plc , Senior Secured Note , 144A, 9% , 12/01/28 United States 60,000,000 57,037,083
i
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.75% , 10/20/28 .............................. United States 300,000,000 298,846,431
i
JetBlue Airways Corp. / JetBlue Loyalty LP , Senior Secured Note ,
144A, 9.875% , 9/20/31 .............................. United States 70,000,000 69,155,906
i
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ..... United States 87,975,000 88,409,180
i
United Airlines, Inc. ,
Senior Secured Note , 144A, 4.375% , 4/15/26 ............ United States 107,762,000 106,131,424
Senior Secured Note , 144A, 4.625% , 4/15/29 ............ United States 136,643,000 129,405,719
1,334,675,815
Personal Care Products 0.1%
i
BellRing Brands, Inc. , Senior Note , 144A, 7% , 3/15/30 ....... United States 30,000,000 31,023,810
i
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 65,000,000 65,000,000
96,023,810
Pharmaceuticals 1.0%
i
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 .... Canada 467,060,000 466,990,221
i
Bausch Health Cos., Inc. , Senior Secured Note , 144A, 11% ,
9/30/28 ......................................... United States 130,000,000 123,906,250
c ,i
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 50,000,000 52,188,798
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note , 6.75% , 3/01/28 ......................... Israel 26,000,000 26,687,674
Senior Note , 7.875% , 9/15/29 ........................ Israel 25,000,000 26,921,600
Senior Note , 8.125% , 9/15/31 ........................ Israel 30,000,000 33,473,400
Viatris, Inc. , Senior Note , 2.7% , 6/22/30 ...................
United States 40,000,000 34,850,030
765,017,973
Semiconductors & Semiconductor Equipment 0.4%
Broadcom, Inc. ,
Senior Bond , 4.3% , 11/15/32 ......................... United States 80,000,000 76,391,061
i
Senior Bond , 144A, 3.469% , 4/15/34 ................... United States 35,000,000 30,822,288
i
Senior Note , 144A, 4% , 4/15/29 ...................... United States 28,000,000 27,336,973
Intel Corp. , Senior Bond , 5.2% , 2/10/33 ...................
United States 25,000,000 24,692,071
Micron Technology, Inc. ,
Senior Bond , 5.327% , 2/06/29 ........................ United States 13,000,000 13,195,833
Senior Bond , 4.663% , 2/15/30 ........................ United States 20,000,000 19,759,736

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc., (continued)
Senior Bond , 5.875% , 2/09/33 ........................ United States 40,000,000 $ 41,447,224
Senior Note , 6.75% , 11/01/29 ........................ United States 55,000,000 59,025,691
292,670,877
Software 0.3%
i
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 50,000,000 44,296,315
Oracle Corp. ,
Senior Bond , 3.25% , 11/15/27 ........................ United States 40,000,000 38,783,388
Senior Bond , 6.25% , 11/09/32 ........................ United States 95,000,000 101,352,612
Roper Technologies, Inc. , Senior Bond , 1.75% , 2/15/31 .......
United States 10,000,000 8,408,270
192,840,585
Specialized REITs 0.3%
American Tower Corp. , Senior Bond , 5.65% , 3/15/33 .........
United States 105,000,000 108,272,869
Crown Castle, Inc. , Senior Bond , 5.1% , 5/01/33 .............
United States 60,000,000 58,672,163
i
Iron Mountain, Inc. , Senior Note , 144A, 4.875% , 9/15/27 ...... United States 55,000,000 53,917,990
Weyerhaeuser Co. , Senior Bond , 3.375% , 3/09/33 ..........
United States 20,000,000 17,679,924
238,542,946
Specialty Retail 0.3%
AutoNation, Inc. ,
Senior Bond , 4.75% , 6/01/30 ......................... United States 40,959,000 40,227,142
Senior Bond , 2.4% , 8/01/31 .......................... United States 12,936,000 10,835,723
Home Depot, Inc. (The) , Senior Bond , 5.875% , 12/16/36 ......
United States 20,000,000 21,396,016
Lowe's Cos., Inc. ,
Senior Bond , 2.625% , 4/01/31 ........................ United States 40,000,000 35,470,965
Senior Bond , 3.75% , 4/01/32 ......................... United States 63,000,000 58,475,707
Senior Bond , 5% , 4/15/33 ........................... United States 30,000,000 29,889,741
196,295,294
Technology Hardware, Storage & Peripherals 0.3%
Dell International LLC / EMC Corp. ,
c
Senior Bond , 5.75% , 2/01/33 ......................... United States 40,000,000 41,609,832
Senior Note , 5.3% , 10/01/29 ......................... United States 55,000,000 56,019,086
Hewlett Packard Enterprise Co. , Senior Bond , 5% , 10/15/34 ...
United States 20,000,000 19,492,202
HP, Inc. ,
Senior Bond , 5.5% , 1/15/33 .......................... United States 70,000,000 71,020,342
Senior Note , 4% , 4/15/29 ........................... United States 50,000,000 48,514,797
236,656,259
Tobacco 0.3%
BAT Capital Corp. ,
Senior Bond , 2.726% , 3/25/31 ........................ United Kingdom 25,000,000 22,151,558
Senior Bond , 6.421% , 8/02/33 ........................ United Kingdom 53,500,000 57,127,305
Senior Note , 3.557% , 8/15/27 ........................ United Kingdom 50,000,000 48,800,677
Senior Note , 2.259% , 3/25/28 ........................ United Kingdom 37,812,000 35,341,240
Philip Morris International, Inc. ,
Senior Bond , 5.75% , 11/17/32 ........................ United States 41,000,000 42,936,286
Senior Bond , 5.375% , 2/15/33 ........................ United States 25,000,000 25,505,749
231,862,815
Trading Companies & Distributors 0.4%
United Rentals North America, Inc. ,
Senior Bond , 4.875% , 1/15/28 ........................ United States 150,000,000 147,554,205
Senior Bond , 3.875% , 2/15/31 ........................ United States 30,000,000 27,246,063

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors (continued)
United Rentals North America, Inc., (continued)
Senior Bond , 3.75% , 1/15/32 ......................... United States 31,000,000 $ 27,406,657
i
Senior Secured Note , 144A, 6% , 12/15/29 ............... United States 73,800,000 75,071,493
277,278,418
Wireless Telecommunication Services 0.2%
Sprint LLC , Senior Note , 7.625% , 3/01/26 .................
United States 86,300,000 87,668,170
i
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC , Senior Secured Bond , 144A, 5.152% ,
3/20/28 ......................................... United States 54,000,000 54,142,679
141,810,849
Total Corporate Bonds (Cost $ 27,229,838,430 ) ................................
27,094,733,254
l
Senior Floating Rate Interests 0.9%
Aerospace & Defense 0.0%
†
m
TransDigm, Inc., First Lien, CME Term Loan, J , 6.799% , ( 3-month
SOFR + 2.5% ), 2/28/31 ............................. United States 19,949,749 19,862,468
m
Building Products 0.1%
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan , 6.799% , ( 3-month SOFR + 2.5% ), 8/04/31 .. United States 54,774,875 54,339,688
Quikrete Holdings, Inc., First Lien, CME Term Loan, B3 , 6.575% ,
( 1-month SOFR + 2.25% ), 2/10/32 ..................... United States 40,000,000 39,601,200
93,940,888
a a a a a a
Chemicals 0.0%
†
m
SCIH Salt Holdings, Inc., First Lien, Incremental CME Term Loan,
B1 , 7.291% , ( 3-month SOFR + 3% ), 1/31/29 ............. United States 19,950,000 19,812,844
Communications Equipment 0.0%
†
m
CommScope, Inc., First Lien, Initial CME Term Loan , 9.575% ,
( 1-month SOFR + 5.25% ), 12/18/29 .................... United States 20,000,000 19,945,800
m
Containers & Packaging 0.2%
Clydesdale Acquisition Holdings, Inc., First Lien 2025 Incremental
Closing Date CME Term Loan, B , 7.548% , ( 3-month SOFR +
3.25% ), 4/01/32 ................................... United States 90,419,244 90,023,660
n
Mauser Packaging Solutions Holding Co., First Lien, Initial CME
Term Loan , 7.323% , ( 1-month SOFR + 3% ), 4/15/27 ....... United States 20,000,000 19,958,400
109,982,060
a a a a a a
Health Care Equipment & Supplies 0.0%
†
m
Medline Borrower LP, First Lien, Dollar Incremental CME Term
Loan , 6.575% , ( 1-month SOFR + 2.25% ), 10/23/28 ........ United States 19,949,875 19,934,613
m
Health Care Providers & Services 0.1%
n
DaVita, Inc., First Lien, Extended CME Term Loan, B1 , 6.325% ,
( 1-month SOFR + 2% ), 4/25/31 ....................... United States 19,949,875 19,949,077
MPH Acquisition Holdings LLC, First Lien, Exchange First Out
CME Term Loan , 8.037% , ( 3-month SOFR + 3.75% ), 12/31/30 United States 30,452,726 30,229,812
50,178,889
a a a a a a
IT Services 0.3%
m
Twitter, Inc., First Lien, CME Term Loan, B1 , 10.979% , ( 3-month
SOFR + 6.5% ), 10/26/29 ............................ United States 180,000,000 179,100,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
l
Senior Floating Rate Interests
(continued)
Media 0.0%
†
m,n
Charter Communications Operating LLC, First Lien, CME Term
Loan B5 , 6.56% , ( 3-month SOFR + 2.25% ), 12/15/31 ....... United States 19,950,000 $ 19,902,619
Personal Care Products 0.2%
m
Opal US LLC, First Lien CME Term Loan , 7.385% , ( 3-month
SOFR + 3.25% ), 3/31/32 ............................ United States 140,000,000 139,300,000
Trading Companies & Distributors 0.0%
†
m,n
United Rentals, Inc., First Lien, Restatement CME Term Loan ,
6.075% , ( 1-month SOFR + 1.75% ), 2/14/31 .............. United States 4,987,406 5,027,928
Total Senior Floating Rate Interests (Cost $ 674,749,331 ) .......................
676,988,109
U.S. Government and Agency Securities 7.1%
U.S. Treasury Bonds ,
4.125%, 8/15/53 .................................. United States 1,500,000,000 1,382,666,010
4.625%, 5/15/54 .................................. United States 600,000,000 602,121,096
o
4 .6% , 11/15/54 ................................... United States 1,000,000,000 264,050,370
4.5%, 11/15/54 ................................... United States 250,000,000 246,406,250
U.S. Treasury Notes ,
4.125%, 10/31/27 ................................. United States 1,250,000,000 1,257,250,975
3.875%, 8/15/33 .................................. United States 1,500,000,000 1,470,468,750
Total U.S. Government and Agency Securities (Cost $ 5,110,409,165 ) ............
5,222,963,451
Asset-Backed Securities 0.1%
Passenger Airlines 0.1%
United Airlines Pass-Through Trust ,
2020-1 , A , 5.875% , 10/15/27 ......................... United States 42,621,458 43,444,760
2023-1 , A , 5.8% , 1/15/36 ............................ United States 47,765,700 48,588,961
92,033,721
a a a a a a
Total Asset-Backed Securities (Cost $ 90,248,639 ) .............................
92,033,721
Mortgage-Backed Securities 5.5%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 3.5%
FHLMC Pool, 30 Year , 5%, 11/01/54 ..................... United States 585,094,515 573,800,863
FHLMC Pool, 30 Year , 5%, 5/01/53 - 12/01/54 .............. United States 420,440,289 412,626,269
FHLMC Pool, 30 Year , 5.5%, 6/01/53 - 2/01/55 ............. United States 1,167,245,899 1,166,627,275
FHLMC Pool, 30 Year , 6%, 1/01/55 ...................... United States 271,501,188 275,870,821
FHLMC Pool, 30 Year , 6%, 2/01/55 ...................... United States 118,174,729 120,076,673
2,549,001,901
Federal National Mortgage Association (FNMA) Fixed Rate 0.9%
FNMA, 30 Year , 4%, 8/01/49 ........................... United States 22,504,292 21,282,820
FNMA, 30 Year , 5%, 5/01/53 - 11/01/53 ................... United States 354,437,322 348,265,254
FNMA, 30 Year , 5.5%, 7/01/53 - 11/01/54 ................. United States 307,554,622 307,393,726
676,941,800
Government National Mortgage Association (GNMA) Fixed Rate 1.1%
GNMA II, Single-family, 30 Year , 5.5%, 5/20/53 - 3/20/55 ...... United States 262,510,906 263,552,714
GNMA II, Single-family, 30 Year , 6%, 1/20/55 ............... United States 361,327,211 367,083,952
GNMA II, Single-family, 30 Year , 6%, 3/20/55 ............... United States 190,000,000 193,027,139
823,663,805
Total Mortgage-Backed Securities (Cost $ 4,008,537,060 ) .......................
4,049,607,506

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Escrows and Litigation Trusts 0.0%
a,d,f
Endo, Inc., Escrow Account ............................ United States 307,256,000 $ —
Total Escrows and Litigation Trusts (Cost $ – ) .................................
—
Total Long Term Investments (Cost $ 70,919,304,584 ) ..........................
72,463,192,672
a
Short Term Investments 1.7%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.6%
o
U.S. Treasury Bills ,
3.71%, 4/08/25 ................................... United States 250,000,000 249,793,840
3.96%, 4/15/25 ................................... United States 250,000,000 249,588,005
4.06%, 4/22/25 ................................... United States 250,000,000 249,380,890
4.1%, 4/29/25 .................................... United States 250,000,000 249,177,565
4.13%, 5/06/25 ................................... United States 175,000,000 174,279,994
1,172,220,294
Total U.S. Government and Agency Securities (Cost $ 1,172,240,030 ) ............
1,172,220,294
Shares
Money Market Funds 0.0%
†
e,p
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 13,456,693 13,456,693
Total Money Market Funds (Cost $ 13,456,693 ) ................................
13,456,693
q
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Money Market Funds 0.1%
e,p
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 64,320,114 64,320,114
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 64,320,114 ) .........................................................
64,320,114
Total Short Term Investments (Cost $ 1,250,016,837 ) ...........................
1,249,997,101
a
Total Investments (Cost $ 72,169,321,421 ) 100.3% .............................
$73,713,189,773
Options Written (0.2) % .....................................................
(162,261,358)
Other Assets, less Liabilities (0.1) % .........................................
(47,457,879)
Net Assets 100.0% .........................................................
$73,503,470,536
a a a
Number of
Contracts
Notional
Amount
#
r
Options Written (0.2)%
Calls - Exchange-Traded
Equity Options
AbbVie, Inc. , May Strike Price $ 210.00 , Expires 5/16/25 ...... 5,000 104,760,000 (3,675,000)
AbbVie, Inc. , June Strike Price $ 210.00 , Expires 6/20/25 ...... 5,000 104,760,000 (4,890,000)
AbbVie, Inc. , May Strike Price $ 220.00 , Expires 5/16/25 ...... 5,000 104,760,000 (1,700,000)
AbbVie, Inc. , May Strike Price $ 230.00 , Expires 5/16/25 ...... 5,000 104,760,000 (675,000)
AbbVie, Inc. , June Strike Price $ 230.00 , Expires 6/20/25 ...... 5,000 104,760,000 (1,325,000)
Air Products and Chemicals, Inc. , May Strike Price $ 320.00 ,
Expires 5/16/25 ................................... 3,500 103,222,000 (1,050,000)

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
a a
Number of
Contracts
Notional
Amount
#
a
Value
a a a a a a
r
Options Written
(continued)
Calls - Exchange-Traded (continued)
Equity Options (continued)
Air Products and Chemicals, Inc. , April Strike Price $ 350.00 ,
Expires 4/17/25 ................................... 2,500 73,730,000 $ (17,500)
Air Products and Chemicals, Inc. , June Strike Price $ 350.00 ,
Expires 6/20/25 ................................... 2,500 73,730,000 (287,500)
Amgen, Inc. , April Strike Price $ 320.00 , Expires 4/17/25 ...... 5,000 155,775,000 (1,575,000)
Amgen, Inc. , May Strike Price $ 340.00 , Expires 5/16/25 ...... 5,000 155,775,000 (1,780,000)
Amgen, Inc. , June Strike Price $ 350.00 , Expires 6/20/25 ...... 5,000 155,775,000 (1,645,000)
Analog Devices, Inc. , April Strike Price $ 240.00 , Expires 4/17/25 3,500 70,584,500 (45,500)
BlackRock, Inc. , May Strike Price $ 1,060.00 , Expires 5/16/25 .. 1,000 94,648,000 (400,000)
Boeing Co. (The) , April Strike Price $ 190.00 , Expires 4/17/25 .. 5,000 85,275,000 (305,000)
BP plc , April Strike Price $ 35.00 , Expires 4/17/25 ............ 10,000 33,790,000 (290,000)
BP plc , May Strike Price $ 35.00 , Expires 5/16/25 ............ 10,000 33,790,000 (760,000)
BP plc , May Strike Price $ 36.00 , Expires 5/16/25 ............ 20,000 67,580,000 (920,000)
Chevron Corp. , May Strike Price $ 170.00 , Expires 5/16/25 .... 10,000 167,290,000 (4,250,000)
Chevron Corp. , June Strike Price $ 170.00 , Expires 6/20/25 .... 10,000 167,290,000 (5,500,000)
Chevron Corp. , April Strike Price $ 175.00 , Expires 4/17/25 .... 10,000 167,290,000 (560,000)
Chevron Corp. , May Strike Price $ 175.00 , Expires 5/16/25 .... 10,000 167,290,000 (2,230,000)
Chevron Corp. , June Strike Price $ 180.00 , Expires 6/20/25 .... 10,000 167,290,000 (1,950,000)
Cigna Group (The) , April Strike Price $ 340.00 , Expires 4/17/25 . 4,000 131,600,000 (1,580,000)
Citigroup, Inc. , May Strike Price $ 85.00 , Expires 5/16/25 ...... 5,000 35,495,000 (70,000)
Coca-Cola Co. (The) , May Strike Price $ 67.50 , Expires 5/16/25 . 10,000 71,620,000 (5,250,000)
Coca-Cola Co. (The) , May Strike Price $ 72.50 , Expires 5/16/25 . 10,000 71,620,000 (1,840,000)
Coca-Cola Co. (The) , June Strike Price $ 75.00 , Expires 6/20/25 10,000 71,620,000 (1,250,000)
ConocoPhillips , May Strike Price $ 110.00 , Expires 5/16/25 .... 10,000 105,020,000 (2,250,000)
ConocoPhillips , June Strike Price $ 110.00 , Expires 6/20/25 .... 10,000 105,020,000 (3,100,000)
ConocoPhillips , April Strike Price $ 115.00 , Expires 4/17/25 .... 10,000 105,020,000 (110,000)
Dominion Energy, Inc. , June Strike Price $ 60.00 , Expires 6/20/25 17,500 98,122,500 (1,522,500)
Duke Energy Corp. , June Strike Price $ 125.00 , Expires 6/20/25 . 5,000 60,985,000 (1,350,000)
Exxon Mobil Corp. , May Strike Price $ 120.00 , Expires 5/16/25 .. 10,000 118,930,000 (3,420,000)
Exxon Mobil Corp. , May Strike Price $ 125.00 , Expires 5/16/25 .. 10,000 118,930,000 (1,490,000)
Exxon Mobil Corp. , June Strike Price $ 125.00 , Expires 6/20/25 . 10,000 118,930,000 (2,350,000)
Home Depot, Inc. (The) , April Strike Price $ 440.00 , Expires
4/17/25 ......................................... 5,000 183,245,000 (15,000)
Home Depot, Inc. (The) , May Strike Price $ 440.00 , Expires
5/16/25 ......................................... 5,000 183,245,000 (85,000)
Home Depot, Inc. (The) , June Strike Price $ 440.00 , Expires
6/20/25 ......................................... 5,000 183,245,000 (445,000)
Illinois Tool Works, Inc. , April Strike Price $ 270.00 , Expires
4/17/25 ......................................... 4,000 99,204,000 (100,000)
Johnson & Johnson , May Strike Price $ 175.00 , Expires 5/16/25 . 10,000 165,840,000 (1,040,000)
Johnson & Johnson , June Strike Price $ 175.00 , Expires 6/20/25 10,000 165,840,000 (1,750,000)
Lowe's Cos., Inc. , June Strike Price $ 250.00 , Expires 6/20/25 .. 5,000 116,615,000 (2,700,000)
Medtronic plc , May Strike Price $ 100.00 , Expires 5/16/25 ..... 5,000 44,930,000 (80,000)
Merck & Co., Inc. , May Strike Price $ 105.00 , Expires 5/16/25 .. 10,000 89,760,000 (350,000)
Merck & Co., Inc. , June Strike Price $ 105.00 , Expires 6/20/25 .. 10,000 89,760,000 (680,000)
Microchip Technology, Inc. , April Strike Price $ 70.00 , Expires
4/17/25 ......................................... 10,000 48,410,000 (50,000)
Microchip Technology, Inc. , April Strike Price $ 72.50 , Expires
4/17/25 ......................................... 13,500 65,353,500 —
Microchip Technology, Inc. , June Strike Price $ 75.00 , Expires
6/20/25 ......................................... 10,000 48,410,000 (175,000)
Mondelez International, Inc. , June Strike Price $ 70.00 , Expires
6/20/25 ......................................... 5,000 33,925,000 (1,090,000)
Newmont Corp. , June Strike Price $ 50.00 , Expires 6/20/25 .... 10,000 48,280,000 (2,560,000)
NextEra Energy, Inc. , April Strike Price $ 75.00 , Expires 4/17/25 . 10,000 70,890,000 (400,000)

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
a a
Number of
Contracts
Notional
Amount
#
a
Value
a a a a a a
r
Options Written
(continued)
Calls - Exchange-Traded (continued)
Equity Options (continued)
Norfolk Southern Corp. , June Strike Price $ 270.00 , Expires
6/20/25 ......................................... 1,500 35,527,500 $ (213,750)
PepsiCo, Inc. , June Strike Price $ 170.00 , Expires 6/20/25 ..... 10,000 149,940,000 (700,000)
Philip Morris International, Inc. , June Strike Price $ 165.00 ,
Expires 6/20/25 ................................... 5,000 79,365,000 (2,500,000)
Philip Morris International, Inc. , June Strike Price $ 170.00 ,
Expires 6/20/25 ................................... 5,000 79,365,000 (1,650,000)
PNC Financial Services Group, Inc. (The) , April Strike Price
$ 200.00 , Expires 4/17/25 ............................ 2,500 43,942,500 —
Procter & Gamble Co. (The) , June Strike Price $ 180.00 , Expires
6/20/25 ......................................... 15,000 255,630,000 (3,135,000)
Schlumberger NV , May Strike Price $ 45.00 , Expires 5/16/25 ... 10,000 41,800,000 (700,000)
Shell plc , April Strike Price $ 70.00 , Expires 4/17/25 .......... 10,000 73,280,000 (3,600,000)
Taiwan Semiconductor Manufacturing Co. Ltd. , May Strike Price
$ 210.00 , Expires 5/16/25 ............................ 10,000 166,000,000 (540,000)
Texas Instruments, Inc. , April Strike Price $ 220.00 , Expires
4/17/25 ......................................... 10,000 179,700,000 (580,000)
TotalEnergies SE , May Strike Price $ 67.50 , Expires 5/16/25 ... 5,000 32,345,000 (550,000)
Truist Financial Corp. , June Strike Price $ 50.00 , Expires 6/20/25 10,000 41,150,000 (130,000)
Union Pacific Corp. , April Strike Price $ 260.00 , Expires 4/17/25 . 5,000 118,120,000 (25,000)
United Parcel Service, Inc. , May Strike Price $ 130.00 , Expires
5/16/25 ......................................... 5,000 54,995,000 (185,000)
(87,441,750)
Puts - Exchange-Traded
Equity Options
Air Products and Chemicals, Inc. , May Strike Price $ 280.00 ,
Expires 5/16/25 ................................... 1,500 44,238,000 (1,005,000)
Alphabet, Inc. , June Strike Price $ 130.00 , Expires 6/20/25 ..... 10,000 154,640,000 (2,180,000)
Alphabet, Inc. , April Strike Price $ 180.00 , Expires 4/17/25 ..... 1,924 29,752,736 (4,794,608)
Applied Materials, Inc. , May Strike Price $ 125.00 , Expires 5/16/25 10,000 145,120,000 (2,150,000)
BlackRock, Inc. , May Strike Price $ 850.00 , Expires 5/16/25 .... 1,000 94,648,000 (1,140,000)
Exxon Mobil Corp. , May Strike Price $ 100.00 , Expires 5/16/25 .. 5,000 59,465,000 (115,000)
Goldman Sachs Group, Inc. (The) , April Strike Price $ 475.00 ,
Expires 4/17/25 ................................... 5,000 273,145,000 (1,310,000)
Home Depot, Inc. (The) , April Strike Price $ 350.00 , Expires
4/17/25 ......................................... 5,000 183,245,000 (1,270,000)
JPMorgan Chase & Co. , April Strike Price $ 230.00 , Expires
4/17/25 ......................................... 10,000 245,300,000 (2,740,000)
Marvell Technology, Inc. , April Strike Price $ 60.00 , Expires
4/17/25 ......................................... 10,000 61,570,000 (2,570,000)
Marvell Technology, Inc. , April Strike Price $ 65.00 , Expires
4/17/25 ......................................... 10,000 61,570,000 (5,000,000)
Marvell Technology, Inc. , May Strike Price $ 65.00 , Expires
5/16/25 ......................................... 10,000 61,570,000 (6,550,000)
McDonald's Corp. , May Strike Price $ 285.00 , Expires 5/16/25 .. 5,000 156,185,000 (995,000)
Merck & Co., Inc. , April Strike Price $ 80.00 , Expires 4/17/25 ... 10,000 89,760,000 (180,000)
Merck & Co., Inc. , June Strike Price $ 85.00 , Expires 6/20/25 ... 10,000 89,760,000 (2,820,000)
Meta Platforms, Inc. , May Strike Price $ 530.00 , Expires 5/16/25 3,000 172,908,000 (5,175,000)
Microchip Technology, Inc. , June Strike Price $ 40.00 , Expires
6/20/25 ......................................... 10,000 48,410,000 (1,300,000)
Microsoft Corp. , May Strike Price $ 325.00 , Expires 5/16/25 .... 5,000 187,695,000 (1,260,000)
Microsoft Corp. , April Strike Price $ 355.00 , Expires 4/17/25 .... 5,000 187,695,000 (1,330,000)
Morgan Stanley , June Strike Price $ 100.00 , Expires 6/20/25 ... 10,000 116,670,000 (1,850,000)
Morgan Stanley , April Strike Price $ 110.00 , Expires 4/17/25 .... 10,000 116,670,000 (1,720,000)

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
a a
Number of
Contracts
Notional
Amount
#
a
Value
a a a a a a
r
Options Written
(continued)
Puts - Exchange-Traded (continued)
Equity Options (continued)
Norfolk Southern Corp. , June Strike Price $ 230.00 , Expires
6/20/25 ......................................... 1,500 35,527,500 $ (1,455,000)
NVIDIA Corp. , April Strike Price $ 85.00 , Expires 4/17/25 ...... 10,000 108,380,000 (270,000)
NVIDIA Corp. , April Strike Price $ 105.00 , Expires 4/17/25 ..... 15,000 162,570,000 (4,545,000)
Oracle Corp. , April Strike Price $ 125.00 , Expires 4/17/25 ...... 10,000 139,810,000 (970,000)
Oracle Corp. , May Strike Price $ 140.00 , Expires 5/16/25 ...... 10,000 139,810,000 (7,310,000)
PepsiCo, Inc. , May Strike Price $ 140.00 , Expires 5/16/25 ..... 5,000 74,970,000 (655,000)
Schlumberger NV , May Strike Price $ 37.50 , Expires 5/16/25 ... 10,000 41,800,000 (430,000)
Sempra, Inc. , April Strike Price $ 70.00 , Expires 4/17/25 ....... 5,000 35,680,000 (350,000)
Taiwan Semiconductor Manufacturing Co. Ltd. , May Strike Price
$ 170.00 , Expires 5/16/25 ............................ 10,000 166,000,000 (11,380,000)
(74,819,608)
Total Options Written (Premiums received $ 162,727,856 ) .......................
$ (162,261,358)
See Abbreviations on page 100 .
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is held in connection with written option contracts open at period end.
c
A portion or all of the security is on loan at March 31, 2025. See Note 1(f).
d
See Note 11 regarding holdings of 5% voting securities.
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
g
Security is a business development company. See Note 1(g).
h
See Note 1(e) regarding equity-linked securities.
i
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2025, the aggregate value of these securities was $28,506,381,801, representing 38.8% of net assets.
j
Perpetual security with no stated maturity date.
k
Income may be received in additional securities and/or cash.
l
See Note 1(h) regarding senior floating rate interests.
m
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
n
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
o
The rate shown represents the yield at period end.
p
The rate shown is the annualized seven-day effective yield at period end.
q
See Note 1(f) regarding securities on loan.
r
See Note 1(d) regarding written options.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2025
(unaudited)
Year Ended September 30,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.19 $4.86 $5.03 $5.89 $6.09 $6.07
Income from investment operations
a
:
Net investment income
b
............. 0.07 0.14 0.12 0.08 0.05 0.10
Net realized and unrealized gains (losses) (0.10) 0.35 (0.14) (0.81) (0.12) 0.08
Total from investment operations ........ (0.03) 0.49 (0.02) (0.73) (0.07) 0.18
Less distributions from:
Net investment income .............. (0.08) (0.16) (0.15) (0.13) (0.13) (0.16)
Net asset value, end of period .......... $5.08 $5.19 $4.86 $5.03 $5.89 $6.09
Total return
c
....................... (0.46)% 10.25% (0.49)% (12.50)% (1.15)% 3.01%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.86% 0.85% 0.81% 0.87% 0.87% 0.89%
Expenses net of waiver and payments by
affiliates .......................... 0.86%
e
0.84% 0.80% 0.86%
f
0.87%
e,f
0.88%
f
Net investment income ............... 2.94% 2.79% 2.45% 1.44% 0.79% 1.58%
Supplemental data
Net assets, end of period (000’s) ........ $554,217 $592,336 $607,527 $687,607 $1,020,574 $1,097,545
Portfolio turnover rate ................ 13.97% 30.97% 2.81% 53.63% 89.16% 65.54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2025
(unaudited)
Year Ended September 30,
2024 2023 2022 2021 2020
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.20 $4.86 $5.03 $5.90 $6.09 $6.07
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.15 0.13 0.09 0.05 0.10
Net realized and unrealized gains (losses) (0.11) 0.36 (0.14) (0.82) (0.10) 0.09
Total from investment operations ........ (0.03) 0.51 (0.01) (0.73) (0.05) 0.19
Less distributions from:
Net investment income .............. (0.09) (0.17) (0.16) (0.14) (0.14) (0.17)
Net asset value, end of period .......... $5.08 $5.20 $4.86 $5.03 $5.90 $6.09
Total return
c
....................... (0.60)% 10.58% (0.38)% (12.55)% (0.89)% 3.09%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.76% 0.74% 0.70% 0.76% 0.77% 0.78%
Expenses net of waiver and payments by
affiliates .......................... 0.75% 0.74%
e
0.69% 0.76%
e,f
0.76%
f
0.77%
f
Net investment income ............... 3.05% 2.90% 2.55% 1.56% 0.90% 1.69%
Supplemental data
Net assets, end of period (000’s) ........ $1,191,024 $1,293,199 $1,362,598 $1,592,268 $2,104,978 $2,661,888
Portfolio turnover rate ................ 13.97% 30.97% 2.81% 53.63% 89.16% 65.54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2025
(unaudited)
Year Ended September 30,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.15 $4.82 $5.00 $5.85 $6.04 $6.03
Income from investment operations
a
:
Net investment income
b
............. 0.06 0.12 0.10 0.06 0.02 0.07
Net realized and unrealized gains (losses) (0.10) 0.35 (0.15) (0.80) (0.10) 0.08
Total from investment operations ........ (0.04) 0.47 (0.05) (0.74) (0.08) 0.15
Less distributions from:
Net investment income .............. (0.07) (0.14) (0.13) (0.11) (0.11) (0.14)
Net asset value, end of period .......... $5.04 $5.15 $4.82 $5.00 $5.85 $6.04
Total return
c
....................... (0.67)% 9.88% (1.12)% (12.77)% (1.41)% 2.43%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.26% 1.25% 1.21% 1.27% 1.27% 1.29%
Expenses net of waiver and payments by
affiliates .......................... 1.26%
e
1.24% 1.20% 1.26%
f
1.27%
e,f
1.28%
f
Net investment income ............... 2.54% 2.39% 2.04% 1.04% 0.39% 1.18%
Supplemental data
Net assets, end of period (000’s) ........ $34,641 $43,646 $60,693 $116,145 $196,643 $354,483
Portfolio turnover rate ................ 13.97% 30.97% 2.81% 53.63% 89.16% 65.54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2025
(unaudited)
Year Ended September 30,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.19 $4.86 $5.03 $5.89 $6.09 $6.07
Income from investment operations
a
:
Net investment income
b
............. 0.07 0.13 0.11 0.07 0.03 0.08
Net realized and unrealized gains (losses) (0.10) 0.35 (0.14) (0.81) (0.11) 0.08
Total from investment operations ........ (0.03) 0.48 (0.03) (0.74) (0.08) 0.16
Less distributions from:
Net investment income .............. (0.08) (0.15) (0.14) (0.12) (0.12) (0.14)
Net asset value, end of period .......... $5.08 $5.19 $4.86 $5.03 $5.89 $6.09
Total return
c
....................... (0.58)% 9.97% (0.74)% (12.72)% (1.41)% 2.73%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.11% 1.10% 1.05% 1.12% 1.11% 1.13%
Expenses net of waiver and payments by
affiliates .......................... 1.11%
e
1.09% 1.05%
e
1.11%
f
1.11%
e,f
1.12%
f
Net investment income ............... 2.69% 2.54% 2.20% 1.20% 0.55% 1.34%
Supplemental data
Net assets, end of period (000’s) ........ $12,503 $13,803 $14,078 $15,476 $19,513 $27,746
Portfolio turnover rate ................ 13.97% 30.97% 2.81% 53.63% 89.16% 65.54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2025
(unaudited)
Year Ended September 30,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.22 $4.88 $5.06 $5.92 $6.12 $6.10
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.16 0.14 0.10 0.07 0.12
Net realized and unrealized gains (losses) (0.10) 0.36 (0.15) (0.81) (0.12) 0.08
Total from investment operations ........ (0.02) 0.52 (0.01) (0.71) (0.05) 0.20
Less distributions from:
Net investment income .............. (0.09) (0.18) (0.17) (0.15) (0.15) (0.18)
Net asset value, end of period .......... $5.11 $5.22 $4.88 $5.06 $5.92 $6.12
Total return
c
....................... (0.28)% 10.81% (0.34)% (12.11)% (0.80)% 3.34%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.52% 0.51% 0.46% 0.50% 0.53% 0.54%
Expenses net of waiver and payments by
affiliates .......................... 0.51% 0.50% 0.45% 0.50%
e,f
0.51%
e
0.52%
e
Net investment income ............... 3.29% 3.14% 2.80% 1.81% 1.15% 1.96%
Supplemental data
Net assets, end of period (000’s) ........ $182,964 $186,048 $204,317 $202,611 $304,650 $361,791
Portfolio turnover rate ................ 13.97% 30.97% 2.81% 53.63% 89.16% 65.54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2025
(unaudited)
Year Ended September 30,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.21 $4.88 $5.05 $5.92 $6.11 $6.10
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.15 0.14 0.09 0.06 0.11
Net realized and unrealized gains (losses) (0.10) 0.35 (0.15) (0.81) (0.10) 0.07
Total from investment operations ........ (0.02) 0.50 (0.01) (0.72) (0.04) 0.18
Less distributions from:
Net investment income .............. (0.09) (0.17) (0.16) (0.15) (0.15) (0.17)
Net asset value, end of period .......... $5.10 $5.21 $4.88 $5.05 $5.92 $6.11
Total return
c
....................... (0.33)% 10.48% (0.24)% (12.39)% (0.74)% 3.23%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.61% 0.60% 0.55% 0.62% 0.62% 0.64%
Expenses net of waiver and payments by
affiliates .......................... 0.61%
e
0.59% 0.55%
e
0.61%
f
0.62%
e,f
0.63%
f
Net investment income ............... 3.18% 3.04% 2.70% 1.67% 1.04% 1.84%
Supplemental data
Net assets, end of period (000’s) ........ $221,512 $255,448 $262,569 $300,303 $692,010 $743,012
Portfolio turnover rate ................ 13.97% 30.97% 2.81% 53.63% 89.16% 65.54%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Schedule of Investments (unaudited), March 31, 2025
Franklin U.S. Government Securities Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities 2.4%
U.S. Treasury Bonds ,
4.75%, 2/15/37 ................................................... $ 13,500,000 $ 14,169,727
4.5%, 2/15/44 .................................................... 33,400,000 33,011,203
4.625%, 5/15/54 ................................................... 6,000,000 6,021,211
Total U.S. Government and Agency Securities (Cost $55,282,762) .................
53,202,141
Mortgage-Backed Securities 95.4%
Government National Mortgage Association (GNMA) Fixed Rate 95.4%
GNMA I, 30 Year, 4.5%, 4/15/40 ........................................ 2,847,889 2,801,744
GNMA I, 30 Year, 5%, 9/15/40 .......................................... 97,480,489 98,009,913
GNMA I, 30 Year, 5.5%, 2/15/40 ........................................ 41,451,316 42,620,436
GNMA I, 30 Year, 6%, 12/15/39 ......................................... 38,110,760 40,045,937
GNMA I, 30 Year, 6.5%, 8/15/37 ........................................ 8,086,311 8,341,743
GNMA I, 30 Year, 7%, 9/15/32 .......................................... 4,904,739 5,141,778
GNMA I, 30 Year, 7.5%, 7/15/26 - 8/15/33 ................................. 286,754 297,920
GNMA I, 30 Year, 8%, 10/15/29 ......................................... 574 592
GNMA I, Single-family, 30 Year, 3.5%, 4/15/43 - 5/15/43 ...................... 9,392,434 8,821,032
GNMA I, Single-family, 30 Year, 4%, 10/15/40 - 8/15/46 ....................... 27,885,844 26,656,226
GNMA I, Single-family, 30 Year, 4.5%, 2/15/39 - 6/15/41 ...................... 52,604,205 51,642,385
GNMA I, Single-family, 30 Year, 5.5%, 10/15/48 ............................. 537,390 543,431
GNMA I, Single-family, 30 Year, 7.25%, 12/15/25 ............................ 6,104 6,099
GNMA I, Single-family, 30 Year, 7.5%, 8/15/25 - 7/15/31 ...................... 538,124 544,778
GNMA I, Single-family, 30 Year, 8%, 6/15/25 - 9/15/30 ........................ 174,549 175,752
GNMA II, 30 Year, 4.5%, 5/20/34 - 6/20/41 ................................. 2,374,044 2,337,250
GNMA II, 30 Year, 6%, 3/20/34 - 9/20/34 .................................. 740,749 747,964
GNMA II, 30 Year, 6%, 7/20/39 ......................................... 17,125,723 17,886,680
GNMA II, 30 Year, 6.5%, 9/20/31 - 9/20/32 ................................. 623,292 643,105
GNMA II, 30 Year, 7%, 7/20/32 ......................................... 179,283 187,118
GNMA II, 30 Year, 8%, 12/20/28 ........................................ 8,334 8,351
GNMA II, Single-family, 30 Year, 2%, 8/20/51 ............................... 149,926,004 122,757,830
GNMA II, Single-family, 30 Year, 2%, 10/20/50 - 3/20/52 ...................... 77,416,529 63,389,695
GNMA II, Single-family, 30 Year, 2.5%, 11/20/50 ............................ 13,243,909 11,094,385
GNMA II, Single-family, 30 Year, 2.5%, 7/20/51 ............................. 61,962,332 52,905,034
GNMA II, Single-family, 30 Year, 2.5%, 8/20/51 ............................. 184,398,999 157,444,613
GNMA II, Single-family, 30 Year, 2.5%, 9/20/51 ............................. 74,462,784 63,578,243
GNMA II, Single-family, 30 Year, 2.5%, 10/20/51 ............................ 46,903,926 40,047,780
GNMA II, Single-family, 30 Year, 2.5%, 12/20/51 ............................ 74,698,939 63,779,878
GNMA II, Single-family, 30 Year, 2.5%, 1/20/52 ............................. 30,491,710 26,034,607
GNMA II, Single-family, 30 Year, 3%, 10/20/44 .............................. 15,865,948 14,337,812
GNMA II, Single-family, 30 Year, 3%, 5/20/45 ............................... 11,556,522 10,406,203
GNMA II, Single-family, 30 Year, 3%, 4/20/46 ............................... 15,487,089 13,929,580
GNMA II, Single-family, 30 Year, 3%, 9/20/47 ............................... 12,495,978 11,204,047
GNMA II, Single-family, 30 Year, 3%, 10/20/47 .............................. 20,055,667 17,970,290
GNMA II, Single-family, 30 Year, 3%, 6/20/50 ............................... 9,813,090 8,504,335
GNMA II, Single-family, 30 Year, 3%, 8/20/51 ............................... 88,204,421 78,208,572
GNMA II, Single-family, 30 Year, 3%, 9/20/51 ............................... 23,611,657 20,935,843
GNMA II, Single-family, 30 Year, 3%, 12/20/44 - 10/20/50 ...................... 68,169,487 59,895,354
GNMA II, Single-family, 30 Year, 3.5%, 7/20/42 ............................. 24,624,910 23,023,232
GNMA II, Single-family, 30 Year, 3.5%, 9/20/42 ............................. 31,046,920 28,989,139
GNMA II, Single-family, 30 Year, 3.5%, 5/20/43 ............................. 9,287,978 8,666,553
GNMA II, Single-family, 30 Year, 3.5%, 6/20/43 ............................. 10,753,181 10,033,692
GNMA II, Single-family, 30 Year, 3.5%, 9/20/47 ............................. 111,291,806 102,588,808
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 ............................ 74,421,078 68,831,050
GNMA II, Single-family, 30 Year, 3.5%, 10/20/40 - 1/20/49 ..................... 40,564,462 37,808,914
GNMA II, Single-family, 30 Year, 4%, 10/20/41 .............................. 9,901,479 9,510,032
GNMA II, Single-family, 30 Year, 4%, 11/20/41 .............................. 9,403,148 9,031,397
GNMA II, Single-family, 30 Year, 4%, 5/20/47 ............................... 26,669,942 25,153,797
GNMA II, Single-family, 30 Year, 4%, 6/20/47 ............................... 20,407,100 19,364,379

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year, 4%, 7/20/47 ............................... $ 13,005,275 $ 12,332,721
GNMA II, Single-family, 30 Year, 4%, 5/20/40 - 12/20/49 ...................... 54,759,695 52,107,209
GNMA II, Single-family, 30 Year, 4%, 6/20/52 ............................... 31,750,010 29,778,174
GNMA II, Single-family, 30 Year, 4.5%, 6/20/41 ............................. 9,130,321 8,931,306
GNMA II, Single-family, 30 Year, 4.5%, 7/20/41 ............................. 10,127,245 9,962,341
GNMA II, Single-family, 30 Year, 4.5%, 9/20/41 ............................. 14,605,978 14,368,141
GNMA II, Single-family, 30 Year, 4.5%, 10/20/41 ............................ 10,409,715 10,240,203
GNMA II, Single-family, 30 Year, 4.5%, 5/20/52 ............................. 33,013,161 31,885,857
GNMA II, Single-family, 30 Year, 4.5%, 5/20/33 - 2/20/44 ...................... 30,385,653 29,893,139
GNMA II, Single-family, 30 Year, 5%, 7/20/53 ............................... 23,748,275 23,395,697
GNMA II, Single-family, 30 Year, 5%, 8/20/53 ............................... 27,905,738 27,490,001
GNMA II, Single-family, 30 Year, 5%, 7/20/33 - 12/20/54 ...................... 28,747,063 28,988,334
GNMA II, Single-family, 30 Year, 5.5%, 7/20/53 ............................. 21,637,845 21,760,193
GNMA II, Single-family, 30 Year, 5.5%, 1/20/54 ............................. 43,347,382 43,512,754
GNMA II, Single-family, 30 Year, 5.5%, 6/20/34 - 1/20/55 ...................... 35,952,283 36,745,208
GNMA II, Single-family, 30 Year, 6%, 6/20/34 - 9/20/54 ....................... 5,927,080 6,020,420
GNMA II, Single-family, 30 Year, 6%, 12/20/54 .............................. 68,310,812 69,369,150
GNMA II, Single-family, 30 Year, 6%, 1/20/55 ............................... 17,394,438 17,671,570
GNMA II, Single-family, 30 Year, 6%, 3/20/55 ............................... 36,870,000 37,457,424
GNMA II, Single-family, 30 Year, 6.5%, 8/20/25 - 10/20/54 ..................... 19,527,757 20,122,444
GNMA II, Single-family, 30 Year, 6.5%, 12/20/54 ............................ 15,363,822 15,753,312
GNMA II, Single-family, 30 Year, 6.5%, 1/20/55 ............................. 23,316,796 23,919,954
GNMA II, Single-family, 30 Year, 6.5%, 3/20/55 ............................. 35,290,000 36,311,202
GNMA II, Single-family, 30 Year, 7%, 2/20/28 - 7/20/33 ....................... 1,248,261 1,293,733
GNMA II, Single-family, 30 Year, 7.5%, 10/20/25 - 4/20/32 ..................... 103,524 106,559
GNMA II, Single-family, 30 Year, 8%, 8/20/25 - 6/20/30 ....................... 48,612 50,029
2,096,352,403
Total Mortgage-Backed Securities (Cost $2,326,283,254) .........................
2,096,352,403
Total Long Term Investments (Cost $2,381,566,016) .............................
2,149,554,544
a
a a a a
Short Term Investments 1.9%
Shares
a
Money Market Funds 1.9%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 4.052% .................. 42,493,474 42,493,474
Total Money Market Funds (Cost $42,493,474) ..................................
42,493,474
Total Short Term Investments (Cost $42,493,474) ................................
42,493,474
a
Total Investments (Cost $2,424,059,490) 99.7% ..................................
$2,192,048,018
Other Assets, less Liabilities 0.3% .............................................
4,813,333
Net Assets 100.0% ...........................................................
$2,196,861,351
See Abbreviations on page 100 .
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2025
(unaudited)
Year Ended September 30,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.67 $18.64 $20.26 $20.20 $19.76 $22.53
Income from investment operations
a
:
Net investment income
b
............. 0.26 0.52 0.49 0.46 0.43 0.51
Net realized and unrealized gains (losses) 0.18 6.74 (1.33) 0.67 1.94 (2.43)
Total from investment operations ........ 0.44 7.26 (0.84) 1.13 2.37 (1.92)
Less distributions from:
Net investment income .............. (0.33) (0.49) (0.47) (0.47) (0.52) (0.50)
Net realized gains ................. (1.47) (0.74) (0.31) (0.60) (1.41) (0.35)
Total distributions ................... (1.80) (1.23) (0.78) (1.07) (1.93) (0.85)
Net asset value, end of period .......... $23.31 $24.67 $18.64 $20.26 $20.20 $19.76
Total return
c
....................... 2.07% 40.74% (4.55)% 5.56% 12.29% (8.68)%
Ratios to average net assets
d
Expenses
e
........................ 0.81% 0.81% 0.81%
f
0.82%
f
0.82%
f
0.83%
f
Net investment income ............... 2.19% 2.54% 2.34% 2.08% 2.10% 2.46%
Supplemental data
Net assets , end of period (000’s) ........ $1,456,162 $1,386,488 $1,116,740 $1,200,671 $982,201 $742,188
Portfolio turnover rate ................ 6.48% 6.80% 4.43% 5.66% 5.18% 12.19%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2025
(unaudited)
Year Ended September 30,
2024 2023 2022 2021 2020
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.68 $18.65 $20.27 $20.21 $19.77 $22.54
Income from investment operations
a
:
Net investment income
b
............. 0.27 0.54 0.50 0.47 0.45 0.52
Net realized and unrealized gains (losses) 0.18 6.74 (1.31) 0.68 1.94 (2.41)
Total from investment operations ........ 0.45 7.28 (0.81) 1.15 2.39 (1.89)
Less distributions from:
Net investment income .............. (0.34) (0.51) (0.50) (0.49) (0.54) (0.53)
Net realized gains ................. (1.47) (0.74) (0.31) (0.60) (1.41) (0.35)
Total distributions ................... (1.81) (1.25) (0.81) (1.09) (1.95) (0.88)
Net asset value, end of period .......... $23.32 $24.68 $18.65 $20.27 $20.21 $19.77
Total return
c
....................... 2.12% 40.85% (4.45)% 5.67% 12.40% (8.59)%
Ratios to average net assets
d
Expenses
e
........................ 0.71% 0.71% 0.71%
f
0.72%
f
0.72%
f
0.73%
f
Net investment income ............... 2.29% 2.65% 2.42% 2.16% 2.20% 2.50%
Supplemental data
Net assets , end of period (000’s) ........ $3,234,466 $3,373,642 $2,752,653 $3,230,150 $3,321,370 $3,388,126
Portfolio turnover rate ................ 6.48% 6.80% 4.43% 5.66% 5.18% 12.19%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2025
(unaudited)
Year Ended September 30,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.51 $18.53 $20.14 $20.09 $19.65 $22.42
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.43 0.39 0.36 0.34 0.41
Net realized and unrealized gains (losses) 0.17 6.70 (1.30) 0.67 1.95 (2.41)
Total from investment operations ........ 0.38 7.13 (0.91) 1.03 2.29 (2.00)
Less distributions from:
Net investment income .............. (0.28) (0.41) (0.39) (0.38) (0.44) (0.42)
Net realized gains ................. (1.47) (0.74) (0.31) (0.60) (1.41) (0.35)
Total distributions ................... (1.75) (1.15) (0.70) (0.98) (1.85) (0.77)
Net asset value, end of period .......... $23.14 $24.51 $18.53 $20.14 $20.09 $19.65
Total return
c
....................... 1.84% 40.18% (4.91)% 5.11% 11.91% (9.10)%
Ratios to average net assets
d
Expenses
e
........................ 1.21% 1.21% 1.21%
f
1.22%
f
1.22%
f
1.23%
f
Net investment income ............... 1.78% 2.13% 1.90% 1.66% 1.69% 1.98%
Supplemental data
Net assets , end of period (000’s) ........ $193,012 $214,725 $218,134 $302,959 $350,553 $537,808
Portfolio turnover rate ................ 6.48% 6.80% 4.43% 5.66% 5.18% 12.19%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2025
(unaudited)
Year Ended September 30,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.55 $18.56 $20.17 $20.12 $19.68 $22.45
Income from investment operations
a
:
Net investment income
b
............. 0.23 0.47 0.43 0.40 0.38 0.44
Net realized and unrealized gains (losses) 0.18 6.70 (1.31) 0.67 1.94 (2.41)
Total from investment operations ........ 0.41 7.17 (0.88) 1.07 2.32 (1.97)
Less distributions from:
Net investment income .............. (0.30) (0.44) (0.42) (0.42) (0.47) (0.45)
Net realized gains ................. (1.47) (0.74) (0.31) (0.60) (1.41) (0.35)
Total distributions ................... (1.77) (1.18) (0.73) (1.02) (1.88) (0.80)
Net asset value, end of period .......... $23.19 $24.55 $18.56 $20.17 $20.12 $19.68
Total return
c
....................... 1.96% 40.36% (4.76)% 5.26% 12.06% (8.95)%
Ratios to average net assets
d
Expenses
e
........................ 1.06% 1.06% 1.06%
f
1.07%
f
1.07%
f
1.08%
f
Net investment income ............... 1.94% 2.29% 2.08% 1.83% 1.85% 2.15%
Supplemental data
Net assets , end of period (000’s) ........ $104,655 $105,849 $89,085 $103,579 $83,441 $84,488
Portfolio turnover rate ................ 6.48% 6.80% 4.43% 5.66% 5.18% 12.19%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2025
(unaudited)
Year Ended September 30,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.95 $18.84 $20.47 $20.40 $19.93 $22.73
Income from investment operations
a
:
Net investment income
b
............. 0.30 0.59 0.56 0.54 0.50 0.58
Net realized and unrealized gains (losses) 0.19 6.81 (1.34) 0.67 1.96 (2.46)
Total from investment operations ........ 0.49 7.40 (0.78) 1.21 2.46 (1.88)
Less distributions from:
Net investment income .............. (0.37) (0.55) (0.54) (0.54) (0.58) (0.57)
Net realized gains ................. (1.47) (0.74) (0.31) (0.60) (1.41) (0.35)
Total distributions ................... (1.84) (1.29) (0.85) (1.14) (1.99) (0.92)
Net asset value, end of period .......... $23.60 $24.95 $18.84 $20.47 $20.40 $19.93
Total return
c
....................... 2.25% 41.15% (4.24)% 5.90% 12.71% (8.44)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.51% 0.52% 0.52% 0.54% 0.58% 0.56%
Expenses net of waiver and payments by
affiliates .......................... 0.50% 0.50% 0.49%
e
0.50%
e
0.50%
e
0.50%
e
Net investment income ............... 2.49% 2.85% 2.64% 2.41% 2.42% 2.75%
Supplemental data
Net assets , end of period (000’s) ........ $283,675 $271,797 $187,585 $223,710 $153,969 $144,079
Portfolio turnover rate ................ 6.48% 6.80% 4.43% 5.66% 5.18% 12.19%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Financial Highlights
Franklin Utilities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2025
(unaudited)
Year Ended September 30,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.96 $18.84 $20.47 $20.40 $19.93 $22.73
Income from investment operations
a
:
Net investment income
b
............. 0.29 0.58 0.54 0.52 0.48 0.56
Net realized and unrealized gains (losses) 0.18 6.82 (1.33) 0.68 1.97 (2.46)
Total from investment operations ........ 0.47 7.40 (0.79) 1.20 2.45 (1.90)
Less distributions from:
Net investment income .............. (0.36) (0.54) (0.53) (0.53) (0.57) (0.55)
Net realized gains ................. (1.47) (0.74) (0.31) (0.60) (1.41) (0.35)
Total distributions ................... (1.83) (1.28) (0.84) (1.13) (1.98) (0.90)
Net asset value, end of period .......... $23.60 $24.96 $18.84 $20.47 $20.40 $19.93
Total return
c
....................... 2.18% 41.12% (4.31)% 5.82% 12.62% (8.51)%
Ratios to average net assets
d
Expenses
e
........................ 0.56% 0.56% 0.56%
f
0.57%
f
0.57%
f
0.58%
f
Net investment income ............... 2.44% 2.79% 2.57% 2.32% 2.35% 2.66%
Supplemental data
Net assets , end of period (000’s) ........ $1,368,029 $1,366,364 $1,134,602 $1,383,667 $1,200,859 $1,179,002
Portfolio turnover rate ................ 6.48% 6.80% 4.43% 5.66% 5.18% 12.19%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Custodian Funds
Schedule of Investments (unaudited), March 31, 2025
Franklin Utilities Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.6%
Electric Utilities 59.1%
Alliant Energy Corp. ................................. United States 3,500,000 $ 225,225,000
American Electric Power Co., Inc. ....................... United States 600,000 65,562,000
Constellation Energy Corp. ............................ United States 450,000 90,733,500
Duke Energy Corp. .................................. United States 2,600,000 317,122,000
Edison International ................................. United States 2,850,000 167,922,000
Entergy Corp. ...................................... United States 4,389,520 375,260,065
Evergy, Inc. ........................................ United States 4,250,000 293,037,500
Eversource Energy .................................. United States 1,300,000 80,743,000
Exelon Corp. ....................................... United States 5,150,000 237,312,000
FirstEnergy Corp. ................................... United States 3,200,000 129,344,000
a
Hawaiian Electric Industries, Inc. ........................ United States 2,702,702 29,594,587
NextEra Energy, Inc. ................................. United States 8,350,000 591,931,500
NRG Energy, Inc. ................................... United States 800,000 76,368,000
OGE Energy Corp. .................................. United States 1,600,000 73,536,000
PG&E Corp. ....................................... United States 14,800,000 254,264,000
Pinnacle West Capital Corp. ........................... United States 750,000 71,437,500
PPL Corp. ......................................... United States 7,000,000 252,770,000
Southern Co. (The) .................................. United States 4,100,000 376,995,000
TXNM Energy, Inc. .................................. United States 1,500,000 80,220,000
Xcel Energy, Inc. .................................... United States 1,900,000 134,501,000
3,923,878,652
Gas Utilities 1.6%
ONE Gas, Inc. ..................................... United States 700,000 52,913,000
Spire, Inc. ......................................... United States 650,000 50,862,500
103,775,500
Independent Power and Renewable Electricity Producers 6.9%
AES Corp. (The) .................................... United States 1,300,000 16,146,000
Clearway Energy, Inc. , C .............................. United States 1,400,000 42,378,000
Drax Group plc ..................................... United Kingdom 12,500,000 94,539,953
a
Talen Energy Corp. .................................. United States 250,000 49,917,500
Vistra Corp. ........................................ United States 2,200,000 258,368,000
461,349,453
Multi-Utilities 27.6%
Ameren Corp. ...................................... United States 1,800,000 180,720,000
CenterPoint Energy, Inc. .............................. United States 5,000,000 181,150,000
CMS Energy Corp. .................................. United States 1,600,000 120,176,000
Dominion Energy, Inc. ................................ United States 1,800,000 100,926,000
DTE Energy Co. .................................... United States 1,350,000 186,664,500
E.ON SE .......................................... Germany 8,000,000 120,757,990
National Grid plc .................................... United Kingdom 7,458,333 97,288,211
NiSource, Inc. ...................................... United States 6,300,000 252,567,000
Northwestern Energy Group, Inc. ....................... United States 1,300,000 75,231,000
Public Service Enterprise Group, Inc. .................... United States 2,000,000 164,600,000
Sempra, Inc. ....................................... United States 3,650,000 260,464,000
WEC Energy Group, Inc. .............................. United States 850,000 92,633,000
1,833,177,701
Oil, Gas & Consumable Fuels 3.3%
Cheniere Energy, Inc. ................................ United States 300,000 69,420,000
DT Midstream, Inc. .................................. United States 750,000 72,360,000
Williams Cos., Inc. (The) .............................. United States 1,250,000 74,700,000
216,480,000
Water Utilities 1.1%
Essential Utilities, Inc. ................................ United States 900,000 35,577,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Utilities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Water Utilities (continued)
United Utilities Group plc .............................. United Kingdom 3,000,000 $ 39,143,915
74,720,915
Total Common Stocks (Cost $ 2,944,851,755 ) ..................................
6,613,382,221
Short Term Investments 0.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.2%
b,c
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 16,400,010 16,400,010
Total Money Market Funds (Cost $ 16,400,010 ) ................................
16,400,010
Total Short Term Investments (Cost $ 16,400,010 ) ..............................
16,400,010
a
Total Investments (Cost $ 2,961,251,765 ) 99.8% ................................
$6,629,782,231
Other Assets, less Liabilities 0.2% ...........................................
10,214,874
Net Assets 100.0% .........................................................
$6,639,997,105
a a a
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
March 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $10,933,322,491 $4,889,870,947 $71,485,324,395
Cost - Non-controlled affiliates (Note 3 f and 11 ) ................. 118,500,914 53,726,606 683,997,026
Value - Unaffiliated issuers (Includes securities loaned of $ 41,498,597 ,
$ — and $ 61,204,486 , respectively) .......................... $22,347,459,752 $16,183,046,525 $72,972,276,372
Value - Non-controlled affiliates (Note 3 f and 11 ) ................ 118,500,914 53,726,606 740,913,401
Cash .................................................. 181,565 4,126,051 10,696,182
Receivables:
Investment securities sold ................................. 16,239,310 55,021,765 19,214,752
Capital shares sold ...................................... 19,244,315 13,131,263 29,394,704
Dividends and interest ................................... 2,791,972 6,381,304 617,520,364
European Union tax reclaims (Note 1 i ) ....................... — — 11,715,314
Total assets ........................................ 22,504,417,828 16,315,433,514 74,401,731,089
Liabilities:
Payables:
Investment securities purchased ............................ — — 578,320,092
Capital shares redeemed ................................. 31,724,973 26,781,848 44,589,450
Management fees ....................................... 8,168,430 6,078,246 22,597,629
Distribution fees ........................................ 3,230,255 2,836,970 11,146,441
Transfer agent fees ...................................... 4,200,861 3,828,832 12,329,271
Trustees' fees and expenses ............................... 5,462 13,668 62,282
Options written, at value (premiums received $ – , $ – and $ 162,727,856 , respectively) ............................................ — — 162,261,358
Payable upon return of securities loaned (Note 1 f ) ................ 45,670,000 — 64,320,114
Unrealized depreciation on unfunded loan commitments (Note 8 ) ..... — — 6,916
Accrued expenses and other liabilities ......................... 1,635,960 649,990 2,627,000
Total liabilities ....................................... 94,635,941 40,189,554 898,260,553
Net assets, at value ............................... $22,409,781,887 $16,275,243,960 $73,503,470,536
Net assets consist of:
Paid-in capital ........................................... $9,082,463,705 $3,050,161,054 $72,158,081,253
Total distributable earnings (losses) ........................... 13,327,318,182 13,225,082,906 1,345,389,283
Net assets, at value ............................... $22,409,781,887 $16,275,243,960 $73,503,470,536

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
March 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Class A:
Net assets, at value ..................................... $10,774,786,305 $11,262,788,824 $23,417,791,466
Shares outstanding ...................................... 70,518,901 89,535,803 9,840,662,747
Net asset value per share
a ,b
................................ $152.79 $125.79 $2.38
Maximum offering price per share (net asset value per share ÷ 94 .50% ,
94 .50 % and 96 .25% , respectively)
b
.......................... $161.68 $133.11 $2.47
Class A1:
Net assets, at value ..................................... $— $— $29,259,537,684
Shares outstanding ...................................... — — 12,267,098,740
Net asset value per share
a ,b
................................ $— $— $2.39
Maximum offering price per share (net asset value per share ÷ — % ,
— % and 96 .25% )
b
...................................... $— $— $2.48
Class C:
Net assets, at value ..................................... $810,189,691 $294,070,191 $4,125,471,276
Shares outstanding ...................................... 6,705,773 2,843,554 1,694,325,587
Net asset value and maximum offering price per share
a ,b
.......... $120.82 $103.42 $2.43
Class R:
Net assets, at value ..................................... $235,150,970 $266,285,459 $327,127,658
Shares outstanding ...................................... 1,611,928 2,152,083 140,671,638
Net asset value and maximum offering price per share
b
........... $145.88 $123.73 $2.33
Class R6:
Net assets, at value ..................................... $7,620,953,595 $2,293,115,706 $1,880,572,803
Shares outstanding ...................................... 46,836,125 18,062,731 791,904,946
Net asset value and maximum offering price per share
b
........... $162.72 $126.95 $2.37
Advisor Class:
Net assets, at value ..................................... $2,968,701,326 $2,158,983,780 $14,492,969,649
Shares outstanding ...................................... 18,537,657 16,987,012 6,137,037,508
Net asset value and maximum offering price per share
b
........... $160.14 $127.10 $2.36
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
March 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $2,381,566,016 $2,944,851,755
Cost - Non-controlled affiliates (Note 3 f ) ....................................... 42,493,474 16,400,010
Value - Unaffiliated issuers ................................................. $2,149,554,544 $6,613,382,221
Value - Non-controlled affiliates (Note 3 f ) ....................................... 42,493,474 16,400,010
Cash ................................................................... — 2,683,046
Receivables:
Capital shares sold ....................................................... 887,406 9,616,410
Dividends and interest .................................................... 7,517,824 9,585,363
Total assets ......................................................... 2,200,453,248 6,651,667,050
Liabilities:
Payables:
Capital shares redeemed .................................................. 1,502,211 6,616,143
Management fees ........................................................ 834,412 2,613,753
Distribution fees ......................................................... 288,636 854,834
Transfer agent fees ....................................................... 683,020 1,257,028
Trustees' fees and expenses ................................................ 3,844 4,718
Accrued expenses and other liabilities .......................................... 279,774 323,469
Total liabilities ........................................................ 3,591,897 11,669,945
Net assets, at value ................................................ $2,196,861,351 $6,639,997,105
Net assets consist of:
Paid-in capital ............................................................ $3,328,007,492 $2,711,101,560
Total distributable earnings (losses) ............................................ (1,131,146,141) 3,928,895,545
Net assets, at value ................................................ $2,196,861,351 $6,639,997,105

Franklin Custodian Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
March 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Class A:
Net assets, at value ...................................................... $554,216,796 $1,456,161,794
Shares outstanding ....................................................... 109,068,396 62,462,392
Net asset value per share
a ,b
................................................. $5.08 $23.31
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
............... $5.28 $24.22
Class A1:
Net assets, at value ...................................................... $1,191,024,252 $3,234,465,601
Shares outstanding ....................................................... 234,279,846 138,680,751
Net asset value per share
a ,b
................................................. $5.08 $23.32
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
............... $5.28 $24.23
Class C:
Net assets, at value ...................................................... $34,641,102 $193,011,557
Shares outstanding ....................................................... 6,868,881 8,340,402
Net asset value and maximum offering price per share
a ,b
........................... $5.04 $23.14
Class R:
Net assets, at value ...................................................... $12,502,904 $104,654,796
Shares outstanding ....................................................... 2,459,780 4,513,185
Net asset value and maximum offering price per share
b
............................ $5.08 $23.19
Class R6:
Net assets, at value ...................................................... $182,964,474 $283,674,830
Shares outstanding ....................................................... 35,818,228 12,021,340
Net asset value and maximum offering price per share
b
............................ $5.11 $23.60
Advisor Class:
Net assets, at value ...................................................... $221,511,823 $1,368,028,527
Shares outstanding ....................................................... 43,407,071 57,966,365
Net asset value and maximum offering price per share
b
............................ $5.10 $23.60
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Custodian Funds
Financial Statements
Statements of Operations
for the six months ended March 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Investment income:
Dividends: (net of foreign taxes of $516,426, $496,848 and $1,505,968, respectively)
Unaffiliated issuers ...................................... $38,778,779 $75,067,301 $331,090,913
Non-controlled affiliates (Note 3 f and 11 ) ...................... 2,093,463 2,038,759 45,474,739
Interest:
Unaffiliated issuers ...................................... — — 1,277,074,928
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... 3,026,532 (4,034) (1,008,000)
Non-controlled affiliates (Note 3 f ) ........................... 514,392 9,342 1,371,124
Other income (Note 1 i ) ..................................... — — 57,565
Total investment income ................................. 44,413,166 77,111,368 1,654,061,269
Expenses:
Management fees (Note 3 a ) ................................. 53,012,391 39,275,913 138,643,360
Distribution fees: (Note 3c )
    Class A .............................................. 15,376,163 15,459,166 28,927,097
    Class A1 ............................................. — — 22,345,056
    Class C .............................................. 4,772,730 1,680,718 14,013,984
    Class R .............................................. 680,188 744,379 822,481
Transfer agent fees: (Note 3e )
    Class A .............................................. 6,092,655 5,410,371 8,399,580
    Class A1 ............................................. — — 10,801,137
    Class C .............................................. 472,720 146,767 1,561,964
    Class R .............................................. 134,746 130,193 119,383
    Class R6 ............................................. 647,376 226,792 198,318
    Advisor Class .......................................... 1,679,080 1,183,128 5,228,321
Custodian fees .......................................... 95,217 52,843 223,989
Reports to shareholders fees ................................ 883,334 315,590 1,194,361
Registration and filing fees .................................. 230,005 129,198 384,675
Professional fees ......................................... 59,185 64,812 430,746
Trustees' fees and expenses ................................ 138,254 107,360 424,679
Other .................................................. 286,738 209,275 961,088
Total expenses ....................................... 84,560,782 65,136,505 234,680,219
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (212,039) (170,447) (1,883,424)
Net expenses ....................................... 84,348,743 64,966,058 232,796,795
Net investment income (loss) .......................... (39,935,577) 12,145,310 1,421,264,474
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
*
Unaffiliated issuers .................................... 2,378,914,569 2,017,491,800 1,128,336,919
Written options ......................................... — — 191,155,709
Foreign currency transactions .............................. (234,274) (3,462) (255,967)
Net realized gain (loss) ................................ 2,378,680,295 2,017,488,338 1,319,236,661
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (4,209,544,454) (3,153,077,764) (2,862,677,093)
Non-controlled affiliates (Note 3 f and 11 ) .................... — — 25,327,340
Translation of other assets and liabilities denominated in foreign currencies ........................................... (11,801) (2,185) (1,562,936)
Unfunded loan commitments (Note 8 ) ........................ — — (6,916)
Written options ......................................... — — 12,735,355
Net change in unrealized appreciation (depreciation) .......... (4,209,556,255) (3,153,079,949) (2,826,184,250)
Net realized and unrealized gain (loss) .......................... (1,830,875,960) (1,135,591,611) (1,506,947,589)
Net increase (decrease) in net assets resulting from operations ........ $(1,870,811,537) $(1,123,446,301) $(85,683,115)

Franklin Custodian Funds
Financial Statements
Statements of Operations
(continued)
for the six months ended March 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Investment income:
Dividends:
Unaffiliated issuers ....................................................... $— $97,817,521
Non-controlled affiliates (Note 3 f ) ............................................ 744,879 504,437
Interest:
Unaffiliated issuers:
Paydown gain (loss) .................................................... (3,306,270) —
Paid in cash
a
.......................................................... 45,345,409 —
Total investment income .................................................. 42,784,018 98,321,958
Expenses:
Management fees (Note 3 a ) .................................................. 5,179,843 15,060,827
Distribution fees: (Note 3c )
    Class A ............................................................... 705,647 1,741,159
    Class A1 .............................................................. 876,642 2,442,451
    Class C ............................................................... 123,675 656,111
    Class R ............................................................... 31,175 259,454
Transfer agent fees: (Note 3e )
    Class A ............................................................... 362,376 593,823
    Class A1 .............................................................. 781,360 1,385,673
    Class C ............................................................... 24,349 85,789
    Class R ............................................................... 8,009 44,174
    Class R6 .............................................................. 29,523 58,018
    Advisor Class ........................................................... 154,754 571,468
Custodian fees ........................................................... 7,146 22,056
Reports to shareholders fees ................................................. 97,122 136,600
Registration and filing fees ................................................... 55,601 97,367
Professional fees .......................................................... 44,526 39,440
Trustees' fees and expenses ................................................. 14,383 35,874
Other ................................................................... 58,505 81,003
Total expenses ........................................................ 8,554,636 23,311,287
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............................. (64,969) (60,411)
Net expenses ........................................................ 8,489,667 23,250,876
Net investment income ............................................... 34,294,351 75,071,082
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... (5,328,850) 275,274,121
Foreign currency transactions ............................................... — (91,845)
Net realized gain (loss) ................................................. (5,328,850) 275,182,276
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... (42,246,518) (214,664,603)
Translation of other assets and liabilities denominated in foreign currencies ............. — (50,662)
Net change in unrealized appreciation (depreciation) ........................... (42,246,518) (214,715,265)
Net realized and unrealized gain (loss) ........................................... (47,575,368) 60,467,011
Net increase (decrease) in net assets resulting from operations ......................... $(13,281,017) $135,538,093
*
Includes gains from redemption in-kind (See Note 3h).
a
Includes amortization of premium and accretion of discount.

Franklin Custodian Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin DynaTech Fund Franklin Growth Fund
Six Months Ended
March 31, 2025
(unaudited)
Year Ended
September 30, 2024
Six Months Ended
March 31, 2025
(unaudited)
Year Ended
September 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(39,935,577) $(66,107,234) $12,145,310 $24,769,049
Net realized gain (loss) ............ 2,378,680,295 1,135,249,461 2,017,488,338 1,430,885,300
Net change in unrealized appreciation
(depreciation) ................. (4,209,556,255) 6,965,821,199 (3,153,079,949) 3,820,880,427
Net increase (decrease) in net
assets resulting from operations . (1,870,811,537) 8,034,963,426 (1,123,446,301) 5,276,534,776
Distributions to shareholders:
Class A ........................ — — (949,453,356) (661,586,794)
Class C ........................ — — (30,614,082) (23,849,244)
Class R ........................ — — (22,949,548) (16,322,231)
Class R6 ....................... — — (207,509,079) (154,945,909)
Advisor Class ................... — — (199,986,133) (189,159,041)
Total distributions to shareholders ..... — — (1,410,512,198) (1,045,863,219)
Capital share transactions: (Note 2 )
Class A ........................ (222,389,188) (369,330,890) 386,849,409 (177,186,610)
Class C ........................ (66,874,290) (129,077,207) (8,895,398) (56,298,623)
Class R ........................ (13,242,183) (28,342,862) 2,619,767 (18,812,341)
Class R6 ....................... (755,281,773) (1,527,348,189) (77,681,023) 13,294,459
Advisor Class ................... (59,241,014) (253,787,168) (864,078,242) (259,760,424)
Total capital share transactions ....... (1,117,028,448) (2,307,886,316) (561,185,487) (498,763,539)
Net increase (decrease) in net
assets ..................... (2,987,839,985) 5,727,077,110 (3,095,143,986) 3,731,908,018
Net assets:
Beginning of period ................ 25,397,621,872 19,670,544,762 19,370,387,946 15,638,479,928
End of period ..................... $22,409,781,887 $25,397,621,872 $16,275,243,960 $19,370,387,946

Franklin Custodian Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Income Fund Franklin U.S. Government Securities Fund
Six Months Ended
March 31, 2025
(unaudited)
Year Ended
September 30, 2024
Six Months Ended
March 31, 2025
(unaudited)
Year Ended
September 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $1,421,264,474 $2,955,633,839 $34,294,351 $70,889,997
Net realized gain (loss) ............ 1,319,236,661 957,324,875 (5,328,850) (70,876,389)
Net change in unrealized appreciation
(depreciation) ................. (2,826,184,250) 8,076,618,254 (42,246,518) 244,830,263
Net increase (decrease) in net
assets resulting from operations . (85,683,115) 11,989,576,968 (13,281,017) 244,843,871
Distributions to shareholders:
Class A ........................ (626,702,704) (1,190,149,394) (9,478,096) (19,138,516)
Class A1 ....................... (823,189,948) (1,712,071,733) (21,087,248) (43,307,752)
Class C ........................ (106,433,413) (236,965,690) (557,710) (1,414,959)
Class R ........................ (8,702,793) (17,206,302) (194,667) (410,373)
Class R6 ....................... (54,294,315) (104,069,107) (3,323,723) (7,036,685)
Advisor Class ................... (407,953,841) (793,509,862) (4,289,859) (8,738,727)
Total distributions to shareholders ..... (2,027,277,014) (4,053,972,088) (38,931,303) (80,047,012)
Capital share transactions: (Note 2 )
Class A ........................ 742,964,141 1,254,763,903 (25,195,511) (55,099,580)
Class A1 ....................... (862,714,408) (1,968,610,500) (73,816,973) (158,843,724)
Class C ........................ (300,433,615) (868,715,435) (8,005,785) (20,460,137)
Class R ........................ 2,534,509 (722,250) (997,897) (1,204,497)
Class R6 ....................... (3,957,201) 77,775,374 867,571 (31,811,163)
Advisor Class ................... 298,854,076 160,288,613 (28,257,250) (24,679,808)
Total capital share transactions ....... (122,752,498) (1,345,220,295) (135,405,845) (292,098,909)
Net increase (decrease) in net
assets ..................... (2,235,712,627) 6,590,384,585 (187,618,165) (127,302,050)
Net assets:
Beginning of period ................ 75,739,183,163 69,148,798,578 2,384,479,516 2,511,781,566
End of period ..................... $73,503,470,536 $75,739,183,163 $2,196,861,351 $2,384,479,516

Franklin Custodian Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Utilities Fund
Six Months Ended
March 31, 2025
(unaudited)
Year Ended
September 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $75,071,082 $151,772,831
Net realized gain (loss) ................................................. 275,182,276 429,411,041
Net change in unrealized appreciation (depreciation) ........................... (214,715,265) 1,439,079,275
Net increase (decrease) in net assets resulting from operations ................ 135,538,093 2,020,263,147
Distributions to shareholders:
Class A ............................................................. (102,824,546) (70,125,563)
Class A1 ............................................................ (242,368,060) (176,666,126)
Class C ............................................................. (14,534,214) (12,011,262)
Class R ............................................................. (7,560,379) (5,206,975)
Class R6 ............................................................ (19,973,274) (12,523,037)
Advisor Class ........................................................ (99,469,730) (72,177,774)
Total distributions to shareholders .......................................... (486,730,203) (348,710,737)
Capital share transactions: (Note 2 )
Class A ............................................................. 142,915,169 (73,462,609)
Class A1 ............................................................ 37,389,005 (225,366,785)
Class C ............................................................. (10,559,107) (61,134,193)
Class R ............................................................. 4,420,509 (9,431,911)
Class R6 ............................................................ 25,846,022 20,052,851
Advisor Class ........................................................ 72,313,326 (102,143,870)
Total capital share transactions ............................................ 272,324,924 (451,486,517)
Net increase (decrease) in net assets ................................... (78,867,186) 1,220,065,893
Net assets:
Beginning of period ..................................................... 6,718,864,291 5,498,798,398
End of period .......................................................... $6,639,997,105 $6,718,864,291

Franklin Custodian Funds

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Custodian Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of five
separate funds (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and apply the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
classes of shares offered within each of the Funds are
indicated below. Class C shares automatically convert to
Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Class A, Class C, Class R, Class R6, & Advisor Class
Franklin DynaTech Fund
Franklin Growth Fund
Class A, Class A1, Class C, Class R, Class R6, & Advisor Class
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as
of 4 p.m. Eastern time. The value is then converted into
its U.S. dollar equivalent at the foreign exchange rate in
effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities
are valued within the range of the most recent quoted bid
and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest
and most representative market. Certain equity securities
are valued based upon fundamental characteristics or
relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At March 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
Certain or all Funds may purchase securities on a when-
issued, forward commitment or delayed delivery and to-
be-announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that
the value at delivery may be more or less than the trade
date purchase price. Although the Funds will generally
purchase these securities with the intention of holding the
securities, they may sell the securities before the settlement date.
d. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds purchased or wrote exchange traded
option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or
paid is recorded as a realized gain or loss. Upon closing
an option other than through expiration or exercise, the
difference between the premium received or paid and the
cost to close the position is recorded as a realized gain or loss. Option contracts outstanding at period end, if any, are listed in the Funds' Schedules of Investments.
See Note 10 regarding other derivative information.
e. Equity-Linked Securities
Certain or all Funds invest in equity-linked securities.
Equity-linked securities are hybrid financial instruments
that generally combine both debt and equity characteristics
into a single note form. Income received from equity-linked
securities is recorded as realized gains in the Statements
of Operations and may be based on the performance of
an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying
security and the credit risk of the issuing financial institution.
There may be no guarantee of a return of principal with
equity-linked securities and the appreciation potential may
be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.
f. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on
its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market
using the collateral received. The securities lending agent
has agreed to indemnify the Fund in the event of default by
a third party borrower. At March 31, 2025, Franklin Growth
Fund, Franklin U.S. Government Securities Fund and
Franklin Utilities Fund had no securities on loan.
g. Business Development Companies
Certain or all Funds may invest in securities of closed-end
investment companies that have elected to be treated as a
business development company under the 1940 Act. The
Funds may purchase a business development company to
gain exposure to the securities in the underlying portfolio.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
The risks of owning a business development company
generally reflect the risks of owning the underlying securities.
Business development companies have expenses that
reduce their value.
h. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by a designated U.S. bank or the Secured Overnight Financing
Rate (SOFR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
i. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2025, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
j. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded separately in the Statements of Operations. Certain or all Funds may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received
by the Funds. Facility fees are recognized as income over
the expected term of the loan. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
1. Organization and Significant Accounting Policies
(continued)
g. Business Development Companies
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
k. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
l. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At March 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin DynaTech Fund Franklin Growth Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended March 31, 2025
Shares sold
a
................................... 4,886,625 $845,915,584 3,227,984 $450,712,594
Shares issued in reinvestment of distributions .......... — — 6,752,406 913,803,023
Shares redeemed ............................... (6,233,501) (1,068,304,772) (7,032,107) (977,666,208)
Net increase (decrease) .......................... (1,346,876) $(222,389,188) 2,948,283 $386,849,409
Year ended September 30, 2024
Shares sold
a
................................... 9,905,250 $1,449,356,442 6,605,253 $863,939,603
Shares issued in reinvestment of distributions .......... — — 5,277,042 636,411,290
Shares redeemed ............................... (12,507,008) (1,818,687,332) (12,820,200) (1,677,537,503)
Net increase (decrease) .......................... (2,601,758) $(369,330,890) (937,905) $(177,186,610)
Class C
1. Organization and Significant Accounting Policies
(continued)
j. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin DynaTech Fund Franklin Growth Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended March 31, 2025
Shares sold ................................... 393,488 $54,072,583 170,878 $19,722,862
Shares issued in reinvestment of distributions .......... — — 271,757 30,295,441
Shares redeemed
a
.............................. (885,095) (120,946,873) (508,326) (58,913,701)
Net increase (decrease) .......................... (491,607) $(66,874,290) (65,691) $(8,895,398)
Year ended September 30, 2024
Shares sold ................................... 840,150 $96,976,781 388,405 $42,780,022
Shares issued in reinvestment of distributions .......... — — 231,563 23,547,385
Shares redeemed
a
.............................. (1,958,630) (226,053,988) (1,115,757) (122,626,030)
Net increase (decrease) .......................... (1,118,480) $(129,077,207) (495,789) $(56,298,623)
Class R
Class R Shares:
Six Months ended March 31, 2025
Shares sold ................................... 93,928 $15,525,403 135,358 $18,581,049
Shares issued in reinvestment of distributions .......... — — 172,281 22,947,787
Shares redeemed ............................... (174,166) (28,767,586) (284,150) (38,909,069)
Net increase (decrease) .......................... (80,238) $(13,242,183) 23,489 $2,619,767
Year ended September 30, 2024
Shares sold ................................... 186,994 $26,603,709 306,228 $39,484,635
Shares issued in reinvestment of distributions .......... — — 136,869 16,301,129
Shares redeemed ............................... (395,633) (54,946,571) (575,757) (74,598,105)
Net increase (decrease) .......................... (208,639) $(28,342,862) (132,660) $(18,812,341)
Class R6
Class R6 Shares:
Six Months ended March 31, 2025
Shares sold ................................... 2,965,989 $542,916,081 1,401,734 $196,366,457
Shares issued in reinvestment of distributions .......... — — 1,293,937 176,570,684
Shares redeemed ............................... (7,057,024) (1,298,197,854) (3,216,822) (450,618,164)
Net increase (decrease) .......................... (4,091,035) $(755,281,773) (521,151) $(77,681,023)
Year ended September 30, 2024
Shares sold ................................... 7,497,219 $1,151,513,477 3,793,287 $479,174,104
Shares issued in reinvestment of distributions .......... — — 1,096,546 133,241,291
Shares redeemed ............................... (17,501,439) (2,678,861,666) (4,505,619) (599,120,936)
Net increase (decrease) .......................... (10,004,220) $(1,527,348,189) 384,214 $13,294,459
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin DynaTech Fund Franklin Growth Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended March 31, 2025
Shares sold ................................... 1,901,372 $345,481,310 1,227,481 $174,234,663
Shares issued in reinvestment of distributions .......... — — 1,274,454 174,141,413
Shares redeemed in-kind (Note 3h ) .................. — — (5,161,739) (776,893,462)
Shares redeemed ............................... (2,257,559) (404,722,324) (3,125,393) (435,560,856)
Net increase (decrease) .......................... (356,187) $(59,241,014) (5,785,197) $(864,078,242)
Year ended September 30, 2024
Shares sold ................................... 3,923,751 $592,603,452 2,701,328 $351,970,430
Shares issued in reinvestment of distributions .......... — — 1,402,113 170,553,032
Shares redeemed ............................... (5,591,300) (846,390,620) (5,949,779) (782,283,886)
Net increase (decrease) .......................... (1,667,549) $(253,787,168) (1,846,338) $(259,760,424)
Franklin Income Fund
Franklin U.S. Government
Securities Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended March 31, 2025
Shares sold
a
................................... 850,749,246 $2,033,938,392 9,404,230 $47,418,664
Shares issued in reinvestment of distributions .......... 243,807,993 582,959,803 1,800,576 9,061,705
Shares redeemed ............................... (784,280,690) (1,873,934,054) (16,203,666) (81,675,880)
Net increase (decrease) .......................... 310,276,549 $742,964,141 (4,998,860) $(25,195,511)
Year ended September 30, 2024
Shares sold
a
................................... 1,623,025,090 $3,729,668,863 19,956,121 $100,138,639
Shares issued in reinvestment of distributions .......... 483,215,602 1,105,781,882 3,642,161 18,259,923
Shares redeemed ............................... (1,559,664,856) (3,580,686,842) (34,652,630) (173,498,142)
Net increase (decrease) .......................... 546,575,836 $1,254,763,903 (11,054,348) $(55,099,580)
Class A1
Class A1 Shares:
Six Months ended March 31, 2025
Shares sold ................................... 183,636,313 $440,173,362 3,341,881 $16,863,820
Shares issued in reinvestment of distributions .......... 315,101,444 756,692,280 3,807,723 19,168,781
Shares redeemed ............................... (859,167,308) (2,059,580,050) (21,784,892) (109,849,574)
Net increase (decrease) .......................... (360,429,551) $(862,714,408) (14,635,288) $(73,816,973)
Year ended September 30, 2024
Shares sold ................................... 338,496,229 $779,919,152 11,161,551 $54,955,522
Shares issued in reinvestment of distributions .......... 686,846,136 1,572,895,912 7,843,198 39,340,251
Shares redeemed ............................... (1,878,624,541) (4,321,425,564) (50,593,513) (253,139,497)
Net increase (decrease) .......................... (853,282,176) $(1,968,610,500) (31,588,764) $(158,843,724)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Income Fund
Franklin U.S. Government
Securities Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended March 31, 2025
Shares sold ................................... 130,628,857 $319,618,305 311,859 $1,559,232
Shares issued in reinvestment of distributions .......... 41,703,238 102,167,169 110,053 549,630
Shares redeemed
a
.............................. (295,499,275) (722,219,089) (2,021,882) (10,114,647)
Net increase (decrease) .......................... (123,167,180) $(300,433,615) (1,599,970) $(8,005,785)
Year ended September 30, 2024
Shares sold ................................... 226,946,469 $534,790,625 809,891 $4,024,731
Shares issued in reinvestment of distributions .......... 97,204,118 226,818,090 280,683 1,395,322
Shares redeemed
a
.............................. (696,565,075) (1,630,324,150) (5,215,216) (25,880,190)
Net increase (decrease) .......................... (372,414,488) $(868,715,435) (4,124,642) $(20,460,137)
Class R
Class R Shares:
Six Months ended March 31, 2025
Shares sold ................................... 10,197,790 $23,813,729 359,062 $1,811,665
Shares issued in reinvestment of distributions .......... 3,689,938 8,638,590 38,631 194,477
Shares redeemed ............................... (12,816,968) (29,917,810) (595,266) (3,004,039)
Net increase (decrease) .......................... 1,070,760 $2,534,509 (197,573) $(997,897)
Year ended September 30, 2024
Shares sold ................................... 21,555,768 $48,554,144 516,633 $2,601,567
Shares issued in reinvestment of distributions .......... 7,645,419 17,104,999 81,592 409,389
Shares redeemed ............................... (29,467,571) (66,381,393) (839,623) (4,215,453)
Net increase (decrease) .......................... (266,384) $(722,250) (241,398) $(1,204,497)
Class R6
Class R6 Shares:
Six Months ended March 31, 2025
Shares sold ................................... 76,492,850 $182,550,589 4,862,054 $24,641,103
Shares issued in reinvestment of distributions .......... 20,730,084 49,464,984 643,604 3,257,442
Shares redeemed ............................... (99,168,046) (235,972,774) (5,331,567) (27,030,974)
Net increase (decrease) .......................... (1,945,112) $(3,957,201) 174,091 $867,571
Year ended September 30, 2024
Shares sold ................................... 155,231,833 $356,689,747 8,866,106 $44,796,960
Shares issued in reinvestment of distributions .......... 41,510,339 94,701,337 1,372,278 6,911,076
Shares redeemed ............................... (162,944,248) (373,615,710) (16,459,413) (83,519,199)
Net increase (decrease) .......................... 33,797,924 $77,775,374 (6,221,029) $(31,811,163)
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Income Fund
Franklin U.S. Government
Securities Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended March 31, 2025
Shares sold ................................... 556,069,399 $1,318,674,355 5,937,489 $30,073,787
Shares issued in reinvestment of distributions .......... 159,140,195 377,343,012 742,711 3,752,036
Shares redeemed ............................... (589,325,891) (1,397,163,291) (12,259,703) (62,083,073)
Net increase (decrease) .......................... 125,883,703 $298,854,076 (5,579,503) $(28,257,250)
Year ended September 30, 2024
Shares sold ................................... 1,116,282,538 $2,547,389,010 11,637,393 $58,704,481
Shares issued in reinvestment of distributions .......... 323,285,841 733,871,342 1,535,297 7,727,882
Shares redeemed ............................... (1,373,831,348) (3,120,971,739) (18,044,125) (91,112,171)
Net increase (decrease) .......................... 65,737,031 $160,288,613 (4,871,435) $(24,679,808)
Franklin Utilities Fund
Shares Amount
Class A
Class A Shares:
Six Months ended March 31, 2025
Shares sold
a
................................... 8,483,048 $199,832,404
Shares issued in reinvestment of distributions .......... 4,101,361 92,211,630
Shares redeemed ............................... (6,314,865) (149,128,865)
Net increase (decrease) .......................... 6,269,544 $142,915,169
Year ended September 30, 2024
Shares sold
a
................................... 10,336,313 $213,412,790
Shares issued in reinvestment of distributions .......... 3,182,719 62,334,936
Shares redeemed ............................... (17,235,021) (349,210,335)
Net increase (decrease) .......................... (3,715,989) $(73,462,609)
Class A1
Class A1 Shares:
Six Months ended March 31, 2025
Shares sold ................................... 2,002,436 $47,235,574
Shares issued in reinvestment of distributions .......... 9,931,476 223,390,797
Shares redeemed ............................... (9,925,627) (233,237,366)
Net increase (decrease) .......................... 2,008,285 $37,389,005
Year ended September 30, 2024
Shares sold ................................... 4,090,487 $84,381,109
Shares issued in reinvestment of distributions .......... 8,286,967 162,390,657
Shares redeemed ............................... (23,320,953) (472,138,551)
Net increase (decrease) .......................... (10,943,499) $(225,366,785)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Utilities Fund
Shares Amount
Class C Shares:
Six Months ended March 31, 2025
Shares sold ................................... 571,901 $13,425,578
Shares issued in reinvestment of distributions .......... 635,671 14,182,256
Shares redeemed
a
.............................. (1,629,160) (38,166,941)
Net increase (decrease) .......................... (421,588) $(10,559,107)
Year ended September 30, 2024
Shares sold ................................... 933,552 $19,051,482
Shares issued in reinvestment of distributions .......... 605,981 11,698,798
Shares redeemed
a
.............................. (4,552,107) (91,884,473)
Net increase (decrease) .......................... (3,012,574) $(61,134,193)
Class R
Class R Shares:
Six Months ended March 31, 2025
Shares sold ................................... 407,741 $9,654,467
Shares issued in reinvestment of distributions .......... 338,146 7,559,750
Shares redeemed ............................... (543,859) (12,793,708)
Net increase (decrease) .......................... 202,028 $4,420,509
Year ended September 30, 2024
Shares sold ................................... 789,729 $16,254,215
Shares issued in reinvestment of distributions .......... 267,885 5,206,585
Shares redeemed ............................... (1,547,130) (30,892,711)
Net increase (decrease) .......................... (489,516) $(9,431,911)
Class R6
Class R6 Shares:
Six Months ended March 31, 2025
Shares sold ................................... 2,605,956 $62,167,694
Shares issued in reinvestment of distributions .......... 875,561 19,929,894
Shares redeemed ............................... (2,352,524) (56,251,566)
Net increase (decrease) .......................... 1,128,993 $25,846,022
Year ended September 30, 2024
Shares sold ................................... 3,872,115 $80,683,727
Shares issued in reinvestment of distributions .......... 626,051 12,481,125
Shares redeemed ............................... (3,564,289) (73,112,001)
Net increase (decrease) .......................... 933,877 $20,052,851
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin Utilities Fund
Shares Amount
Advisor Class Shares:
Six Months ended March 31, 2025
Shares sold ................................... 5,915,701 $141,324,253
Shares issued in reinvestment of distributions .......... 4,134,607 94,103,738
Shares redeemed ............................... (6,835,703) (163,114,665)
Net increase (decrease) .......................... 3,214,605 $72,313,326
Year ended September 30, 2024
Shares sold ................................... 10,492,073 $221,066,535
Shares issued in reinvestment of distributions .......... 3,442,832 68,273,041
Shares redeemed ............................... (19,411,319) (391,483,446)
Net increase (decrease) .......................... (5,476,414) $(102,143,870)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
a. Management Fees
Franklin Income Fund and Franklin Utilities Fund pay an investment management fee, calculated daily and paid monthly, to
Advisers based on the month-end net assets of each of the Funds as follows:
Franklin DynaTech Fund, Franklin Growth Fund and Franklin U.S. Government Securities Fund pay an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of each of the Funds as follows:
For the period ended March 31, 2025, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% Over $50 billion, up to and including $65 billion
0.345% Over $65 billion, up to and including $80 billion
0.340% In excess of $80 billion
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion
Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Gross effective investment management fee rate ........ 0.410% 0.428% 0.375%
3. Transactions with Affiliates
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Gross effective investment management fee rate ........ 0.460% 0.459%
Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Class A ............................... 0.25% 0.25% 0.25%
Class A1 .............................. —% —% 0.15%
Class C ............................... 1.00% 1.00% 0.65%
Class R ............................... 0.50% 0.50% 0.50%
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Class A ............................... 0.25% 0.25%
Class A1 .............................. 0.15% 0.15%
Class C ............................... 0.65% 0.65%
Class R ............................... 0.50% 0.50%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended March 31, 2025, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended March 31, 2025, investments in affiliated management investment companies were as follows:
Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $1,407,778 $609,126 $929,360
CDSC retained ........................... $45,955 $24,095 $406,604
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $7,641 $54,633
CDSC retained ........................... $5,246 $10,421
Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Transfer agent fees ........................ $2,232,033 $1,855,617 $6,784,906
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Transfer agent fees ........................ $470,956 $760,828
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin DynaTech Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $220,607,622 $1,698,866,009 $(1,846,642,717) $— $— $72,830,914 72,830,914 $2,093,463
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $19,487,000 $284,572,000 $(258,389,000) $— $— $45,670,000 45,670,000 $514,392
Total Affiliated Securities ... $240,094,622 $1,983,438,009 $(2,105,031,717) $— $— $118,500,914 $2,607,855
Franklin Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $132,381,860 $886,519,837 $(965,175,091) $— $— $53,726,606 53,726,606 $2,038,759
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $3,085,000 $9,552,000 $(12,637,000) $— $— $— — $9,342
Total Affiliated Securities ... $135,466,860 $896,071,837 $(977,812,091) $— $— $53,726,606 $2,048,101
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Clarion Partners Real Estate
Income Fund, Inc., Class I .... $91,974,965 $— $— $— $(865,461) $91,109,504 7,867,833 $3,162,869
Franklin BSP Real Estate Debt
BDC .................. 265,381,931 166,191,833 — — 32,829,598 464,403,362 16,479,729 23,950,861
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% 298,170,275 10,603,047,257 (10,887,760,839) — — 13,456,693 13,456,693 18,361,009
Total Non-Controlled Affiliates $655,527,171 $10,769,239,090 $(10,887,760,839) $— $31,964,137 $568,969,559 $45,474,739
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $177,261,000 $237,670,114 $(350,611,000) $— $— $64,320,114 64,320,114 $1,371,124
Total Affiliated Securities ... $832,788,171 $11,006,909,204 $(11,238,371,839) $— $31,964,137 $633,289,673 $46,845,863
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until January 31, 2026.
h. Other Affiliated Transactions
During the period ended March 31, 2025, the New Jersey Better Educational Savings Trust Program – Franklin Templeton
Managed Investments Options (529 Portfolios) redeemed out of Franklin Growth Fund. As a result, on November 22, 2024, the
Fund delivered portfolio securities and cash that were transferred in-kind to the 529 Portfolios, which included $576,845,046 of net realized gains. As such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2024, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin U.S. Government Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $36,624,604 $182,303,245 $(176,434,375) $— $— $42,493,474 42,493,474 $744,879
Total Affiliated Securities ... $36,624,604 $182,303,245 $(176,434,375) $— $— $42,493,474 $744,879
Franklin Utilities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $31,088,886 $330,830,633 $(345,519,509) $— $— $16,400,010 16,400,010 $504,437
Total Affiliated Securities ... $31,088,886 $330,830,633 $(345,519,509) $— $— $16,400,010 $504,437
Franklin
DynaTech Fund
Franklin Income
Fund
Franklin U.S.
Government
Securities Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 373,948,999 $ 146,492,650 $ 349,830,677
Long term ............................. — 559,879,235 538,228,641
Total capital loss carryforwards ............ $373,948,999 $706,371,885 $888,059,318
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At March 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, paydown losses, bond discounts and premiums, corporate actions, equity-linked securities and net operating losses.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions) for the period ended March 31,
2025, were as follows:
Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
a a a a
Cost of investments ....................... $11,052,140,653 $4,944,316,525 $72,252,199,659
Unrealized appreciation ..................... $11,694,824,363 $11,593,679,950 $4,230,111,203
Unrealized depreciation ..................... (281,004,350) (301,223,344) (2,931,382,447)
Net unrealized appreciation (depreciation) ....... $11,413,820,013 $11,292,456,606 $1,298,728,756
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
a a a
Cost of investments ....................... $2,425,713,174 $2,960,617,869
Unrealized appreciation ..................... $4,300,081 $3,696,205,323
Unrealized depreciation ..................... (237,965,237) (27,040,961)
Net unrealized appreciation (depreciation) ....... $(233,665,156) $3,669,164,362
Franklin
DynaTech Fund
Franklin Growth
Fund
Franklin Income
Fund
Purchases .............................. $5,237,777,313 $797,279,435 $20,755,957,752
Sales .................................. $6,246,828,242 $1,969,735,662
a
$21,007,716,169
Franklin U.S.
Government
Securities Fund
Franklin
Utilities Fund
Purchases .............................. $310,791,817 $427,852,525
Sales .................................. $453,337,357 $554,273,318
a
Sales of investments excludes in-kind transactions of $757,798,984.
4. Income Taxes
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At March 31, 2025, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
6. Credit Risk
At March 31, 2025, Franklin Income Fund had 21.1% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
7. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At March 31, 2025, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Franklin
DynaTech Fund
Franklin Income
Fund
Securities lending transactions
a
:
Equity investments
b
........................ $45,670,000 $64,320,114
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Fund
1,150,134 Anduril Industries, Inc., F ...................... 7/17/24 $ 25,000,003 $ 47,019,778
2,353 Canva, Inc., A .............................. 11/08/21 4,011,298 2,820,015
94 Canva, Inc., A-3 ............................. 11/08/21 160,247 112,657
8 Canva, Inc., A-4 ............................. 11/08/21 13,638 9,588
5 Canva, Inc., A-5 ............................. 11/08/21 8,524 5,992
25,413 Canva, Inc., B .............................. 11/08/21 43,323,040 30,456,885
96,603 Checkout Payments Group Ltd., B ............... 1/11/22 30,000,062 9,681,823
822,494 Gusto, Inc., E ............................... 7/13/21 24,999,977 24,248,957
849,894 OneTrust LLC, C ............................ 4/01/21 16,666,676 10,887,037
540,043 Stripe, Inc., B ............................... 5/18/21 21,671,052 18,092,791
1,759,545 Stripe, Inc., I ............................... 3/15/23 - 5/08/23 35,426,925 58,949,156
Total Restricted Securities (Value is 1.2% of Net Assets) ............... $201,281,442 $202,284,679
5. Investment Transactions
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

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8. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of
Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments.
At March 31, 2025, unfunded commitments were as follows:
9. Unfunded Capital Commitments
Certain or all Funds enter into certain capital commitments and may be obligated to perform on such agreements at a future date. The Fund monitors these commitments and assesses the probability of required performance. For any agreements whose probability of performance is determined to be greater than remote, the Fund assesses the fair value of the commitment. In instances where the probability of performance is greater than remote and the performance under the commitment would result in a material unrealized loss, the Fund recognizes such losses in the Statements of Assets and
Liabilities and the Statements of Operations.
At March 31, 2025, Franklin Income Fund had an unfunded capital commitment with a maximum amount of $172,649,573, for which no depreciation has been recognized.
10. Other Derivative Information
At March 31, 2025, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Borrower Unfunded Commitment
Franklin Income Fund
Clydesdale Acquisition Holdings Inc $ 1,580,756
$ 1,580,756
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Income Fund
Equity contracts ...........
Investments in securities, at value $ — Options written, at value $ 162,261,358
Total .................... $— $162,261,358

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For the period ended March 31, 2025, the effect of derivative contracts in the Statements of Operations was as follows:
For the period ended March 31, 2025, the average month end notional amount of options represented $45,481,771.
See Note 1(d) regarding derivative financial instruments.
11. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled
Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended March 31, 2025, investments in “affiliated companies” were as follows:
12. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity contracts ..............
Written options 191,155,709 Written options 12,735,355
Total ....................... $191,155,709 $12,735,355
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held at
End
of Period
Investment
Income
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Endo, Inc. ........... $ 114,260,525 $ — $ — $ — $ (6,636,797) $ 107,623,728 4,484,322 $ —
Endo, Inc., Escrow
Account .......... — — — — — — 307,256,000 —
Total Affiliated Securities
(Value is 0.2% of Net
Assets) ........... $114,260,525 $— $— $— $(6,636,797) $107,623,728 $—
10. Other Derivative Information
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended March 31, 2025, the
Funds did not use the Global Credit Facility.
13. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2025, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin DynaTech Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 535,313,250 $ — $ — $ 535,313,250
Automobiles .......................... 518,320,000 — — 518,320,000
Biotechnology ......................... 377,383,000 118,019,236 — 495,402,236
Broadline Retail ....................... 2,292,774,000 — — 2,292,774,000
Capital Markets ........................ 422,029,500 — — 422,029,500
Commercial Services & Supplies ........... 6,202,000 — — 6,202,000
Communications Equipment .............. 108,472,000 — — 108,472,000
Construction & Engineering ............... 25,418,000 — — 25,418,000
Diversified Consumer Services ............ 62,108,000 — — 62,108,000
Electrical Equipment .................... 76,320,000 — — 76,320,000
Electronic Equipment, Instruments &
Components ........................ 198,219,500 39,321,018 — 237,540,518
Energy Equipment & Services ............. 105,372,500 — — 105,372,500
Entertainment ......................... 574,354,000 — — 574,354,000
Financial Services ...................... 1,376,296,000 — — 1,376,296,000
Ground Transportation .................. 72,860,000 — — 72,860,000
Health Care Equipment & Supplies ......... 647,538,924 8,464,387 — 656,003,311
Health Care Providers & Services .......... 109,683,000 — — 109,683,000
Health Care Technology ................. 110,208,000 63,287,744 — 173,495,744
Hotels, Restaurants & Leisure ............. 503,564,000 — — 503,564,000
Household Durables .................... 10,856,500 — — 10,856,500
Insurance ............................ 16,680,000 — — 16,680,000
Interactive Media & Services .............. 2,379,290,000 — — 2,379,290,000
IT Services ........................... 920,629,027 — — 920,629,027
12. Credit Facility
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin DynaTech Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Life Sciences Tools & Services ............ $ 75,809,600 $ — $ — $ 75,809,600
Pharmaceuticals ....................... 523,790,400 — — 523,790,400
Professional Services ................... 38,690,600 — — 38,690,600
Semiconductors & Semiconductor Equipment . 3,961,643,500 91,138,665 — 4,052,782,165
Software ............................. 5,422,078,401 — — 5,422,078,401
Technology Hardware, Storage & Peripherals . 555,325,000 — — 555,325,000
Warrants ............................... — — —
a
—
Short Term Investments ................... 118,500,914 — — 118,500,914
Total Investments in Securities ........... $22,145,729,616 $320,231,050
b
$— $22,465,960,666
Franklin Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 682,412,292 — — 682,412,292
Beverages ........................... 255,579,494 — — 255,579,494
Biotechnology ......................... 260,250,300 — — 260,250,300
Broadline Retail ....................... 700,795,693 — — 700,795,693
Building Products ...................... 256,454,070 — — 256,454,070
Capital Markets ........................ 949,480,618 — — 949,480,618
Chemicals ........................... 575,576,299 — — 575,576,299
Commercial Services & Supplies ........... 143,495,056 — — 143,495,056
Construction Materials .................. 153,603,088 — — 153,603,088
Consumer Staples Distribution & Retail ...... 230,287,972 — — 230,287,972
Electric Utilities ........................ 174,037,006 — — 174,037,006
Electrical Equipment .................... 234,992,032 — — 234,992,032
Electronic Equipment, Instruments &
Components ........................ 562,772,439 — — 562,772,439
Entertainment ......................... 149,204,800 — — 149,204,800
Financial Services ...................... 811,570,278 — — 811,570,278
Ground Transportation .................. 505,246,469 — — 505,246,469
Health Care Equipment & Supplies ......... 614,316,630 — — 614,316,630
Health Care Providers & Services .......... 222,660,266 — — 222,660,266
Health Care Technology ................. 69,639,559 — — 69,639,559
Hotels, Restaurants & Leisure ............. 309,909,757 — — 309,909,757
Industrial REITs ....................... 90,310,446 — — 90,310,446
Interactive Media & Services .............. 684,920,504 — — 684,920,504
IT Services ........................... 69,140,789 — 30,456,885 99,597,674
Life Sciences Tools & Services ............ 744,374,991 — — 744,374,991
Machinery ............................ 696,620,298 — — 696,620,298
Pharmaceuticals ....................... 455,104,947 — — 455,104,947
Professional Services ................... 81,845,754 — — 81,845,754
Semiconductors & Semiconductor Equipment . 1,940,259,625 — — 1,940,259,625
Software ............................. 2,447,701,426 19,999,906 27,774,614 2,495,475,946
Technology Hardware, Storage & Peripherals . 507,858,707 — — 507,858,707
Textiles, Apparel & Luxury Goods .......... 79,856,697 — — 79,856,697
Trading Companies & Distributors .......... 194,102,764 — — 194,102,764
Convertible Preferred Stocks ................ — — 144,053,180 144,053,180
Preferred Stocks ......................... — 106,380,874 — 106,380,874
Short Term Investments ................... 53,726,606 — — 53,726,606
Total Investments in Securities ........... $15,908,107,672 $126,380,780
c
$202,284,679 $16,236,773,131
13. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 531,985,000 $ — $ — $ 531,985,000
Air Freight & Logistics ................... 333,269,700 — — 333,269,700
Automobiles .......................... — 118,143,461 — 118,143,461
Banks ............................... 811,537,500 — — 811,537,500
Beverages ........................... 1,326,010,000 — — 1,326,010,000
Biotechnology ......................... 991,125,000 — — 991,125,000
Capital Markets ........................ 189,296,000 — — 189,296,000
Chemicals ........................... 560,104,866 — — 560,104,866
Communications Equipment .............. 239,126,250 — — 239,126,250
Diversified Telecommunication Services ..... 294,840,000 — — 294,840,000
Electric Utilities ........................ 1,478,510,000 — — 1,478,510,000
Energy Equipment & Services ............. 41,800,000 — — 41,800,000
Food Products ........................ 472,530,000 — — 472,530,000
Ground Transportation .................. 673,430,855 — — 673,430,855
Health Care Equipment & Supplies ......... 120,412,400 — — 120,412,400
Health Care Providers & Services .......... 131,600,000 — — 131,600,000
Hotels, Restaurants & Leisure ............. 234,277,500 — — 234,277,500
Household Products .................... 1,107,730,000 — — 1,107,730,000
Industrial Conglomerates ................ 21,175,000 — — 21,175,000
Interactive Media & Services .............. 124,887,264 — — 124,887,264
Machinery ............................ 99,204,000 — — 99,204,000
Media ............................... 261,990,000 — — 261,990,000
Metals & Mining ....................... 330,980,000 — — 330,980,000
Multi-Utilities .......................... 677,930,000 — — 677,930,000
Oil, Gas & Consumable Fuels ............. 3,729,835,730 — — 3,729,835,730
Pharmaceuticals ....................... 2,578,703,728 — — 2,578,703,728
Semiconductors & Semiconductor Equipment . 671,494,500 — — 671,494,500
Specialty Retail ........................ 782,965,000 — — 782,965,000
Textiles, Apparel & Luxury Goods .......... 63,480,000 — — 63,480,000
Tobacco ............................. 396,825,000 — — 396,825,000
Management Investment Companies :
Capital Markets ........................ 91,109,504 — 464,403,362 555,512,866
Equity-Linked Securities ................... — 14,149,006,736 — 14,149,006,736
Convertible Preferred Stocks :
Aerospace & Defense ................... 333,851,400 — — 333,851,400
Capital Markets ........................ 48,210,000 — — 48,210,000
Chemicals ........................... 213,900,000 — — 213,900,000
Electric Utilities ........................ 372,310,000 — — 372,310,000
Financial Services ...................... — 153,700,000 — 153,700,000
Preferred Stocks ......................... 47,600,000 — — 47,600,000
Convertible Bonds ....................... — 57,576,875 — 57,576,875
Corporate Bonds ........................ — 27,094,733,254 — 27,094,733,254
Senior Floating Rate Interests ............... — 676,988,109 — 676,988,109
U.S. Government and Agency Securities ....... — 5,222,963,451 — 5,222,963,451
Asset-Backed Securities ................... — 92,033,721 — 92,033,721
Mortgage-Backed Securities ................ — 4,049,607,506 — 4,049,607,506
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 77,776,807 1,172,220,294 — 1,249,997,101
Total Investments in Securities ........... $20,461,813,004 $52,786,973,407
d
$464,403,362 $73,713,189,773
13. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Franklin Income Fund (continued)
Liabilities:
Other Financial Instruments:
Options Written .......................... $ 162,193,858 $ 67,500 $ — $ 162,261,358
Unfunded Loan Commitments ............... — 6,916 — 6,916
Total Other Financial Instruments ......... $162,193,858 $74,416 $— $162,268,274
Franklin U.S. Government Securities Fund
Assets:
Investments in Securities:
e
U.S. Government and Agency Securities ....... — 53,202,141 — 53,202,141
Mortgage-Backed Securities ................ — 2,096,352,403 — 2,096,352,403
Short Term Investments ................... 42,493,474 — — 42,493,474
Total Investments in Securities ........... $42,493,474 $2,149,554,544 $— $2,192,048,018
Franklin Utilities Fund
Assets:
Investments in Securities:
Common Stocks :
Electric Utilities ........................ 3,923,878,652 — — 3,923,878,652
Gas Utilities .......................... 103,775,500 — — 103,775,500
Independent Power and Renewable Electricity
Producers .......................... 461,349,453 — — 461,349,453
Multi-Utilities .......................... 1,615,131,500 218,046,201 — 1,833,177,701
Oil, Gas & Consumable Fuels ............. 216,480,000 — — 216,480,000
Water Utilities ......................... 35,577,000 39,143,915 — 74,720,915
Short Term Investments ................... 16,400,010 — — 16,400,010
Total Investments in Securities ........... $6,372,592,115 $257,190,116
f
$— $6,629,782,231
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $320,231,050, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $106,380,874, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $118,143,461, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
For detailed categories, see the accompanying Schedule of Investments.
f
Includes foreign securities valued at $257,190,116, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Growth Fund
Assets:
Investments in Securities:
Common Stocks :
IT Services ........ $ 31,148,647 $ — $ — $ — $ — $ — $ — $ (691,762) $ 30,456,885 $ (691,762)
Software .......... 23,735,324 — — — — — — 4,039,290 27,774,614 4,039,290
13. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 3 financial instruments, for the Franklin Growth Fund, include the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
14. Operating Segments
The Funds have adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures.  The update is limited to disclosure requirements and does not impact the Funds' financial position or results of operations.
Each Fund operates as a single operating segment, which is an investment portfolio. The Funds' Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
15. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
16. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Growth Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Convertible Preferred
Stocks :
IT Services ........ $ 3,015,216 $ — $ — $ — $ — $ — $ — $ (66,964) $ 2,948,252 $ (66,964)
Software .......... 89,474,848 — — — — — — 4,610,302 94,085,150 4,610,302
Trading Companies &
Distributors ...... 25,000,003 — — — — — — 22,019,775 47,019,778 22,019,775
Total Investments in
Securities ............ $172,374,038 $— $— $— $— $— $— $29,910,641 $202,284,679 $29,910,641
13. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
BDC
Business Development Company
CME
Chicago Mercantile Exchange
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate

Franklin Custodian Funds

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

FCF-SFSOI 05/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Custodian Funds

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	May 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	May 29, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	May 29, 2025